UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: October 31, 2018

*

This Form N-CSR pertains to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

October 31, 2018

MFS® Corporate Bond Fund

MFB-SEM

MFS® Corporate Bond Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction, and geopolitical uncertainty have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, equity markets in the United States have outperformed most international markets on a relative basis, though returns have been modest year to date on an absolute basis. Global economic growth has become less synchronized over the past few months, with Europe, China, and some emerging markets having shown signs of slowing growth while U.S. growth has remained above average.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains fairly accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

U.S. tax reforms adopted in late 2017 have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. The split result of the U.S. midterm congressional elections suggests meaningful further U.S. fiscal stimulus is less likely than if the Republicans had maintained control of both houses of Congress. Globally, inflation remains largely subdued, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear trade disputes could dampen business sentiment, leading to even slower global growth. While there has been progress on this front — NAFTA has been replaced with a new agreement between the U.S., Mexico, and Canada; the free trade pact with Korea has been updated; and a negotiating framework with the European Union has been agreed upon — tensions over trade with China remain quite high.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

December 14, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	78.7%
High Yield Corporates	9.8%
U.S. Treasury Securities	6.8%
Mortgage-Backed Securities	1.1%
Emerging Markets Bonds	1.1%
Floating Rate Loans	0.3%
Commercial Mortgage-Backed Securities (o)	0.0%
Asset-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	0.8%
AA	1.8%
A	22.5%
BBB	54.9%
BB	9.9%
CC (o)	0.0%
C (o)	0.0%
D (o)	0.0%
U.S. Government	6.8%
Federal Agencies	1.1%
Cash & Cash Equivalents	2.2%

Portfolio facts (i)
Average Duration (d)	7.0
Average Effective Maturity (m)	10.6 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of October 31, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2018 through October 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2018 through October 31, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Expenses Paid During Period (p) 5/01/18-10/31/18
A	Actual	0.78%	$1,000.00	$991.63	$3.92
	Hypothetical (h)	0.78%	$1,000.00	$1,021.27	$3.97
B	Actual	1.53%	$1,000.00	$987.12	$7.66
	Hypothetical (h)	1.53%	$1,000.00	$1,017.49	$7.78
C	Actual	1.53%	$1,000.00	$987.84	$7.67
	Hypothetical (h)	1.53%	$1,000.00	$1,017.49	$7.78
I	Actual	0.53%	$1,000.00	$992.85	$2.66
	Hypothetical (h)	0.53%	$1,000.00	$1,022.53	$2.70
R1	Actual	1.53%	$1,000.00	$987.85	$7.67
	Hypothetical (h)	1.53%	$1,000.00	$1,017.49	$7.78
R2	Actual	1.03%	$1,000.00	$989.66	$5.17
	Hypothetical (h)	1.03%	$1,000.00	$1,020.01	$5.24
R3	Actual	0.78%	$1,000.00	$991.63	$3.92
	Hypothetical (h)	0.78%	$1,000.00	$1,021.27	$3.97
R4	Actual	0.53%	$1,000.00	$992.13	$2.66
	Hypothetical (h)	0.53%	$1,000.00	$1,022.53	$2.70
R6	Actual	0.43%	$1,000.00	$993.34	$2.16
	Hypothetical (h)	0.43%	$1,000.00	$1,023.04	$2.19

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

10/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.5%
Issuer	Shares/Par	Value ($)
Aerospace - 2.3%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$11,950,000	$11,065,461
L3 Technologies, Inc., 3.85%, 6/15/2023	21,957,000	21,889,250
Lockheed Martin Corp., 3.55%, 1/15/2026	7,857,000	7,670,125
Northrop Grumman Corp., 2.55%, 10/15/2022	31,622,000	30,391,282
Northrop Grumman Corp., 2.93%, 1/15/2025	27,106,000	25,543,557

		$96,559,675
Apparel Manufacturers - 0.5%
Coach, Inc., 4.125%, 7/15/2027	$22,765,000	$21,305,060

Asset-Backed & Securitized - 0.1%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.894% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	$947,317	$888,338
Greenwich Capital Commercial Funding Corp., 5.856%, 7/10/2038	585,244	585,091
JPMorgan Chase Commercial Mortgage Securities Corp., 5.965%, 7/15/2042 (n)(q)	1,219,486	831,604
Lehman Brothers Commercial Conduit Mortgage Trust, 0.955%, 2/18/2030 (i)	181,751	2

		$2,305,035
Automotive - 3.5%
General Motors Co., 5.15%, 4/01/2038	$10,480,000	$9,252,249
General Motors Co., 6.25%, 10/02/2043	10,919,000	10,449,924
General Motors Financial Co., Inc., 2.35%, 10/04/2019	32,777,000	32,456,103
General Motors Financial Co., Inc., 3.45%, 4/10/2022	9,528,000	9,275,076
General Motors Financial Co., Inc., 4%, 10/06/2026	10,385,000	9,496,437
General Motors Financial Co., Inc., 4.35%, 1/17/2027	6,485,000	6,023,648
Lear Corp., 5.25%, 1/15/2025	15,224,000	15,599,477
Lear Corp., 3.8%, 9/15/2027	36,241,000	32,903,530
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	20,571,000	19,898,659

		$145,355,103
Broadcasting - 0.8%
Netflix, Inc., 4.875%, 4/15/2028 (n)	$21,124,000	$19,381,270
Time Warner, Inc., 3.8%, 2/15/2027	12,214,000	11,444,419
Time Warner, Inc., 5.35%, 12/15/2043	4,056,000	3,817,615

		$34,643,304

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Brokerage & Asset Managers - 2.5%
Charles Schwab Corp., 3.85%, 5/21/2025	$22,971,000	$22,973,940
E*TRADE Financial Corp., 2.95%, 8/24/2022	15,023,000	14,478,463
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	6,672,000	6,595,752
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	19,865,000	19,034,822
Intercontinental Exchange, Inc., 4%, 10/15/2023	14,230,000	14,470,359
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	8,952,000	8,851,773
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	16,712,000	15,729,877

		$102,134,986
Building - 2.6%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$16,362,000	$14,448,136
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	7,431,000	7,428,359
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	8,095,000	7,385,911
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	14,186,000	12,842,128
Masco Corp., 4.45%, 4/01/2025	3,390,000	3,376,329
Masco Corp., 4.375%, 4/01/2026	11,202,000	11,043,381
Masco Corp., 4.5%, 5/15/2047	12,265,000	10,151,768
Owens Corning, 3.4%, 8/15/2026	5,864,000	5,311,580
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	20,319,000	18,160,106
Vulcan Materials Co., 4.5%, 6/15/2047	19,500,000	16,372,294

		$106,519,992
Business Services - 2.6%
Cisco Systems, Inc., 2.2%, 2/28/2021	$12,891,000	$12,582,899
Equinix, Inc., 5.75%, 1/01/2025	13,055,000	13,299,781
Equinix, Inc., 5.375%, 5/15/2027	4,197,000	4,155,030
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	2,389,000	2,359,106
Fidelity National Information Services, Inc., 3%, 8/15/2026	13,572,000	12,338,966
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	6,787,000	6,266,763
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	14,440,000	13,784,616
Fiserv, Inc., 2.7%, 6/01/2020	6,911,000	6,837,449
MSCI, Inc., 5.75%, 8/15/2025 (n)	15,656,000	16,086,540
MSCI, Inc., 4.75%, 8/01/2026 (n)	5,205,000	5,022,825
MSCI, Inc., 5.375%, 5/15/2027 (n)	15,000,000	14,850,000

		$107,583,975
Cable TV - 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$19,932,000	$20,584,237
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	11,693,000	10,760,967
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	3,670,000	3,267,378
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	1,635,000	1,619,672
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	19,940,000	19,491,350
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	26,833,000	25,214,702

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
Time Warner Cable, Inc., 4.5%, 9/15/2042	$7,034,000	$5,653,791
Videotron Ltd., 5%, 7/15/2022	13,220,000	13,203,475

		$99,795,572
Chemicals - 1.7%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)	$11,552,000	$10,773,141
LyondellBasell Industries N.V., 6%, 11/15/2021	9,720,000	10,249,636
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	15,584,000	15,699,038
Sasol Financing International PLC, 4.5%, 11/14/2022	22,091,000	21,456,767
Sherwin-Williams Co., 4.5%, 6/01/2047	11,884,000	10,667,934

		$68,846,516
Computer Software - 1.3%
Microsoft Corp., 3.45%, 8/08/2036	$20,000,000	$18,402,637
Microsoft Corp., 4.1%, 2/06/2037	13,500,000	13,527,084
VeriSign, Inc., 4.625%, 5/01/2023	7,628,000	7,628,000
VeriSign, Inc., 4.75%, 7/15/2027	13,576,000	12,782,483

		$52,340,204
Computer Software - Systems - 1.3%
Apple, Inc., 3.2%, 5/11/2027	$31,231,000	$29,689,534
Apple, Inc., 4.5%, 2/23/2036	10,000,000	10,399,041
Apple, Inc., 3.85%, 8/04/2046	8,346,000	7,627,773
Apple, Inc., 4.25%, 2/09/2047	4,778,000	4,642,680

		$52,359,028
Conglomerates - 1.5%
Roper Technologies, Inc., 3%, 12/15/2020	$24,787,000	$24,556,813
Roper Technologies, Inc., 4.2%, 9/15/2028	12,199,000	11,973,098
United Technologies Corp., 4.625%, 11/16/2048	9,261,000	8,908,986
Wabtec Corp., 4.7%, 9/15/2028	12,095,000	11,692,707
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	6,283,000	6,136,103

		$63,267,707
Consumer Products - 0.4%
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	$16,079,000	$14,686,418

Consumer Services - 2.1%
IHS Markit Ltd., 4%, 3/01/2026 (n)	$6,085,000	$5,726,898
Priceline Group, Inc., 3.65%, 3/15/2025	15,059,000	14,621,539
Priceline Group, Inc., 3.6%, 6/01/2026	18,768,000	17,924,184
Priceline Group, Inc., 3.55%, 3/15/2028	10,204,000	9,543,481
Service Corp. International, 5.375%, 5/15/2024	18,149,000	18,353,176
Visa, Inc., 4.15%, 12/14/2035	12,578,000	12,564,392

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Services - continued
Visa, Inc., 3.65%, 9/15/2047	$9,718,000	$8,702,314

		$87,435,984
Containers - 0.5%
Ball Corp., 4%, 11/15/2023	$11,867,000	$11,510,990
Ball Corp., 5.25%, 7/01/2025	10,370,000	10,473,700

		$21,984,690
Electrical Equipment - 0.9%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$4,412,000	$4,328,030
Arrow Electronics, Inc., 3.25%, 9/08/2024	16,437,000	15,369,033
Arrow Electronics, Inc., 3.875%, 1/12/2028	17,987,000	16,416,581

		$36,113,644
Electronics - 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$45,163,000	$41,470,443
Tyco Electronics Group S.A., 3.5%, 2/03/2022	11,088,000	11,062,845

		$52,533,288
Emerging Market Sovereign - 0.1%
Republic of South Africa, 5.65%, 9/27/2047	$6,589,000	$5,551,233

Energy - Independent - 0.3%
Diamondback Energy, Inc., 4.75%, 11/01/2024 (n)	$10,568,000	$10,277,380
Diamondback Energy, Inc., 5.375%, 5/31/2025	1,830,000	1,820,850

		$12,098,230
Energy - Integrated - 0.7%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$14,052,000	$13,367,611
Shell International Finance B.V., 3.75%, 9/12/2046	16,673,000	14,816,802

		$28,184,413
Entertainment - 0.5%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$22,622,000	$20,703,149

Financial Institutions - 1.0%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	$24,414,000	$21,905,057
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	6,016,000	5,903,200
International Lease Finance Corp., 5.875%, 8/15/2022	13,000,000	13,690,068

		$41,498,325
Food & Beverages - 5.0%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	$48,069,000	$48,114,633
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	8,822,000	8,019,033

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Conagra Brands, Inc., 5.3%, 11/01/2038	$10,886,000	$10,543,443
Conagra Brands, Inc., 5.4%, 11/01/2048	14,507,000	13,843,070
Constellation Brands, Inc., 3.2%, 2/15/2023	17,602,000	17,058,450
Constellation Brands, Inc., 4.25%, 5/01/2023	37,599,000	37,949,098
Danone S.A., 2.077%, 11/02/2021 (n)	11,063,000	10,572,848
Danone S.A., 2.589%, 11/02/2023 (n)	23,885,000	22,459,238
Kraft Heinz Foods Co., 3.5%, 7/15/2022	7,915,000	7,817,318
Kraft Heinz Foods Co., 3%, 6/01/2026	4,972,000	4,437,238
Kraft Heinz Foods Co., 6.5%, 2/09/2040	10,504,000	11,396,470
Tyson Foods, Inc., 4.5%, 6/15/2022	6,026,000	6,161,645
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	4,831,000	4,819,212
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	2,809,000	2,808,731

		$206,000,427
Forest & Paper Products - 0.4%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$13,758,000	$14,257,388
International Paper Co., 6%, 11/15/2041	3,640,000	3,843,064

		$18,100,452
Gaming & Lodging - 1.7%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$24,600,000	$24,861,375
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	5,895,000	5,791,838
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	8,944,000	8,742,760
Marriott International, Inc., 4%, 4/15/2028	33,912,000	32,659,768

		$72,055,741
Insurance - 0.5%
American International Group, Inc., 3.875%, 1/15/2035	$4,195,000	$3,597,691
American International Group, Inc., 4.7%, 7/10/2035	7,821,000	7,370,280
American International Group, Inc., 4.5%, 7/16/2044	10,351,000	9,172,786

		$20,140,757
Insurance - Health - 2.1%
Aetna, Inc., 2.8%, 6/15/2023	$9,637,000	$9,191,894
Centene Corp., 5.375%, 6/01/2026 (n)	14,574,000	14,792,610
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)	17,420,000	17,217,839
UnitedHealth Group, Inc., 2.7%, 7/15/2020	25,646,000	25,443,816
UnitedHealth Group, Inc., 4.625%, 7/15/2035	18,120,000	18,636,593

		$85,282,752
Insurance - Property & Casualty - 1.2%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	$6,920,000	$6,716,724
Chubb INA Holdings, Inc., 2.875%, 11/03/2022	8,035,000	7,846,649
CNA Financial Corp., 5.875%, 8/15/2020	4,010,000	4,175,128

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Property & Casualty - continued
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	$9,230,000	$8,900,456
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	8,500,000	8,727,222
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	6,766,000	6,611,927
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	6,467,000	6,013,730

		$48,991,836
Machinery & Tools - 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$9,230,000	$9,133,775
CNH Industrial Capital LLC, 3.85%, 11/15/2027	16,974,000	15,680,983

		$24,814,758
Major Banks - 15.2%
Bank of America Corp., 2.738% to 1/23/2021, FLR (LIBOR - 3mo. + 2.738%) to 1/23/2022	$45,281,000	$44,381,330
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	17,201,000	16,808,202
Bank of America Corp., 3.004%, 12/20/2023	1,782,000	1,714,639
Bank of America Corp., 4.125%, 1/22/2024	14,866,000	14,952,336
Bank of America Corp., 4.45%, 3/03/2026	13,347,000	13,201,575
Bank of America Corp., 3.5%, 4/19/2026	19,080,000	18,149,182
Bank of America Corp., 4.183%, 11/25/2027	25,000,000	24,001,407
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	15,825,000	14,582,785
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	18,007,000	18,479,684
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	22,420,000	21,747,400
Bank of New York Mellon Corp., 2.95%, 1/29/2023	52,612,000	51,159,968
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FLR (LIBOR - 3mo. + 1.069%) to 2/07/2028	23,523,000	22,582,052
HSBC Holdings PLC, 3.4%, 3/08/2021	13,677,000	13,604,812
HSBC Holdings PLC, 4.375%, 11/23/2026	10,488,000	10,170,255
HSBC Holdings PLC, 6% to 5/22/2027, FLR (ICE Swap Rate - 5yr. + 3.746%) to 11/22/2065	9,768,000	8,986,560
JPMorgan Chase & Co., 4.25%, 10/15/2020	6,107,000	6,201,893
JPMorgan Chase & Co., 2.295%, 8/15/2021	15,000,000	14,521,800
JPMorgan Chase & Co., 4.5%, 1/24/2022	26,589,000	27,325,193
JPMorgan Chase & Co., 3.25%, 9/23/2022	30,989,000	30,562,922
JPMorgan Chase & Co., 3.2%, 6/15/2026	9,000,000	8,396,338
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	35,000,000	33,668,987
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR (LIBOR - 3mo. + 1.38%) to 5/01/2028	18,887,000	17,807,779

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., 3.964% to 11/15/2047, FLR (LIBOR - 3mo. + 1.38%) to 11/15/2048	$12,400,000	$10,865,619
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	20,011,000	17,297,556
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR (LIBOR - 3mo. + 3.78%) to 1/29/2049	15,247,000	16,260,925
Morgan Stanley, 2.5%, 4/21/2021	5,620,000	5,475,610
Morgan Stanley, 5.5%, 7/28/2021	5,652,000	5,920,152
Morgan Stanley, 2.625%, 11/17/2021	32,200,000	31,228,913
Morgan Stanley, 3.125%, 1/23/2023	22,096,000	21,382,368
PNC Bank N.A., 2.6%, 7/21/2020	18,034,000	17,817,352
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	33,791,000	32,887,156
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	24,795,000	24,306,557
Wachovia Corp., 6.605%, 10/01/2025	7,936,000	8,792,949

		$625,242,256
Medical & Health Technology & Services - 2.9%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$1,460,000	$1,415,272
Becton, Dickinson and Co., 4.685%, 12/15/2044	9,974,000	9,317,196
Becton, Dickinson and Co., 4.669%, 6/06/2047	26,561,000	24,939,944
HCA, Inc., 4.75%, 5/01/2023	7,090,000	7,160,900
HCA, Inc., 5.25%, 6/15/2026	3,516,000	3,577,530
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	16,049,000	15,323,125
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	4,792,000	4,602,771
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	8,278,000	7,684,163
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	9,452,000	9,109,656
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	14,540,000	13,277,535
Thermo Fisher Scientific, Inc., 4.1%, 8/15/2047	27,051,000	24,296,186

		$120,704,278
Medical Equipment - 3.0%
Abbott Laboratories, 2.9%, 11/30/2021	$30,627,000	$30,095,622
Abbott Laboratories, 4.75%, 11/30/2036	21,877,000	22,300,890
Medtronic, Inc., 3.5%, 3/15/2025	32,749,000	32,058,746
Medtronic, Inc., 4.375%, 3/15/2035	3,458,000	3,444,063
Teleflex, Inc., 4.625%, 11/15/2027	2,045,000	1,906,963
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	20,267,000	19,116,378
Zimmer Biomet Holdings, Inc., FLR, 3.088% (LIBOR - 3mo. + 0.75%), 3/19/2021	13,874,000	13,881,259

		$122,803,921
Metals & Mining - 1.8%
Glencore Funding LLC, 3%, 10/27/2022 (n)	$2,911,000	$2,783,626
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	11,974,000	11,868,919

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Glencore Funding LLC, 4%, 4/16/2025 (n)	$5,423,000	$5,186,557
Glencore Funding LLC, 4%, 3/27/2027 (n)	21,861,000	20,101,854
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	10,188,000	9,269,042
Kinross Gold Corp., 5.95%, 3/15/2024	1,845,000	1,886,513
Kinross Gold Corp., 4.5%, 7/15/2027	255,000	228,225
Steel Dynamics, Inc., 5%, 12/15/2026	21,989,000	21,494,248

		$72,818,984
Midstream - 3.4%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$4,916,145
APT Pipelines Ltd., 5%, 3/23/2035 (n)	12,850,000	12,662,778
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	7,949,000	7,845,663
MPLX LP, 4.5%, 4/15/2038	12,937,000	11,527,409
ONEOK, Inc., 4.95%, 7/13/2047	38,103,000	36,018,808
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	10,865,000	11,437,911
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	13,222,000	14,036,783
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	7,084,000	7,116,987
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	13,455,000	12,802,844
Tallgrass Energy LP, 4.75%, 10/01/2023 (n)	21,726,000	21,495,161

		$139,860,489
Mortgage-Backed - 1.1%
Freddie Mac, 3.136%, 10/25/2024	$36,026,000	$35,420,176
Freddie Mac, 3.244%, 8/25/2027	1,276,000	1,230,623
Freddie Mac, 3.286%, 11/25/2027	7,744,000	7,477,622

		$44,128,421
Natural Gas - Distribution - 1.6%
NiSource Finance Corp., 3.85%, 2/15/2023	$10,894,000	$10,818,457
NiSource Finance Corp., 4.8%, 2/15/2044	4,239,000	4,162,415
NiSource, Inc., 5.65%, 2/01/2045	8,731,000	9,426,766
Sempra Energy, 3.25%, 6/15/2027	42,879,000	39,475,442

		$63,883,080
Network & Telecom - 1.0%
AT&T, Inc., 2.45%, 6/30/2020	$5,778,000	$5,689,468
AT&T, Inc., 3.8%, 3/01/2024	15,387,000	15,100,938
AT&T, Inc., 4.5%, 5/15/2035	13,000,000	11,728,623
AT&T, Inc., 5.15%, 11/15/2046 (n)	4,012,000	3,653,396
AT&T, Inc., 5.65%, 2/15/2047	4,148,000	4,029,051

		$40,201,476

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Oils - 1.9%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$11,333,000	$11,329,871
Marathon Petroleum Corp., 4.75%, 9/15/2044	16,090,000	14,763,874
Marathon Petroleum Corp., 4.5%, 4/01/2048 (n)	17,824,000	15,748,006
Valero Energy Corp., 3.4%, 9/15/2026	20,305,000	18,731,606
Valero Energy Corp., 4.9%, 3/15/2045	17,086,000	16,300,202

		$76,873,559
Other Banks & Diversified Financials - 3.3%
Capital One Financial Corp., 3.75%, 4/24/2024	$5,016,000	$4,883,362
Capital One Financial Corp., 3.3%, 10/30/2024	36,018,000	33,976,306
Citizens Bank N.A., 2.25%, 3/02/2020	21,010,000	20,710,648
Citizens Bank N.A., 2.55%, 5/13/2021	9,910,000	9,642,841
Discover Bank, 7%, 4/15/2020	17,724,000	18,515,268
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	6,746,000	6,521,796
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR (Swap Rate -5yr. + 3.703%) to 12/31/2165 (n)	4,524,000	4,060,290
SunTrust Banks, Inc., 2.7%, 1/27/2022	27,944,000	27,051,804
SunTrust Banks, Inc., 3.3%, 5/15/2026	12,449,000	11,636,818

		$136,999,133
Pharmaceuticals - 0.8%
Bayer U.S. Finance LLC, 3.875%, 12/15/2023 (n)	$11,111,000	$10,941,758
Elanco Animal Health, Inc., 4.9%, 8/28/2028 (n)	23,321,000	23,038,445

		$33,980,203
Pollution Control - 0.7%
Republic Services, Inc., 5.25%, 11/15/2021	$6,200,000	$6,508,596
Republic Services, Inc., 3.95%, 5/15/2028	22,233,000	21,744,907

		$28,253,503
Precious Metals & Minerals - 0.4%
Teck Resources Ltd., 6%, 8/15/2040	$4,507,000	$4,405,592
Teck Resources Ltd., 6.25%, 7/15/2041	13,526,000	13,492,185

		$17,897,777
Railroad & Shipping - 0.1%
Canadian Pacific Railway Co., 4.5%, 1/15/2022	$4,058,000	$4,170,256

Restaurants - 0.4%
Starbucks Corp., 4%, 11/15/2028	$17,610,000	$17,109,006

Retailers - 1.3%
Best Buy Co., Inc., 5.5%, 3/15/2021	$17,673,000	$18,330,746
Dollar General Corp., 4.15%, 11/01/2025	5,508,000	5,445,159

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - continued
Dollar Tree, Inc., 4%, 5/15/2025	$15,955,000	$15,329,730
Home Depot, Inc., 3%, 4/01/2026	7,218,000	6,838,828
Home Depot, Inc., 4.875%, 2/15/2044	8,313,000	8,753,724

		$54,698,187
Specialty Chemicals - 0.1%
Ecolab, Inc., 4.35%, 12/08/2021	$3,263,000	$3,345,666

Telecommunications - Wireless - 3.8%
American Tower Corp., REIT, 4.7%, 3/15/2022	$7,973,000	$8,175,020
American Tower Corp., REIT, 3.5%, 1/31/2023	3,999,000	3,915,603
American Tower Corp., REIT, 3%, 6/15/2023	19,876,000	19,039,729
American Tower Corp., REIT, 4%, 6/01/2025	12,172,000	11,827,829
American Tower Corp., REIT, 3.6%, 1/15/2028	21,944,000	20,187,376
Crown Castle International Corp., 5.25%, 1/15/2023	4,570,000	4,765,735
Crown Castle International Corp., 3.15%, 7/15/2023	16,889,000	16,209,142
Crown Castle International Corp., 4.45%, 2/15/2026	15,364,000	15,181,081
Crown Castle International Corp., 4%, 3/01/2027	9,286,000	8,860,564
Crown Castle International Corp., 3.65%, 9/01/2027	8,862,000	8,193,710
SBA Tower Trust, 2.898%, 10/15/2019 (n)	9,621,000	9,567,331
T-Mobile USA, Inc., 6%, 4/15/2024	21,678,000	22,219,950
T-Mobile USA, Inc., 4.75%, 2/01/2028	9,336,000	8,635,800

		$156,778,870
Tobacco - 0.2%
Reynolds American, Inc., 3.25%, 6/12/2020	$1,586,000	$1,580,636
Reynolds American, Inc., 4%, 6/12/2022	5,408,000	5,418,498

		$6,999,134
Transportation - Services - 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$4,480,000	$5,472,808

U.S. Treasury Obligations - 6.8%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$202,235,000	$207,701,665
U.S. Treasury Bonds, 3%, 2/15/2048	76,420,300	70,667,881

		$278,369,546
Utilities - Electric Power - 4.2%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$5,432,000	$5,265,401
Duke Energy Corp., 3.75%, 9/01/2046	11,123,000	9,486,526
EDP Finance B.V., 5.25%, 1/14/2021 (n)	4,828,000	4,940,492
EDP Finance B.V., 3.625%, 7/15/2024 (n)	10,744,000	10,170,614
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	34,129,000	31,430,932
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	9,461,000	7,871,946

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Eversource Energy, 2.9%, 10/01/2024	$18,060,000	$17,165,418
Exelon Corp., 3.497%, 6/01/2022	17,819,000	17,377,864
FirstEnergy Corp., 3.9%, 7/15/2027	9,834,000	9,390,972
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027	20,319,000	19,318,695
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	12,862,000	11,865,195
PPL Capital Funding, Inc., 5%, 3/15/2044	3,193,000	3,213,323
Public Service Enterprise Group, 2%, 11/15/2021	20,489,000	19,465,658
Southern Co., 2.95%, 7/01/2023	6,880,000	6,568,892

		$173,531,928
Total Bonds (Identified Cost, $4,129,310,961)		$3,973,314,735

Floating Rate Loans (r) - 0.3%
Medical & Health Technology & Services - 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 5.052%, 6/24/2021 (Identified Cost, $13,201,307)	$13,130,965	$13,141,220

Investment Companies (h) - 2.3%
Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 2.21% (v) (Identified Cost, $96,840,209)	96,850,112	$96,840,427

Other Assets, Less Liabilities - 0.9%		35,427,967
Net Assets - 100.0%		$4,118,724,349

(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $96,840,427 and $3,986,455,955, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $586,309,387, representing 14.2% of net assets.

(q)	Interest received was less than stated coupon rate.
(r)

The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

16

Portfolio of Investments (unaudited) – continued

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.894% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	$947,317	$888,338
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $4,142,512,268)	$3,986,455,955
Investments in affiliated issuers, at value (identified cost, $96,840,209)	96,840,427
Cash	63,238
Receivables for
Investments sold	2,910,254
Fund shares sold	6,108,116
Interest	40,669,323
Total assets	$4,133,047,313
Liabilities
Payables for
Distributions	$885,569
Fund shares reacquired	11,200,119
Payable to affiliates
Investment adviser	87,291
Shareholder servicing costs	1,636,338
Distribution and service fees	35,889
Payable for independent Trustees’ compensation	15,061
Accrued expenses and other liabilities	462,697
Total liabilities	$14,322,964
Net assets	$4,118,724,349
Net assets consist of
Paid-in capital	$4,335,056,870
Total distributable earnings (loss)	(216,332,521)
Net assets	$4,118,724,349
Shares of beneficial interest outstanding	312,236,989

18

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,581,201,445	119,795,340	$13.20
Class B	38,832,497	2,948,153	13.17
Class C	154,670,366	11,754,668	13.16
Class I	1,061,852,660	80,518,933	13.19
Class R1	5,699,836	432,855	13.17
Class R2	39,594,358	2,999,491	13.20
Class R3	155,596,358	11,788,039	13.20
Class R4	75,496,930	5,718,404	13.20
Class R6	1,005,779,899	76,281,106	13.19

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.79 [100 / 95.75 x $13.20]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$86,848,400
Dividends from affiliated issuers	1,199,441
Other	693
Total investment income	$88,048,534
Expenses
Management fee	$8,657,481
Distribution and service fees	3,457,410
Shareholder servicing costs	1,968,216
Administrative services fee	307,185
Independent Trustees’ compensation	41,368
Custodian fee	113,063
Shareholder communications	403,298
Audit and tax fees	37,303
Legal fees	22,422
Miscellaneous	208,280
Total expenses	$15,216,026
Fees paid indirectly	(3,241)
Reduction of expenses by investment adviser and distributor	(246,913)
Net expenses	$14,965,872
Net investment income (loss)	$73,082,662
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(45,912,242)
Affiliated issuers	12,827
Net realized gain (loss)	$(45,899,415)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(62,796,784)
Affiliated issuers	(9,441)
Net unrealized gain (loss)	$(62,806,225)
Net realized and unrealized gain (loss)	$(108,705,640)
Change in net assets from operations	$(35,622,978)

See Notes to Financial Statements

20

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 10/31/18	Year ended 4/30/18
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$73,082,662	$146,498,932
Net realized gain (loss)	(45,899,415)	22,370,348
Net unrealized gain (loss)	(62,806,225)	(178,790,288)
Change in net assets from operations	$(35,622,978)	$(9,921,008)
Total distributions declared to shareholders (a)	$(72,541,576)	$(149,082,041)
Change in net assets from fund share transactions	$(768,390,379)	$901,620,983
Total change in net assets	$(876,554,933)	$742,617,934
Net assets
At beginning of period	4,995,279,282	4,252,661,348
At end of period (b)	$4,118,724,349	$4,995,279,282

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended April 30, 2018, distributions from net investment income were $149,082,041.

(b)

Parenthetical disclosure of accumulated distributions in excess of net investment income is no longer required. See Note 2. For the year ended April 30, 2018, end of period net assets included accumulated distributions in excess of net investment income of $2,736,690.

See Notes to Financial Statements

21

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/18		Year ended
Class A			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$13.52		$13.92	$13.99		$14.11	$14.02	$14.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.41	$0.42	(c)	$0.44	$0.46	$0.44
Net realized and unrealized gain (loss)	(0.32)		(0.39)	(0.04)		(0.06)	0.13	(0.28)
Total from investment operations	$(0.11)		$0.02	$0.38		$0.38	$0.59	$0.16
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.45)		$(0.46)	$(0.50)	$(0.48)
From net realized gain	—		—	—		(0.04)	—	(0.04)
Total distributions declared to shareholders	$(0.21)		$(0.42)	$(0.45)		$(0.50)	$(0.50)	$(0.52)
Net asset value, end of period (x)	$13.20		$13.52	$13.92		$13.99	$14.11	$14.02
Total return (%) (r)(s)(t)(x)	(0.84	)(n)	0.08	2.73	(c)	2.83	4.27	1.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.80	0.81	(c)	0.83	0.83	0.82
Expenses after expense reductions (f)	0.78	(a)	0.79	0.80	(c)	0.82	0.82	0.81
Net investment income (loss)	3.11	(a)	2.95	3.04	(c)	3.24	3.26	3.19
Portfolio turnover	20	(n)	38	28		30	29	31
Net assets at end of period (000 omitted)	$1,581,201		$1,648,508	$1,597,201		$1,709,595	$1,572,022	$1,489,744

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class B			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$13.50		$13.89	$13.96		$14.08	$13.99	$14.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.31	$0.32	(c)	$0.34	$0.35	$0.34
Net realized and unrealized gain (loss)	(0.33)		(0.39)	(0.05)		(0.06)	0.13	(0.29)
Total from investment operations	$(0.17)		$(0.08)	$0.27		$0.28	$0.48	$0.05
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.31)	$(0.34)		$(0.36)	$(0.39)	$(0.37)
From net realized gain	—		—	—		(0.04)	—	(0.04)
Total distributions declared to shareholders	$(0.16)		$(0.31)	$(0.34)		$(0.40)	$(0.39)	$(0.41)
Net asset value, end of period (x)	$13.17		$13.50	$13.89		$13.96	$14.08	$13.99
Total return (%) (r)(s)(t)(x)	(1.29	)(n)	(0.60)	1.96	(c)	2.06	3.49	0.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.55	1.56	(c)	1.58	1.58	1.57
Expenses after expense reductions (f)	1.53	(a)	1.54	1.55	(c)	1.57	1.57	1.57
Net investment income (loss)	2.36	(a)	2.20	2.30	(c)	2.50	2.52	2.44
Portfolio turnover	20	(n)	38	28		30	29	31
Net assets at end of period (000 omitted)	$38,832		$47,698	$61,123		$72,298	$80,296	$87,094

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class C			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$13.48		$13.88	$13.94		$14.06	$13.97	$14.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.31	$0.32	(c)	$0.34	$0.35	$0.34
Net realized and unrealized gain (loss)	(0.32)		(0.40)	(0.04)		(0.06)	0.13	(0.29)
Total from investment operations	$(0.16)		$(0.09)	$0.28		$0.28	$0.48	$0.05
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.31)	$(0.34)		$(0.36)	$(0.39)	$(0.37)
From net realized gain	—		—	—		(0.04)	—	(0.04)
Total distributions declared to shareholders	$(0.16)		$(0.31)	$(0.34)		$(0.40)	$(0.39)	$(0.41)
Net asset value, end of period (x)	$13.16		$13.48	$13.88		$13.94	$14.06	$13.97
Total return (%) (r)(s)(t)(x)	(1.22	)(n)	(0.67)	2.04	(c)	2.06	3.50	0.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.55	1.56	(c)	1.58	1.58	1.57
Expenses after expense reductions (f)	1.53	(a)	1.54	1.56	(c)	1.57	1.57	1.57
Net investment income (loss)	2.36	(a)	2.20	2.30	(c)	2.50	2.52	2.45
Portfolio turnover	20	(n)	38	28		30	29	31
Net assets at end of period (000 omitted)	$154,670		$182,315	$242,889		$264,424	$271,920	$276,008

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class I			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$13.51		$13.91	$13.98		$14.11	$14.01	$14.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.45	$0.45	(c)	$0.47	$0.49	$0.47
Net realized and unrealized gain (loss)	(0.32)		(0.40)	(0.04)		(0.06)	0.14	(0.29)
Total from investment operations	$(0.09)		$0.05	$0.41		$0.41	$0.63	$0.18
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.45)	$(0.48)		$(0.50)	$(0.53)	$(0.51)
From net realized gain	—		—	—		(0.04)	—	(0.04)
Total distributions declared to shareholders	$(0.23)		$(0.45)	$(0.48)		$(0.54)	$(0.53)	$(0.55)
Net asset value, end of period (x)	$13.19		$13.51	$13.91		$13.98	$14.11	$14.01
Total return (%) (r)(s)(t)(x)	(0.72	)(n)	0.33	2.99	(c)	3.01	4.60	1.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.55	0.56	(c)	0.57	0.58	0.57
Expenses after expense reductions (f)	0.53	(a)	0.54	0.56	(c)	0.57	0.57	0.57
Net investment income (loss)	3.36	(a)	3.19	3.25	(c)	3.48	3.50	3.43
Portfolio turnover	20	(n)	38	28		30	29	31
Net assets at end of period (000 omitted)	$1,061,853		$1,781,450	$2,005,193		$720,809	$553,364	$446,377

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class R1			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$13.49		$13.89	$13.95		$14.07	$13.98	$14.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.31	$0.32	(c)	$0.34	$0.36	$0.34
Net realized and unrealized gain (loss)	(0.32)		(0.40)	(0.04)		(0.06)	0.12	(0.29)
Total from investment operations	$(0.16)		$(0.09)	$0.28		$0.28	$0.48	$0.05
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.31)	$(0.34)		$(0.36)	$(0.39)	$(0.37)
From net realized gain	—		—	—		(0.04)	—	(0.04)
Total distributions declared to shareholders	$(0.16)		$(0.31)	$(0.34)		$(0.40)	$(0.39)	$(0.41)
Net asset value, end of period (x)	$13.17		$13.49	$13.89		$13.95	$14.07	$13.98
Total return (%) (r)(s)(t)(x)	(1.21	)(n)	(0.67)	2.04	(c)	2.06	3.49	0.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.55	1.56	(c)	1.58	1.58	1.57
Expenses after expense reductions (f)	1.53	(a)	1.54	1.56	(c)	1.57	1.57	1.57
Net investment income (loss)	2.36	(a)	2.20	2.30	(c)	2.50	2.53	2.44
Portfolio turnover	20	(n)	38	28		30	29	31
Net assets at end of period (000 omitted)	$5,700		$6,101	$6,780		$7,145	$7,978	$21,548

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class R2			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$13.53		$13.92	$13.99		$14.11	$14.02	$14.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.38	$0.39	(c)	$0.41	$0.42	$0.41
Net realized and unrealized gain (loss)	(0.33)		(0.39)	(0.05)		(0.06)	0.13	(0.29)
Total from investment operations	$(0.14)		$(0.01)	$0.34		$0.35	$0.55	$0.12
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)	$(0.41)		$(0.43)	$(0.46)	$(0.44)
From net realized gain	—		—	—		(0.04)	—	(0.04)
Total distributions declared to shareholders	$(0.19)		$(0.38)	$(0.41)		$(0.47)	$(0.46)	$(0.48)
Net asset value, end of period (x)	$13.20		$13.53	$13.92		$13.99	$14.11	$14.02
Total return (%) (r)(s)(t)(x)	(1.04	)(n)	(0.09)	2.47	(c)	2.58	4.01	0.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.05	1.06	(c)	1.08	1.08	1.07
Expenses after expense reductions (f)	1.03	(a)	1.04	1.05	(c)	1.07	1.07	1.07
Net investment income (loss)	2.86	(a)	2.70	2.79	(c)	3.00	3.01	2.94
Portfolio turnover	20	(n)	38	28		30	29	31
Net assets at end of period (000 omitted)	$39,594		$43,827	$49,948		$58,938	$74,307	$77,290

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class R3			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$13.52		$13.92	$13.99		$14.11	$14.02	$14.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.41	$0.43	(c)	$0.44	$0.46	$0.44
Net realized and unrealized gain (loss)	(0.32)		(0.39)	(0.05)		(0.06)	0.13	(0.28)
Total from investment operations	$(0.11)		$0.02	$0.38		$0.38	$0.59	$0.16
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.45)		$(0.46)	$(0.50)	$(0.48)
From net realized gain	—		—	—		(0.04)	—	(0.04)
Total distributions declared to shareholders	$(0.21)		$(0.42)	$(0.45)		$(0.50)	$(0.50)	$(0.52)
Net asset value, end of period (x)	$13.20		$13.52	$13.92		$13.99	$14.11	$14.02
Total return (%) (r)(s)(t)(x)	(0.84	)(n)	0.08	2.73	(c)	2.83	4.27	1.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.81	0.81	(c)	0.83	0.83	0.82
Expenses after expense reductions (f)	0.78	(a)	0.80	0.80	(c)	0.82	0.82	0.82
Net investment income (loss)	3.11	(a)	2.95	3.04	(c)	3.24	3.26	3.19
Portfolio turnover	20	(n)	38	28		30	29	31
Net assets at end of period (000 omitted)	$155,596		$167,404	$61,292		$65,655	$69,696	$63,349

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class R4			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$13.53		$13.93	$13.99		$14.11	$14.02	$14.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.45	$0.46	(c)	$0.48	$0.49	$0.48
Net realized and unrealized gain (loss)	(0.33)		(0.40)	(0.04)		(0.06)	0.14	(0.29)
Total from investment operations	$(0.10)		$0.05	$0.42		$0.42	$0.63	$0.19
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.45)	$(0.48)		$(0.50)	$(0.54)	$(0.51)
From net realized gain	—		—	—		(0.04)	—	(0.04)
Total distributions declared to shareholders	$(0.23)		$(0.45)	$(0.48)		$(0.54)	$(0.54)	$(0.55)
Net asset value, end of period (x)	$13.20		$13.53	$13.93		$13.99	$14.11	$14.02
Total return (%) (r)(s)(t)(x)	(0.79	)(n)	0.33	3.06	(c)	3.09	4.53	1.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.55	0.56	(c)	0.58	0.58	0.57
Expenses after expense reductions (f)	0.53	(a)	0.54	0.56	(c)	0.57	0.57	0.57
Net investment income (loss)	3.36	(a)	3.19	3.29	(c)	3.49	3.51	3.44
Portfolio turnover	20	(n)	38	28		30	29	31
Net assets at end of period (000 omitted)	$75,497		$74,027	$169,661		$148,266	$150,116	$139,924

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class R6			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$13.51		$13.91	$13.98		$14.10	$14.01	$14.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23		$0.46	$0.47	(c)	$0.49	$0.51	$0.49
Net realized and unrealized gain (loss)	(0.32)		(0.39)	(0.04)		(0.06)	0.13	(0.29)
Total from investment operations	$(0.09)		$0.07	$0.43		$0.43	$0.64	$0.20
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.47)	$(0.50)		$(0.51)	$(0.55)	$(0.53)
From net realized gain	—		—	—		(0.04)	—	(0.04)
Total distributions declared to shareholders	$(0.23)		$(0.47)	$(0.50)		$(0.55)	$(0.55)	$(0.57)
Net asset value, end of period (x)	$13.19		$13.51	$13.91		$13.98	$14.10	$14.01
Total return (%) (r)(s)(t)(x)	(0.67	)(n)	0.43	3.09	(c)	3.20	4.64	1.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.44	(a)	0.45	0.46	(c)	0.46	0.47	0.46
Expenses after expense reductions (f)	0.43	(a)	0.44	0.45	(c)	0.45	0.46	0.46
Net investment income (loss)	3.45	(a)	3.27	3.39	(c)	3.57	3.61	3.57
Portfolio turnover	20	(n)	38	28		30	29	31
Net assets at end of period (000 omitted)	$1,005,780		$1,043,950	$58,575		$44,475	$26,041	$18,414

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

30

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Corporate Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the

31

Notes to Financial Statements (unaudited) – continued

current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if

32

Notes to Financial Statements (unaudited) – continued

the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$278,369,546	$—	$278,369,546
Non-U.S. Sovereign Debt	—	5,551,232	—	5,551,232
U.S. Corporate Bonds	—	3,171,224,267	—	3,171,224,267
Residential Mortgage-Backed Securities	—	44,128,421	—	44,128,421
Commercial Mortgage-Backed Securities	—	1,416,697	—	1,416,697
Asset-Backed Securities (including CDOs)	—	888,338	—	888,338
Foreign Bonds	—	471,736,234	—	471,736,234
Floating Rate Loans	—	13,141,220	—	13,141,220
Mutual Funds	96,840,427	—	—	96,840,427
Total	$96,840,427	$3,986,455,955	$—	$4,083,296,382

For further information regarding security characteristics, see the Portfolio of Investments.

33

Notes to Financial Statements (unaudited) – continued

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain

34

Notes to Financial Statements (unaudited) – continued

countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/18
Ordinary income (including any short-term capital gains)	$149,082,041

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/18
Cost of investments	$4,249,621,452
Gross appreciation	6,640,396
Gross depreciation	(172,965,466)
Net unrealized appreciation (depreciation)	$(166,325,070)

As of 4/30/18
Undistributed ordinary income	10,496,975
Post-October capital loss deferral	(816,522)
Other temporary differences	(13,091,483)
Net unrealized appreciation (depreciation)	(104,756,937)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

35

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/18	Year ended 4/30/18
Class A	$25,243,184	$49,883,497
Class B	515,790	1,254,388
Class C	1,992,852	5,088,946
Class I	22,320,196	58,881,872
Class R1	69,493	144,844
Class R2	599,245	1,339,112
Class R3	2,521,239	2,944,142
Class R4	1,273,215	4,491,711
Class R6	18,006,362	25,053,529
Total	$72,541,576	$149,082,041

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period May 1, 2018 through July 31, 2018, the management fee was computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1.1 billion	0.39%
In excess of $1.1 billion	0.38%

Effective August 1, 2018, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average net assets:

Up to $1.1 billion	0.39%
In excess of $1.1 billion and up to $5 billion	0.38%
In excess of $5 billion and up to $10 billion	0.35%
In excess of $10 billion	0.34%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2018, this management fee reduction amounted to $221,005, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2018 was equivalent to an annual effective rate of 0.37% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $56,783 for the six months ended October 31, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

36

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,045,389
Class B	0.75%	0.25%	1.00%	1.00%	220,536
Class C	0.75%	0.25%	1.00%	1.00%	851,850
Class R1	0.75%	0.25%	1.00%	1.00%	29,700
Class R2	0.25%	0.25%	0.50%	0.50%	105,641
Class R3	—	0.25%	0.25%	0.25%	204,294
Total Distribution and Service Fees					$3,457,410

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2018, this rebate amounted to $25,526, $141, $212, $22, and $7 for Class A, Class B, Class C, Class R2, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2018, were as follows:

Amount
Class A	$52,184
Class B	20,509
Class C	5,218

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2018, the fee was $177,592, which equated to 0.0078% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder

37

Notes to Financial Statements (unaudited) – continued

servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,790,624.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2018 was equivalent to an annual effective rate of 0.0136% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,717 and the Retirement Deferral plan resulted in a net decrease in expense of $30. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended October 31, 2018. The liability for deferred retirement benefits payable to those former independent Trustees under both plans amounted to $15,051 at October 31, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2018, the fee paid by the fund under this agreement was $4,094 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

38

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017, MFS redeemed 86,129 shares of Class I for an aggregate amount of $1,179,105.

(4) Portfolio Securities

For the six months ended October 31, 2018, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$319,580,975	$79,707,134
Non-U.S. Government securities	$544,846,341	$1,419,705,873

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/18		Year ended 4/30/18
	Shares	Amount	Shares	Amount
Shares sold
Class A	12,565,060	$168,791,418	36,625,637	$511,901,113
Class B	46,600	625,020	207,453	2,896,532
Class C	429,422	5,745,184	1,971,926	27,537,501
Class I	14,321,803	192,320,307	75,710,906	1,060,423,077
Class R1	37,749	506,207	161,297	2,241,256
Class R2	277,497	3,727,137	721,719	10,129,272
Class R3	1,094,424	14,692,078	10,032,176	140,649,290
Class R4	585,089	7,864,123	2,216,023	31,085,126
Class R6	10,094,918	135,518,252	80,212,626	1,121,933,287
	39,452,562	$529,789,726	207,859,763	$2,908,796,454

Shares issued to shareholders in reinvestment of distributions
Class A	1,803,630	$24,220,632	3,408,878	$47,647,180
Class B	37,040	496,532	86,259	1,204,212
Class C	134,447	1,800,413	328,276	4,577,246
Class I	1,191,369	15,989,617	2,793,122	39,023,021
Class R1	5,186	69,482	10,372	144,713
Class R2	42,188	566,603	90,607	1,267,468
Class R3	187,346	2,516,018	211,711	2,939,390
Class R4	74,463	1,000,142	273,160	3,836,638
Class R6	1,317,863	17,680,065	1,762,527	24,544,835
	4,793,532	$64,339,504	8,964,912	$125,184,703

39

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/18		Year ended 4/30/18
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(16,467,251)	$(221,189,708)	(32,849,699)	$(459,223,762)
Class B	(669,680)	(8,969,515)	(1,158,512)	(16,148,945)
Class C	(2,331,658)	(31,221,597)	(6,277,077)	(86,845,430)
Class I	(66,818,189)	(895,800,195)	(90,796,610)	(1,266,384,743)
Class R1	(62,264)	(833,009)	(207,591)	(2,897,793)
Class R2	(560,505)	(7,535,264)	(1,158,949)	(16,241,466)
Class R3	(1,871,652)	(25,127,016)	(2,268,040)	(31,601,997)
Class R4	(413,505)	(5,553,172)	(9,199,421)	(129,134,085)
Class R6	(12,403,798)	(166,290,133)	(8,913,161)	(123,881,953)
	(101,598,502)	$(1,362,519,609)	(152,829,060)	$(2,132,360,174)

Net change
Class A	(2,098,561)	$(28,177,658)	7,184,816	$100,324,531
Class B	(586,040)	(7,847,963)	(864,800)	(12,048,201)
Class C	(1,767,789)	(23,676,000)	(3,976,875)	(54,730,683)
Class I	(51,305,017)	(687,490,271)	(12,292,582)	(166,938,645)
Class R1	(19,329)	(257,320)	(35,922)	(511,824)
Class R2	(240,820)	(3,241,524)	(346,623)	(4,844,726)
Class R3	(589,882)	(7,918,920)	7,975,847	111,986,683
Class R4	246,047	3,311,093	(6,710,238)	(94,212,321)
Class R6	(991,017)	(13,091,816)	73,061,992	1,022,596,169
	(57,352,408)	$(768,390,379)	63,995,615	$901,620,983

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended October 31, 2018, the fund’s commitment fee and interest expense were $14,670 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

40

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		239,564,001	659,468,758	(802,182,647)	96,850,112

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$12,827	$(9,441)	$—	$1,199,441	$96,840,427

41

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

42

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.

43

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.1 billion. They also noted that MFS has agreed in writing to implement additional contractual breakpoints that reduce its advisory fee rate on the Fund’s average daily net assets over $5 billion and $10 billion effective August 1, 2018. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

44

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

45

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

46

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

October 31, 2018

MFS® Limited Maturity Fund

MQL-SEM

MFS® Limited Maturity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction, and geopolitical uncertainty have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, equity markets in the United States have outperformed most international markets on a relative basis, though returns have been modest year to date on an absolute basis. Global economic growth has become less synchronized over the past few months, with Europe, China, and some emerging markets having shown signs of slowing growth while U.S. growth has remained above average.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains fairly accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

U.S. tax reforms adopted in late 2017 have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. The split result of the U.S. midterm congressional elections suggests meaningful further U.S. fiscal stimulus is less likely than if the Republicans had maintained control of both houses of Congress. Globally, inflation remains largely subdued, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear trade disputes could dampen business sentiment, leading to even slower global growth. While there has been progress on this front — NAFTA has been replaced with a new agreement between the U.S., Mexico, and Canada; the free trade pact with Korea has been updated; and a negotiating framework with the European Union has been agreed upon — tensions over trade with China remain quite high.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

December 14, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	51.6%
Asset-Backed Securities	12.9%
U.S. Treasury Securities	12.0%
Collateralized Loan Obligations	10.9%
Commercial Mortgage-Backed Securities	4.0%
Non-U.S. Government Bonds	2.9%
Emerging Markets Bonds	2.2%
Residential Mortgage-Backed Securities	1.8%
Mortgage-Backed Securities	0.7%
Municipal Bonds	0.6%
U.S. Government Agencies	0.3%
High Yield Corporates	0.2%

Composition including fixed income credit quality (a)(i)
AAA	10.2%
AA	18.1%
A	27.9%
BBB	28.0%
BB	0.2%
B	0.1%
CCC (o)	0.0%
CC	0.1%
C (o)	0.0%
D	0.2%
U.S. Government	8.1%
Federal Agencies	1.0%
Not Rated	6.2%
Cash & Cash Equivalents	3.8%
Other	(3.9)%

Portfolio facts (i)
Average Duration (d)	1.8
Average Effective Maturity (m)	3.1 yrs.

2

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of October 31, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2018 through October 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2018 through October 31, 2018.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Expenses Paid During Period (p) 5/01/18-10/31/18
A	Actual	0.72%	$1,000.00	$1,007.49	$3.64
	Hypothetical (h)	0.72%	$1,000.00	$1,021.58	$3.67
B	Actual	1.47%	$1,000.00	$1,005.42	$7.43
	Hypothetical (h)	1.47%	$1,000.00	$1,017.80	$7.48
C	Actual	1.57%	$1,000.00	$1,004.92	$7.93
	Hypothetical (h)	1.57%	$1,000.00	$1,017.29	$7.98
I	Actual	0.57%	$1,000.00	$1,009.94	$2.89
	Hypothetical (h)	0.57%	$1,000.00	$1,022.33	$2.91
R1	Actual	1.57%	$1,000.00	$1,004.91	$7.93
	Hypothetical (h)	1.57%	$1,000.00	$1,017.29	$7.98
R2	Actual	0.97%	$1,000.00	$1,007.94	$4.91
	Hypothetical (h)	0.97%	$1,000.00	$1,020.32	$4.94
R3	Actual	0.82%	$1,000.00	$1,008.68	$4.15
	Hypothetical (h)	0.82%	$1,000.00	$1,021.07	$4.18
R4	Actual	0.64%	$1,000.00	$1,016.80	$3.25
	Hypothetical (h)	0.64%	$1,000.00	$1,021.98	$3.26
R6	Actual	0.50%	$1,000.00	$1,010.31	$2.53
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
529A	Actual	0.76%	$1,000.00	$1,008.94	$3.85
	Hypothetical (h)	0.76%	$1,000.00	$1,021.37	$3.87
529B	Actual	1.51%	$1,000.00	$1,003.37	$7.62
	Hypothetical (h)	1.51%	$1,000.00	$1,017.59	$7.68
529C	Actual	1.61%	$1,000.00	$1,004.71	$8.14
	Hypothetical (h)	1.61%	$1,000.00	$1,017.09	$8.19

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

10/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 95.7%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 29.5%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 3.986% (LIBOR - 3mo. + 1.55%), 7/15/2026 (n)	$4,318,000	$4,313,613
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 4.586% (LIBOR - 3mo. + 2.15%), 7/15/2026 (n)	5,584,000	5,572,715
AIMCO Properties CLO LP, 2014-AA, “B1R”, FLR, 4.069% (LIBOR - 3mo. + 1.6%), 7/20/2026 (n)	4,342,000	4,342,673
AIMCO Properties CLO LP, 2014-AA, “B2R”, 3.49%, 7/20/2026 (n)	1,381,000	1,378,508
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 3.753% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	776,747	775,932
ALM Loan Funding CLO, 2015-12A, “A2A2”, FLR, 3.786% (LIBOR - 3mo. + 1.35%), 4/16/2027 (n)	8,761,281	8,749,037
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.336% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	4,819,336	4,833,616
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	4,648,000	4,604,303
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	153,615	153,541
Atrium CDO Corp., 2011-A, “BR”, FLR, 3.977% (LIBOR - 3mo. + 1.5%), 10/23/2025 (n)	4,318,000	4,309,291
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.84% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	4,335,000	4,343,570
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.949% (LIBOR - 3mo. + 1.5%), 10/17/2026 (n)	6,471,000	6,464,432
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 4.069% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	4,282,847	4,279,215
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 4.369% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	1,814,958	1,765,803
Bancorp Commercial Mortgage Trust, 2018-CR3, “B”, FLR, 3.83% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	3,903,904	3,908,814
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.38% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	4,618,000	4,615,522
Bayview Commercial Asset Trust, FLR, 2.591% (LIBOR - 1mo. + 0.31%), 8/25/2035 (z)	399,897	380,182
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	482,421	489,306
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.894% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	453,612	425,371
BSPRT, 2018-FL4 Issuer, Ltd., FLR, 4.383% (LIBOR - 1mo. + 2.1%), 9/15/2035 (z)	5,552,000	5,569,421
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (z)	5,486,016	5,467,159

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	$4,755,000	$4,695,445
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.321%, 5/10/2050 (i)	44,506,170	3,535,285
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.43% (LIBOR -1mo. + 1.15%), 3/15/2028 (n)	1,132,612	1,135,724
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	3,442,000	3,404,166
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,560,000	1,539,796
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	2,403,000	2,353,074
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	1,815,000	1,767,422
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	2,592,000	2,528,803
CNH Equipment Trust, 2016-C, “A4”, 1.76%, 9/15/2023	6,146,680	5,979,424
Colony Starwood Homes, 2016-2A, “A”, FLR, 3.53% (LIBOR -1mo. + 1.25%), 12/17/2033 (n)	5,747,709	5,747,712
Commercial Mortgage Asset Trust, 1.242%, 1/17/2032 (i)(z)	32,805	10
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	5,201,000	5,182,750
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	3,270,000	3,234,584
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	5,913,000	5,887,360
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	6,441,000	6,327,930
Credit-Based Asset Servicing & Securitization LLC, 3.602%, 1/25/2037 (q)	2,077,508	1,014,070
Credit-Based Asset Servicing & Securitization LLC, 3.843%, 3/25/2037 (q)	2,883,016	1,692,855
Cutwater Ltd., 2014-1A, “A2R”, FLR, 4.136% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	4,500,000	4,495,423
Cutwater Ltd., 2015-1A, “AR”, FLR, 3.656% (LIBOR - 3mo. + 1.22%), 1/15/2029 (z)	6,957,264	6,957,264
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	2,718,000	2,676,867
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	4,988,000	4,990,196
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	2,222,000	2,189,855
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	945,713	945,068
DT Auto Owner Trust, 2016-1A, “D”, 4.66%, 12/15/2022 (n)	6,000,000	6,050,510
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	2,782,000	2,777,796
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	5,100,000	5,092,681
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	3,606,000	3,594,468
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	1,987,000	1,983,492
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	1,127,096	1,122,731
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	1,670,427	1,660,919

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	$321,741	$321,458
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	286,149	285,692
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	4,730,000	4,703,714
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	5,790,000	5,765,687
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.936% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	6,400,000	6,393,498
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	449,597	449,446
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	1,498,000	1,492,798
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	4,200,000	4,160,414
Granite Point Mortgage Trust Inc., FLR, 3.182% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	5,834,000	5,834,000
GS Mortgage Securities Trust, 4.592%, 8/10/2043 (n)	7,374,000	7,510,889
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.048%, 5/10/2050 (i)	40,179,142	2,912,285
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.137%, 8/10/2050 (i)	38,787,040	2,891,054
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	1,351,884	1,349,757
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	2,752,000	2,746,853
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	1,580,000	1,576,903
IMPAC CMB Trust, FLR, 3.021% (LIBOR - 1mo. + 0.74%), 11/25/2034	122,591	122,427
IMPAC CMB Trust, FLR, 3.201% (LIBOR - 1mo. + 0.92%), 11/25/2034	129,043	125,522
IMPAC Secured Assets Corp., FLR, 2.631% (LIBOR - 1mo. + 0.35%), 5/25/2036	466,083	461,203
Interstar Millennium Trust, FLR, 2.732% (LIBOR - 3mo. + 0.4%), 3/14/2036	75,964	72,524
Invitation Homes Trust, 2018-SFR1, “B”, 3.239% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	3,498,000	3,482,671
Invitation Homes Trust, 2018-SFR2, “A”, 3.139% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	6,978,160	6,984,697
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	6,111,196	6,248,045
JPMorgan Chase Commercial Mortgage Securities Corp., 1.086%, 9/15/2050 (i)	40,186,158	2,719,803
Lehman Brothers Commercial Conduit Mortgage Trust, 1.614%, 10/15/2035 (i)	110,871	1

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.779% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	$5,578,000	$5,593,694
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.83% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,859,500	1,876,962
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.836% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	8,246,053	8,172,465
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.336% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	4,029,889	4,022,006
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.949% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	6,806,093	6,763,657
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.644% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	8,857,000	8,792,787
Magnetite XI Ltd., 2014-11A, “BR”, FLR, 4.544% (LIBOR - 3mo. + 2.1%), 1/18/2027 (n)	3,038,000	3,036,979
Man GLG US CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 5.19% (LIBOR - 3mo. + 2.45%), 10/15/2028	6,297,302	6,297,302
Merrill Lynch Mortgage Investors, Inc., 4.194%, 2/25/2037 (q)	1,844,314	384,729
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.438%, 5/15/2050 (i)	44,048,516	3,471,847
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.45%, 6/15/2050 (i)	18,897,659	1,593,524
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.244% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	8,600,000	8,591,262
Nationstar HECM Loan Trust, 2018-1A, “M1”, 3.238%, 2/25/2028 (n)	3,427,000	3,406,387
Nationstar HECM Loan Trust, 2018-2A, “M1”, 3.551%, 7/25/2028 (n)	3,332,000	3,321,338
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, “B”, FLR, 3.081% (LIBOR - 1mo. + 0.8%), 9/25/2023 (z)	924,000	924,814
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, “C”, FLR, 3.331% (LIBOR - 1mo. + 1.05%), 9/25/2023 (z)	1,039,000	1,040,551
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 4.069% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	5,023,883	5,021,456
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	3,461,000	3,422,749
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	2,577,000	2,542,753
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 5.019% (LIBOR - 3mo. + 2.55%), 10/20/2026 (n)	4,321,000	4,323,869
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	5,148,000	5,054,299
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	4,420,000	4,400,026

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 2.934% (LIBOR - 1mo. + 0.65%), 11/10/2020 (n)	$2,082,904	$2,085,041
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (n)	2,710,000	2,695,702
Ownit Mortgage Loan Asset-Backed Certificates, 3.387%, 10/25/2035 (q)	1,352,345	841,110
PFS Financing Corp., 2017-C, “A”, FLR, 2.749% (LIBOR - 1mo. + 0.47%), 10/15/2021 (n)	3,094,000	3,095,710
Santander Drive Auto Receivable Trust, 2018-1, “B”, 2.63%, 7/15/2022	4,585,000	4,553,709
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	2,821,000	2,807,005
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	3,246,000	3,201,388
Shackelton Ltd., CLO, 2013-4RA, “B”, FLR, 4.336% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,266,897
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	786,504	780,796
StarwoodWaypoint Homes Trust, 2017-1, “B”, FLR, 3.449% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	5,019,511	5,013,613
Thacher Park CLO Ltd. 2014-1A. “CR”, FLR, 4.669% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	4,301,000	4,308,127
Thornburg Mortgage Securities Trust, FLR, 2.961% (LIBOR - 1mo. + 0.68%), 4/25/2043	315,833	316,057
TICP Ltd., CLO, 2018-3R, “B”, FLR, 3.819% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	2,132,575	2,124,680
TICP Ltd., CLO, 2018-3R, “C”, FLR, 4.269% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	3,742,444	3,741,164
Tricon American Homes 2015-SFR1, Trust “1A”, 2.589%, 11/17/2033 (n)	3,962,963	3,816,076
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.022%, 11/15/2050 (i)	30,832,020	1,977,245
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	3,940,267	3,922,198
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	3,075,000	3,014,660
Verizon Owner Trust, 2018-1, “A1B”, FLR, 2.524% (LIBOR - 1mo. + 0.24%), 4/20/2023	4,561,000	4,563,262
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	1,003,621	1,000,502
Veros Auto Receivables Trust, 2018-1, “A”, 3.63%, 5/15/2023 (z)	5,396,000	5,396,647
Volvo Financial Equipment Master Owner Trust, 2017-A, “A”, FLR, 2.779% (LIBOR - 1mo. + 0.5%), 11/15/2022 (n)	6,879,000	6,898,738
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	4,332,000	4,279,887
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (n)	7,732,177	7,875,307

		$418,548,022

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - 1.4%
BMW US Capital LLC, 3.1%, 4/12/2021 (n)	$6,163,000	$6,098,598
Hyundai Capital America, 3.75%, 7/08/2021 (n)	3,173,000	3,148,275
Toyota Motor Credit Corp., 1.7%, 2/19/2019	4,820,000	4,803,033
Toyota Motor Credit Corp., FLR, 2.838% (LIBOR - 3mo. + 0.39%), 1/17/2019	5,320,000	5,323,547

		$19,373,453
Broadcasting - 0.5%
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	$4,621,000	$4,615,890
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	1,862,000	1,856,808

		$6,472,698
Brokerage & Asset Managers - 0.7%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$5,853,000	$5,640,847
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	4,908,000	4,851,912

		$10,492,759
Building - 0.3%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$4,230,000	$4,227,373

Cable TV - 1.4%
Comcast Corp., 3.45%, 10/01/2021	$4,643,000	$4,640,787
NBCUniversal Media LLC, 4.375%, 4/01/2021	5,750,000	5,871,774
TimeWarner Cable, Inc., 5%, 2/01/2020	8,592,000	8,729,458

		$19,242,019
Chemicals - 1.0%
Dow Chemical Co., 8.55%, 5/15/2019	$2,900,000	$2,982,687
E.I. du Pont de Nemours & Co., 2.2%, 5/01/2020	5,132,000	5,069,078
LyondellBasell Industries N.V., 5%, 4/15/2019	2,963,000	2,974,174
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	3,067,000	3,089,640

		$14,115,579
Computer Software - 0.8%
Dell Investments LLC / EMC Corp., 4.42%, 6/15/2021	$8,351,000	$8,420,284
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	3,590,000	3,594,494

		$12,014,778
Conglomerates - 0.7%
Roper Technologies, Inc., 2.8%, 12/15/2021	$1,810,000	$1,760,865
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	5,483,000	5,354,808
Westinghouse Air Brake Technologies Corp., FLR, 3.381% (LIBOR - 3mo. + 1.05%), 9/15/2021	2,310,000	2,313,914

		$9,429,587

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 0.1%
Newell Brands, Inc., 2.6%, 3/29/2019	$523,000	$521,605
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	705,000	690,961

		$1,212,566
Consumer Services - 0.6%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$5,754,000	$5,510,439
QVC, Inc., 5.125%, 7/02/2022	3,665,000	3,709,433

		$9,219,872
Electrical Equipment - 0.3%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$4,611,000	$4,557,326

Electronics - 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3%, 1/15/2022	$5,842,000	$5,655,375
Microchip Technology, Inc., 3.922%, 6/01/2021 (n)	4,178,000	4,147,584
Tyco Electronics Group S.A., 2.375%, 12/17/2018	1,500,000	1,499,290

		$11,302,249
Emerging Market Quasi-Sovereign - 0.3%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$3,762,000	$3,754,100

Energy - Integrated - 0.8%
BP Capital Markets PLC, 2.521%, 1/15/2020	$3,049,000	$3,028,288
Eni S.p.A., 4%, 9/12/2023 (n)	2,276,000	2,227,567
Shell International Finance B.V., 1.375%, 5/10/2019	5,690,000	5,646,209

		$10,902,064
Entertainment - 0.2%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$3,003,000	$2,951,586

Food & Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$5,173,000	$5,071,402
Conagra Brands, Inc., 3.8%, 10/22/2021	3,274,000	3,277,023
Conagra Brands, Inc., FLR, 3.219% (LIBOR - 3mo. + 0.75%), 10/22/2020	2,339,000	2,340,308
Constellation Brands, Inc., FLR, 3.209% (LIBOR - 3mo. + 0.7%), 11/15/2021	2,341,000	2,339,497
Diageo PLC, 3%, 5/18/2020	3,777,000	3,766,844
General Mills, Inc., 3.2%, 4/16/2021	2,054,000	2,039,198
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	1,900,000	1,989,731

		$20,824,003
Insurance - 1.3%
American International Group, Inc., 2.3%, 7/16/2019	$2,039,000	$2,029,351
American International Group, Inc., 3.3%, 3/01/2021	7,935,000	7,854,426

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - continued
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	$4,840,000	$4,753,243
Metropolitan Life Global Funding I, FLR, 2.769% (LIBOR - 3mo. + 0.43%), 12/19/2018 (n)	3,700,000	3,701,119

		$18,338,139
Insurance - Health - 0.8%
Halfmoon Parent, Inc., FLR, 2.984% (LIBOR - 3mo. + 0.65%), 9/17/2021 (n)	$4,598,000	$4,597,922
UnitedHealth Group, Inc., 1.95%, 10/15/2020	6,409,000	6,263,200

		$10,861,122
Insurance - Property & Casualty - 0.3%
Ambac Assurance Corp., 5.1%, 6/07/2020 (z)	$23,513	$31,860
Ambac LSNI, LLC, FLR, 7.396% (LIBOR - 3mo. + 5%), 2/12/2023 (z)	103,295	104,457
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	4,842,000	4,706,573

		$4,842,890
International Market Quasi-Sovereign - 2.8%
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$9,000,000	$8,884,170
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	2,070,000	2,067,883
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	3,150,000	3,114,798
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	7,590,000	7,300,866
Electricite de France, 2.15%, 1/22/2019 (n)	3,953,000	3,943,671
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	3,870,000	3,746,663
Swedish Export Credit Corp., 1.125%, 8/28/2019	10,280,000	10,138,259

		$39,196,310
International Market Sovereign - 0.2%
Republic of Finland, 1%, 4/23/2019 (n)	$2,510,000	$2,490,252

Internet - 0.4%
Baidu, Inc., 2.75%, 6/09/2019	$2,189,000	$2,180,977
Baidu, Inc., 3.875%, 9/29/2023	3,736,000	3,687,096

		$5,868,073
Machinery & Tools - 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,502,000	$6,434,215

Major Banks - 15.4%
ABN AMRO Bank N.V., 2.1%, 1/18/2019 (n)	$7,840,000	$7,828,514
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	5,197,000	5,092,488
Bank of America Corp., 2.151%, 11/09/2020	3,310,000	3,230,368

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Bank of America Corp., 2.369% to 7/21/2020, FLR (LIBOR - 3mo. + 0.66%) to 7/21/2021	$12,687,000	$12,443,663
Bank of America Corp., 2.738% to 1/23/2021, FLR (LIBOR - 3mo. + 2.738%) to 1/23/2022	3,750,000	3,675,493
Bank of America Corp., 2.881% to 4/24/2022, FLR (LIBOR - 3mo. + 1.021%) to 4/24/2023	7,801,000	7,547,017
Barclays PLC, 3.25%, 1/12/2021	10,346,000	10,191,410
Citibank N.A., 2.125%, 10/20/2020	5,897,000	5,758,987
Commonwealth Bank of Australia, 1.75%, 11/02/2018	1,390,000	1,390,000
Commonwealth Bank of Australia, 2.3%, 9/06/2019	6,503,000	6,461,641
Credit Agricole, “A”, FLR, 3.844% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	3,030,000	3,082,393
Credit Suisse Group AG, 3.8%, 9/15/2022	5,482,000	5,423,512
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	4,820,000	4,706,762
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	6,394,000	6,221,126
Goldman Sachs Group, Inc., 2%, 4/25/2019	1,150,000	1,144,522
Goldman Sachs Group, Inc., 2.55%, 10/23/2019	15,694,000	15,591,154
Goldman Sachs Group, Inc., 2.6%, 12/27/2020	6,253,000	6,135,124
Goldman Sachs Group, Inc., 3%, 4/26/2022	4,780,000	4,652,699
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,311,000	4,211,103
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	3,245,000	3,120,261
ING Bank N.V., 2%, 11/26/2018 (n)	4,970,000	4,967,863
ING Bank N.V., 2.3%, 3/22/2019 (n)	4,000,000	3,990,954
JPMorgan Chase & Co., 2.2%, 10/22/2019	5,340,000	5,293,554
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	7,272,000	7,036,859
JPMorgan Chase Bank N.A., 3.086% to 4/26/2020, FLR (LIBOR -3mo. + 0.35%) to 4/26/2021	6,963,000	6,936,053
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	1,604,000	1,582,051
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	4,535,000	4,540,052
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	3,172,000	3,106,686
Morgan Stanley, 2.375%, 7/23/2019	15,440,000	15,374,843
Morgan Stanley, 2.65%, 1/27/2020	9,508,000	9,438,741
National Australia Bank Ltd., 1.375%, 7/12/2019	4,140,000	4,096,042
PNC Bank N.A., 2.25%, 7/02/2019	5,130,000	5,104,102
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	4,012,000	3,904,687
Svenska Handelsbanken AB, 2.25%, 6/17/2019	6,504,000	6,471,587
UBS AG, 2.375%, 8/14/2019	4,186,000	4,162,834
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	8,600,000	8,406,732
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	6,146,000	6,048,674

		$218,370,551

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - 0.4%
Becton, Dickinson and Co., 2.404%, 6/05/2020	$2,975,000	$2,926,631
Becton, Dickinson and Co., 2.894%, 6/06/2022	3,466,000	3,352,001

		$6,278,632
Medical Equipment - 0.5%
Zimmer Biomet Holdings, Inc., 2.7%, 4/01/2020	$6,421,000	$6,351,959
Zimmer Biomet Holdings, Inc., FLR, 3.088% (LIBOR - 3mo. + 0.75%), 3/19/2021	1,298,000	1,298,679

		$7,650,638
Metals & Mining - 0.3%
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	$2,282,000	$2,341,743
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,204,000	2,107,562

		$4,449,305
Midstream - 1.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$5,818,000	$5,680,229
El Paso LLC, 6.5%, 9/15/2020	6,336,000	6,656,562
EnLink Midstream Partners LP, 2.7%, 4/01/2019	2,163,000	2,149,348
Enterprise Products Operating LP, 6.5%, 1/31/2019	1,280,000	1,290,307
MPLX LP, 3.375%, 3/15/2023	1,725,000	1,681,083

		$17,457,529
Mortgage-Backed - 0.7%
Fannie Mae, 5.5%, 1/01/2019 - 2/01/2019	$2,186	$2,184
Fannie Mae, 5%, 12/01/2020 - 7/01/2023	314,196	324,713
Fannie Mae, 4.5%, 3/01/2023	276,885	283,953
Fannie Mae, 3%, 12/01/2031	2,408,735	2,365,846
Fannie Mae, 3.71%, 2/01/2033	23,686	24,201
Fannie Mae, 3.656%, 3/01/2033	74,594	75,720
Fannie Mae, 4.25%, 5/01/2033	230,536	239,911
Fannie Mae, 2%, 5/25/2044	6,573,450	6,218,662
Freddie Mac, 5.5%, 11/01/2019	25,152	25,261
Freddie Mac, 5%, 4/01/2020 - 8/01/2020	116,680	118,683
Freddie Mac, 0.882%, 4/25/2024	327,600	12,782
Ginnie Mae, 3.75%, 7/20/2032	63,404	65,679

		$9,757,595
Municipals - 0.6%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$10,353,000	$8,670,430

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - 1.6%
AT&T, Inc., 2.3%, 3/11/2019	$4,270,000	$4,260,624
AT&T, Inc., 2.45%, 6/30/2020	6,250,000	6,154,237
AT&T, Inc., 3.2%, 3/01/2022	5,118,000	5,028,461
AT&T, Inc., FLR, 3.221% (LIBOR - 3mo. + 0.91%), 11/27/2018	3,850,000	3,851,740
British Telecommunications PLC, 2.35%, 2/14/2019	2,970,000	2,963,978

		$22,259,040
Oils - 0.2%
Phillips 66, FLR, 2.911% (LIBOR - 3mo. + 0.6%), 2/26/2021	$3,020,000	$3,022,105

Other Banks & Diversified Financials - 9.7%
ABN AMRO Bank N.V., 3.4%, 8/27/2021 (n)	$2,894,000	$2,873,991
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	1,021,000	1,020,651
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	5,610,000	5,581,698
Banque Federative du Credit Mutuel, 2.2%, 7/20/2020 (n)	6,421,000	6,286,008
Branch Banking & Trust Co., 1.45%, 5/10/2019	5,620,000	5,580,435
Capital One Financial Corp., 2.5%, 5/12/2020	4,324,000	4,262,819
Capital One Financial Corp., 2.4%, 10/30/2020	2,132,000	2,083,276
Capital One Financial Corp., 3.2%, 1/30/2023	4,657,000	4,500,701
Citigroup, Inc., 2.4%, 2/18/2020	10,463,000	10,347,840
Citigroup, Inc., 3.142% to 1/24/2022, FLR (LIBOR - 3mo. + 0.722%) to 1/24/2023	5,909,000	5,768,450
Citizens Bank N.A., 2.3%, 12/03/2018	5,000,000	4,998,088
Citizens Bank N.A., 2.25%, 3/02/2020	3,450,000	3,400,844
Citizens Bank N.A., 2.55%, 5/13/2021	845,000	822,220
Compass Bank, 3.5%, 6/11/2021	4,852,000	4,811,969
Compass Bank, 2.875%, 6/29/2022	6,688,000	6,408,741
Discover Bank, 3.1%, 6/04/2020	3,205,000	3,179,818
Fifth Third Bancorp, 2.3%, 3/01/2019	1,859,000	1,856,499
Fifth Third Bancorp, 2.3%, 3/15/2019	3,120,000	3,114,725
First Republic Bank, 2.375%, 6/17/2019	1,333,000	1,327,459
Groupe BPCE S.A., 2.5%, 12/10/2018	2,520,000	2,519,390
Groupe BPCE S.A., 2.5%, 7/15/2019	5,559,000	5,532,673
Groupe BPCE S.A., 4%, 9/12/2023 (n)	3,667,000	3,596,575
Groupe BPCE S.A., FLR, 3.574% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	3,667,000	3,660,348
Intesa Sanpaolo S.p.A., FLR, 3.078% (LIBOR - 3mo. + 0.63%), 7/17/2019	10,767,000	10,770,715
Lloyds Bank PLC, 2.3%, 11/27/2018	1,700,000	1,699,817
Lloyds Bank PLC, FLR, 3.469% (LIBOR - 3mo. + 1%), 1/22/2019	6,220,000	6,231,136
National Bank of Canada, FLR, 3.171% (LIBOR - 3mo. + 0.8%), 12/14/2018	5,040,000	5,044,504
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	4,560,000	4,417,691

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
SunTrust Banks, Inc., 2.7%, 1/27/2022	$5,086,000	$4,923,614
U.S. Bank NA Cincinnati, 2.05%, 10/23/2020	7,302,000	7,130,398
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	3,485,000	3,292,828

		$137,045,921
Pharmaceuticals - 2.4%
Actavis Funding SCS, 3%, 3/12/2020	$2,399,000	$2,390,316
Actavis Funding SCS, 3.45%, 3/15/2022	2,285,000	2,247,104
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	8,241,000	8,188,630
Celgene Corp., 2.875%, 8/15/2020	6,424,000	6,353,108
Celgene Corp., 2.75%, 2/15/2023	4,506,000	4,285,621
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	10,330,000	10,202,263

		$33,667,042
Printing & Publishing - 0.3%
Moody’s Corp., 3.25%, 6/07/2021	$4,108,000	$4,083,669

Real Estate - Apartment - 0.1%
ERP Operating LP, 4.75%, 7/15/2020	$1,200,000	$1,222,989

Retailers - 0.4%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$6,472,000	$6,405,737

Supranational - 0.3%
Corporacion Andina de Fomento, 2%, 5/10/2019	$4,870,000	$4,840,287

Telecommunications - Wireless - 1.3%
American Tower Corp., REIT, 2.8%, 6/01/2020	$2,158,000	$2,134,521
American Tower Corp., REIT, 3%, 6/15/2023	5,297,000	5,074,132
Crown Castle International Corp., 3.4%, 2/15/2021	2,140,000	2,126,427
Crown Castle International Corp., 3.15%, 7/15/2023	2,734,000	2,623,944
SBA Tower Trust, 2.898%, 10/15/2019 (n)	4,150,000	4,126,850
SBA Tower Trust, 2.877%, 7/09/2021 (n)	1,843,000	1,799,825

		$17,885,699
Tobacco - 1.1%
BAT Capital Corp., 2.297%, 8/14/2020 (n)	$7,295,000	$7,138,919
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	3,152,000	3,111,573
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	5,388,000	5,325,653

		$15,576,145
Transportation - Services - 0.4%
TTX Co., 2.6%, 6/15/2020 (n)	$5,870,000	$5,777,677

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - 0.3%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$4,500,000	$4,468,640

U.S. Treasury Obligations - 8.0%
U.S. Treasury Notes, 1.375%, 10/31/2020	$20,116,000	$19,529,021
U.S. Treasury Notes, 2.375%, 3/15/2021 (f)	41,165,000	40,669,734
U.S. Treasury Notes, 2.625%, 6/15/2021	54,350,000	53,948,744

		$114,147,499
Utilities - Electric Power - 3.4%
Dominion Energy, Inc., 2.962%, 7/01/2019	$2,840,000	$2,828,027
Dominion Energy, Inc., 1.6%, 8/15/2019	1,640,000	1,620,520
Dominion Energy, Inc., 2.579%, 7/01/2020	4,253,000	4,188,354
Dominion Resources, Inc., 2.5%, 12/01/2019	7,000,000	6,948,200
Emera U.S. Finance LP, 2.15%, 6/15/2019	4,397,000	4,365,750
Engie Energia Chile S.A., 5.625%, 1/15/2021	5,115,000	5,268,148
Eversource Energy, 2.5%, 3/15/2021	3,117,000	3,058,217
FirstEnergy Corp., 2.85%, 7/15/2022	2,128,000	2,050,877
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	3,623,000	3,611,445
Southern Co., 1.85%, 7/01/2019	5,610,000	5,561,739
WEC Energy Group, Inc., 3.375%, 6/15/2021	4,274,000	4,262,125
Xcel Energy, Inc., 2.4%, 3/15/2021	4,070,000	3,970,759

		$47,734,161
Total Bonds (Identified Cost, $1,375,964,992)		$1,357,442,326

Investment Companies (h) - 4.0%
Money Market Funds - 4.0%
MFS Institutional Money Market Portfolio, 2.21% (v) (Identified Cost, $55,889,390)	55,891,524	$55,885,935

Other Assets, Less Liabilities - 0.3%		4,634,748
Net Assets - 100.0%		$1,417,963,009

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $55,885,935 and $1,357,442,326, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $532,277,082, representing 37.5% of net assets.

18

Portfolio of Investments (unaudited) – continued

(q)	Interest received was less than stated coupon rate.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 6/07/2020	2/14/18	$11,914	$31,860
Ambac LSNI, LLC, FLR, 7.396% (LIBOR - 3mo. + 5%), 2/12/2023	2/14/18	25,548	104,457
Bayview Commercial Asset Trust, FLR, 2.591% (LIBOR - 1mo. + 0.31%), 8/25/2035	6/09/05	399,897	380,182
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.894% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	453,612	425,371
BSPRT, 2018-FL4 Issuer, Ltd., FLR, 4.383% (LIBOR - 1mo. + 2.1%), 9/15/2035	9/27/18	5,552,000	5,569,421
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033	2/21/18	5,485,923	5,467,159
Commercial Mortgage Asset Trust, 1.242%, 1/17/2032	8/25/03	0	10
Cutwater Ltd., 2015-1A, “AR”, FLR, 3.656% (LIBOR - 3mo. + 1.22%), 1/15/2029	10/15/18	6,957,264	6,957,264
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, “B”, FLR, 3.081% (LIBOR - 1mo. + 0.8%), 9/25/2023	9/17/18	924,000	924,814
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, “C”, FLR, 3.331% (LIBOR - 1mo. + 1.05%), 9/25/2023	9/17/18	1,039,000	1,040,551
Veros Auto Receivables Trust, 2018-1, “A”, 3.63%, 5/15/2023	10/24/18	5,395,637	5,396,647
Total Restricted Securities			$26,297,736
% of Net assets			1.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

19

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 10/31/18

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	260	$54,770,625	December - 2018	$(155,046)

At October 31, 2018, the fund had liquid securities with an aggregate value of $112,629 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

20

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,375,964,992)	$1,357,442,326
Investments in affiliated issuers, at value (identified cost, $55,889,390)	55,885,935
Cash	2,290
Receivables for
Fund shares sold	7,636,326
Interest	6,951,717
Other assets	1
Total assets	$1,427,918,595
Liabilities
Payables for
Distributions	$307,481
Daily variation margin on open futures contracts	32,492
Investments purchased	6,297,302
Fund shares reacquired	2,638,975
Payable to affiliates
Investment adviser	31,270
Shareholder servicing costs	528,309
Distribution and service fees	10,452
Program manager fee	447
Payable for independent Trustees’ compensation	2,155
Accrued expenses and other liabilities	106,703
Total liabilities	$9,955,586
Net assets	$1,417,963,009
Net assets consist of
Paid-in capital	$1,486,509,612
Total distributable earnings (loss)	(68,546,603)
Net assets	$1,417,963,009
Shares of beneficial interest outstanding	241,311,094

21

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$517,694,943	87,985,596	$5.88
Class B	3,497,412	595,798	5.87
Class C	51,479,793	8,755,273	5.88
Class I	137,027,466	23,391,376	5.86
Class R1	418,989	71,421	5.87
Class R2	2,707,511	460,300	5.88
Class R3	2,092,352	355,459	5.89
Class R4	371,608	62,824	5.92
Class R6	539,386,927	91,874,701	5.87
Class 529A	116,661,408	19,830,867	5.88
Class 529B	3,927,358	669,640	5.86
Class 529C	42,697,242	7,257,839	5.88

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $6.03 [100 / 97.50 x $5.88] and $6.03 [100 / 97.50 x $5.88], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$19,585,492
Dividends from affiliated issuers	354,780
Other	42
Total investment income	$19,940,314
Expenses
Management fee	$2,793,831
Distribution and service fees	1,295,299
Shareholder servicing costs	686,232
Program manager fees	39,442
Administrative services fee	103,843
Independent Trustees’ compensation	11,524
Custodian fee	52,500
Shareholder communications	40,316
Audit and tax fees	32,593
Legal fees	6,359
Miscellaneous	116,912
Total expenses	$5,178,851
Fees paid indirectly	(5,880)
Reduction of expenses by investment adviser and distributor	(390,157)
Net expenses	$4,782,814
Net investment income (loss)	$15,157,500
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,506,974)
Affiliated issuers	812
Futures contracts	(142,109)
Net realized gain (loss)	$(1,648,271)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(794,449)
Affiliated issuers	(3,191)
Futures contracts	(155,046)
Net unrealized gain (loss)	$(952,686)
Net realized and unrealized gain (loss)	$(2,600,957)
Change in net assets from operations	$12,556,543

See Notes to Financial Statements

23

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 10/31/18	Year ended 4/30/18
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$15,157,500	$24,611,739
Net realized gain (loss)	(1,648,271)	(2,037,854)
Net unrealized gain (loss)	(952,686)	(16,722,818)
Change in net assets from operations	$12,556,543	$5,851,067
Total distributions declared to shareholders (a)	$(15,258,043)	$(27,335,499)
Change in net assets from fund share transactions	$41,821,315	$(140,861,695)
Total change in net assets	$39,119,815	$(162,346,127)
Net assets
At beginning of period	1,378,843,194	1,541,189,321
At end of period (b)	$1,417,963,009	$1,378,843,194

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended April 30, 2018, distributions from net investment income were $27,335,499.

(b)

Parenthetical disclosure of accumulated distributions in excess of net investment income is no longer required. See Note 2. For the year ended April 30, 2018, end of period net assets included accumulated distributions in excess of net investment income of $728,672.

See Notes to Financial Statements

24

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/18		Year ended
Class A			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$5.90		$5.99	$6.00		$6.03	$6.06	$6.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.10	$0.07	(c)	$0.06	$0.05	$0.08
Net realized and unrealized gain (loss)	(0.02)		(0.08)	(0.00	)(w)	(0.02)	(0.01)	(0.05)
Total from investment operations	$0.04		$0.02	$0.07		$0.04	$0.04	$0.03
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.11)	$(0.08)		$(0.07)	$(0.07)	$(0.10)
Net asset value, end of period (x)	$5.88		$5.90	$5.99		$6.00	$6.03	$6.06
Total return (%) (r)(s)(t)(x)	0.75	(n)	0.36	1.12	(c)	0.68	0.61	0.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.83	0.82	(c)	0.85	0.86	0.84
Expenses after expense reductions (f)	0.72	(a)	0.72	0.72	(c)	0.74	0.75	0.73
Net investment income (loss)	2.13	(a)	1.68	1.11	(c)	0.94	0.84	1.29
Portfolio turnover	24	(n)	57	54		30	37	29
Net assets at end of period (000 omitted)	$517,695		$486,144	$514,304		$462,778	$459,032	$576,712

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class B			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$5.88		$5.97	$5.98		$6.01	$6.04	$6.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.06	$0.02	(c)	$0.01	$0.01	$0.03
Net realized and unrealized gain (loss)	(0.01)		(0.08)	(0.00	)(w)	(0.01)	(0.02)	(0.05)
Total from investment operations	$0.03		$(0.02)	$0.02		$0.00 (w)	$(0.01)	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.07)	$(0.03)		$(0.03)	$(0.02)	$(0.05)
Net asset value, end of period (x)	$5.87		$5.88	$5.97		$5.98	$6.01	$6.04
Total return (%) (r)(s)(t)(x)	0.54	(n)	(0.39)	0.35	(c)	(0.07)	(0.14)	(0.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.58	1.58	(c)	1.60	1.61	1.59
Expenses after expense reductions (f)	1.47	(a)	1.48	1.47	(c)	1.50	1.51	1.49
Net investment income (loss)	1.39	(a)	0.93	0.37	(c)	0.20	0.09	0.54
Portfolio turnover	24	(n)	57	54		30	37	29
Net assets at end of period (000 omitted)	$3,497		$3,779	$5,286		$6,477	$6,463	$7,814

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class C			4/30/18	4/30/17		4/30/16	4/30/15		4/30/14
	(unaudited)
Net asset value, beginning of period	$5.89		$5.98	$5.99		$6.02	$6.05		$6.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.05	$0.02	(c)	$0.01	$(0.00	)(w)	$0.03
Net realized and unrealized gain (loss)	(0.01)		(0.08)	(0.00	)(w)	(0.02)	(0.01)		(0.06)
Total from investment operations	$0.03		$(0.03)	$0.02		$(0.01)	$(0.01)		$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.06)	$(0.03)		$(0.02)	$(0.02)		$(0.04)
Net asset value, end of period (x)	$5.88		$5.89	$5.98		$5.99	$6.02		$6.05
Total return (%) (r)(s)(t)(x)	0.49	(n)	(0.49)	0.26	(c)	(0.17)	(0.24)		(0.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.58	1.58	(c)	1.60	1.61		1.59
Expenses after expense reductions (f)	1.57	(a)	1.58	1.57	(c)	1.59	1.60		1.59
Net investment income (loss)	1.29	(a)	0.83	0.27	(c)	0.09	(0.00	)(w)	0.46
Portfolio turnover	24	(n)	57	54		30	37		29
Net assets at end of period (000 omitted)	$51,480		$56,372	$95,767		$119,063	$137,178		$171,276

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class I			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$5.87		$5.96	$5.97		$6.00	$6.03	$6.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.11	$0.08	(c)	$0.07	$0.06	$0.09
Net realized and unrealized gain (loss)	(0.01)		(0.08)	(0.00	)(w)	(0.02)	(0.01)	(0.05)
Total from investment operations	$0.06		$0.03	$0.08		$0.05	$0.05	$0.04
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.12)	$(0.09)		$(0.08)	$(0.08)	$(0.11)
Net asset value, end of period (x)	$5.86		$5.87	$5.96		$5.97	$6.00	$6.03
Total return (%) (r)(s)(t)(x)	0.99	(n)	0.51	1.27	(c)	0.83	0.76	0.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.58	0.58	(c)	0.60	0.61	0.59
Expenses after expense reductions (f)	0.57	(a)	0.58	0.57	(c)	0.59	0.60	0.59
Net investment income (loss)	2.29	(a)	1.81	1.28	(c)	1.10	1.00	1.41
Portfolio turnover	24	(n)	57	54		30	37	29
Net assets at end of period (000 omitted)	$137,027		$141,291	$257,580		$222,997	$296,392	$237,785
See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class R1			4/30/18	4/30/17		4/30/16	4/30/15		4/30/14
	(unaudited)
Net asset value, beginning of period	$5.88		$5.97	$5.98		$6.01	$6.04		$6.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.05	$0.02	(c)	$0.01	$0.00	(w)	$0.03
Net realized and unrealized gain (loss)	(0.01)		(0.08)	(0.00	)(w)	(0.02)	(0.01)		(0.06)
Total from investment operations	$0.03		$(0.03)	$0.02		$(0.01)	$(0.01)		$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.06)	$(0.03)		$(0.02)	$(0.02)		$(0.04)
Net asset value, end of period (x)	$5.87		$5.88	$5.97		$5.98	$6.01		$6.04
Total return (%) (r)(s)(t)(x)	0.49	(n)	(0.49)	0.26	(c)	(0.17)	(0.24)		(0.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.58	1.58	(c)	1.60	1.61		1.59
Expenses after expense reductions (f)	1.57	(a)	1.58	1.57	(c)	1.60	1.60		1.59
Net investment income (loss)	1.28	(a)	0.83	0.26	(c)	0.09	(0.00	)(w)	0.44
Portfolio turnover	24	(n)	57	54		30	37		29
Net assets at end of period (000 omitted)	$419		$294	$328		$484	$632		$712

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class R2			4/30/18	4/30/17		4/30/16		4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$5.89		$5.98	$6.00		$6.02		$6.06	$6.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.08	$0.05	(c)	$0.04		$0.04	$0.06
Net realized and unrealized gain (loss)	(0.01)		(0.07)	(0.01)		(0.00	)(w)	(0.03)	(0.05)
Total from investment operations	$0.05		$0.01	$0.04		$0.04		$0.01	$0.01
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.10)	$(0.06)		$(0.06)		$(0.05)	$(0.08)
Net asset value, end of period (x)	$5.88		$5.89	$5.98		$6.00		$6.02	$6.06
Total return (%) (r)(s)(t)(x)	0.79	(n)	0.11	0.70	(c)	0.60		0.20	0.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.08	1.08	(c)	1.10		1.11	1.09
Expenses after expense reductions (f)	0.97	(a)	0.98	0.97	(c)	0.99		1.00	0.99
Net investment income (loss)	1.89	(a)	1.42	0.87	(c)	0.69		0.59	1.04
Portfolio turnover	24	(n)	57	54		30		37	29
Net assets at end of period (000 omitted)	$2,708		$2,908	$3,504		$3,517		$3,955	$4,520

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class R3			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$5.90		$5.99	$6.00		$6.03	$6.05	$6.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.09	$0.06	(c)	$0.05	$0.05	$0.07
Net realized and unrealized gain (loss)	(0.01)		(0.07)	(0.00	)(w)	(0.02)	(0.01)	(0.05)
Total from investment operations	$0.05		$0.02	$0.06		$0.03	$0.04	$0.02
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.11)	$(0.07)		$(0.06)	$(0.06)	$(0.09)
Net asset value, end of period (x)	$5.89		$5.90	$5.99		$6.00	$6.03	$6.05
Total return (%) (r)(s)(t)(x)	0.87	(n)	0.26	1.02	(c)	0.58	0.68	0.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.83	0.83	(c)	0.85	0.86	0.84
Expenses after expense reductions (f)	0.82	(a)	0.83	0.82	(c)	0.84	0.85	0.84
Net investment income (loss)	2.04	(a)	1.57	1.01	(c)	0.84	0.76	1.19
Portfolio turnover	24	(n)	57	54		30	37	29
Net assets at end of period (000 omitted)	$2,092		$2,140	$2,769		$3,288	$3,653	$8,528

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/18 (unaudited)		Year ended
Class R4			4/30/18	4/30/17		4/30/16	4/30/15		4/30/14

Net asset value, beginning of period	$5.89		$5.98	$6.00		$6.03	$6.06		$6.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.11	$0.08	(c)	$0.07	$0.05		$0.09
Net realized and unrealized gain (loss)	0.02		(0.08)	(0.01)		(0.02)	(0.00	)(w)	(0.05)
Total from investment operations	$0.10		$0.03	$0.07		$0.05	$0.05		$0.04
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.12)	$(0.09)		$(0.08)	$(0.08)		$(0.11)
Net asset value, end of period (x)	$5.92		$5.89	$5.98		$6.00	$6.03		$6.06
Total return (%) (r)(s)(t)(x)	1.68	(n)	0.51	1.10	(c)	0.84	0.77		0.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.58	0.58	(c)	0.60	0.61		0.59
Expenses after expense reductions (f)	0.64	(a)	0.58	0.57	(c)	0.59	0.61		0.59
Net investment income (loss)	2.59	(a)	1.84	1.27	(c)	1.09	0.89		1.44
Portfolio turnover	24	(n)	57	54		30	37		29
Net assets at end of period (000 omitted)	$372		$6,537	$6,516		$6,946	$7,234		$923

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class R6			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$5.88		$5.97	$5.99		$6.01	$6.04	$6.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.11	$0.08	(c)	$0.07	$0.07	$0.09
Net realized and unrealized gain (loss)	(0.01)		(0.08)	(0.01)		(0.01)	(0.02)	(0.05)
Total from investment operations	$0.06		$0.03	$0.07		$0.06	$0.05	$0.04
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.12)	$(0.09)		$(0.08)	$(0.08)	$(0.11)
Net asset value, end of period (x)	$5.87		$5.88	$5.97		$5.99	$6.01	$6.04
Total return (%) (r)(s)(t)(x)	1.03	(n)	0.58	1.17	(c)	1.08	0.85	0.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	(a)	0.51	0.51	(c)	0.52	0.52	0.52
Expenses after expense reductions (f)	0.50	(a)	0.50	0.50	(c)	0.51	0.51	0.52
Net investment income (loss)	2.36	(a)	1.91	1.34	(c)	1.17	1.08	1.50
Portfolio turnover	24	(n)	57	54		30	37	29
Net assets at end of period (000 omitted)	$539,387		$524,653	$516,582		$520,011	$493,576	$442,446

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class 529A			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$5.89		$5.98	$6.00		$6.03	$6.06	$6.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.10	$0.06	(c)	$0.05	$0.05	$0.08
Net realized and unrealized gain (loss)	(0.01)		(0.08)	(0.01)		(0.01)	(0.02)	(0.06)
Total from investment operations	$0.05		$0.02	$0.05		$0.04	$0.03	$0.02
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.11)	$(0.07)		$(0.07)	$(0.06)	$(0.09)
Net asset value, end of period (x)	$5.88		$5.89	$5.98		$6.00	$6.03	$6.06
Total return (%) (r)(s)(t)(x)	0.89	(n)	0.31	0.90	(c)	0.63	0.56	0.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.91	0.92	(c)	0.95	0.96	0.94
Expenses after expense reductions (f)	0.76	(a)	0.77	0.76	(c)	0.79	0.80	0.78
Net investment income (loss)	2.10	(a)	1.65	1.08	(c)	0.90	0.79	1.24
Portfolio turnover	24	(n)	57	54		30	37	29
Net assets at end of period (000 omitted)	$116,661		$108,692	$89,431		$55,996	$47,228	$41,642

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class 529B			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$5.88		$5.96	$5.98		$6.00	$6.04	$6.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.05	$0.02	(c)	$0.01	$0.00 (w)	$0.03
Net realized and unrealized gain (loss)	(0.02)		(0.07)	(0.01)		(0.01)	(0.02)	(0.04)
Total from investment operations	$0.02		$(0.02)	$0.01		$0.00 (w)	$(0.02)	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.06)	$(0.03)		$(0.02)	$(0.02)	$(0.05)
Net asset value, end of period (x)	$5.86		$5.88	$5.96		$5.98	$6.00	$6.04
Total return (%) (r)(s)(t)(x)	0.34(	n)	(0.29)	0.13	(c)	0.03	(0.37)	(0.21)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.66	1.68	(c)	1.70	1.71	1.69
Expenses after expense reductions (f)	1.51	(a)	1.52	1.52	(c)	1.55	1.56	1.54
Net investment income (loss)	1.35	(a)	0.90	0.33	(c)	0.14	0.04	0.49
Portfolio turnover	24	(n)	57	54		30	37	29
Net assets at end of period (000 omitted)	$3,927		$4,379	$3,807		$2,354	$2,184	$1,912

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class 529C			4/30/18	4/30/17		4/30/16		4/30/15		4/30/14
	(unaudited)
Net asset value, beginning of period	$5.89		$5.98	$6.00		$6.02		$6.06		$6.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.05	$0.01	(c)	$0.00	(w)	$(0.00	)(w)	$0.02
Net realized and unrealized gain (loss)	(0.01)		(0.08)	(0.01)		(0.00	)(w)	(0.03)		(0.05)
Total from investment operations	$0.03		$(0.03)	$(0.00	)(w)	$(0.00	)(w)	$(0.03)		$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.06)	$(0.02)		$(0.02)		$(0.01)		$(0.04)
Net asset value, end of period (x)	$5.88		$5.89	$5.98		$6.00		$6.02		$6.06
Total return (%) (r)(s)(t)(x)	0.47	(n)	(0.53)	0.05	(c)	(0.05)		(0.45)		(0.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.66	1.67	(c)	1.70		1.71		1.69
Expenses after expense reductions (f)	1.61	(a)	1.62	1.61	(c)	1.63		1.65		1.63
Net investment income (loss)	1.25	(a)	0.79	0.23	(c)	0.05		(0.05)		0.40
Portfolio turnover	24	(n)	57	54		30		37		29
Net assets at end of period (000 omitted)	$42,697		$41,655	$45,315		$29,824		$27,100		$24,133

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

36

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify

37

Notes to Financial Statements (unaudited) – continued

an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is

38

Notes to Financial Statements (unaudited) – continued

principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$118,616,139	$—	$118,616,139
Non-U.S. Sovereign Debt	—	50,280,949	—	50,280,949
Municipal Bonds	—	8,670,430	—	8,670,430
U.S. Corporate Bonds	—	480,354,593	—	480,354,593
Residential Mortgage-Backed Securities	—	39,788,440	—	39,788,440
Commercial Mortgage-Backed Securities	—	55,935,015	—	55,935,015
Asset-Backed Securities (including CDOs)	—	332,582,162	—	332,582,162
Foreign Bonds	—	271,214,598	—	271,214,598
Mutual Funds	55,885,935	—	—	55,885,935
Total	$55,885,935	$1,357,442,326	$—	$1,413,328,261

Other Financial Instruments
Futures Contracts – Liabilities	$(155,046)	$—	$—	$(155,046)

For further information regarding security characteristics, see the Portfolio of Investments.

39

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(155,046)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(142,109)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(155,046)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments

40

Notes to Financial Statements (unaudited) – continued

across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

41

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the

42

Notes to Financial Statements (unaudited) – continued

non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

43

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/18
Ordinary income (including any short-term capital gains)	$27,335,499

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/18
Cost of investments	$1,434,571,286
Gross appreciation	468,699
Gross depreciation	(21,711,724)
Net unrealized appreciation (depreciation)	$(21,243,025)

As of 4/30/18
Undistributed ordinary income	1,791,765
Capital loss carryforwards	(45,353,622)
Other temporary differences	(2,345,879)
Net unrealized appreciation (depreciation)	(19,937,367)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2018, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
4/30/19	$(9,431,348)

Post-enactment losses which are characterized as follows:
Short-Term	$(3,347,945)
Long-Term	(32,574,329)
Total	$(35,922,274)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B

44

Notes to Financial Statements (unaudited) – continued

shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Effective April 23, 2018, Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/18	Year ended 4/30/18
Class A	$5,386,800	$9,390,310
Class B	25,537	48,732
Class C	355,603	809,309
Class I	1,563,299	3,569,145
Class R1	2,074	3,230
Class R2	26,909	52,079
Class R3	22,512	43,287
Class R4	8,009	134,676
Class R6	6,397,805	11,105,701
Class 529A	1,178,972	1,693,455
Class 529B	27,495	42,140
Class 529C	263,028	443,435
Total	$15,258,043	$27,335,499

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2018, this management fee reduction amounted to $68,211, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2018 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $43,196 and $3,487 for the six months ended October 31, 2018, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and

45

Notes to Financial Statements (unaudited) – continued

another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$626,147
Class B	0.75%	0.25%	1.00%	0.90%	18,099
Class C	0.75%	0.25%	1.00%	1.00%	271,354
Class R1	0.75%	0.25%	1.00%	1.00%	1,579
Class R2	0.25%	0.25%	0.50%	0.40%	7,066
Class R3	—	0.25%	0.25%	0.25%	2,738
Class 529A	—	0.25%	0.25%	0.14%	140,167
Class 529B	0.75%	0.25%	1.00%	0.89%	20,544
Class 529C	0.75%	0.25%	1.00%	0.99%	207,605
Total Distribution and Service Fees					$1,295,299

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2018 based on each class’s average daily net assets. 0.10% of the Class A, Class B, Class 529A, and Class 529B service fee is currently being waived under a written waiver arrangement. For the six months ended October 31, 2018, this waiver amounted to $250,457, $1,810, $56,066, and $2,054, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2019. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2018, this waiver amounted to $1,413 and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2019. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2018, this rebate amounted to $4,008, $12, $110, $3,741, $185, and $2,090 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in

46

Notes to Financial Statements (unaudited) – continued

the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2018, were as follows:

Amount
Class A	$28,768
Class B	2,269
Class C	2,806
Class 529B	605
Class 529C	822

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2018, were as follows:

Fee
Class 529A	$28,034
Class 529B	1,027
Class 529C	10,381
Total Program Manager Fees	$39,442

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2018, the fee was $176,118, which equated to 0.0252% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $388,719.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended October 31, 2018, these costs for the fund amounted to $121,395 and are included in “Shareholder servicing costs” in the Statement of Operations.

47

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2018 was equivalent to an annual effective rate of 0.0149% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $315 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended October 31, 2018. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,141 at October 31, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2018, the fee paid by the fund under this agreement was $1,085 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

48

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended October 31, 2018, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$54,276,421	$58,301,061
Non-U.S. Government securities	$265,407,197	$265,293,565

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/18		Year ended 4/30/18
	Shares	Amount	Shares	Amount
Shares sold
Class A	36,139,344	$212,952,489	60,311,162	$359,743,014
Class B	89,925	528,491	139,593	828,657
Class C	942,216	5,548,255	2,434,731	14,493,800
Class I	6,575,025	38,580,300	17,291,879	102,786,052
Class R1	22,845	134,120	10,062	59,774
Class R2	51,935	305,915	146,843	876,146
Class R3	18,754	110,718	70,449	418,402
Class R4	4,930	29,132	144,065	861,437
Class R6	5,185,845	30,497,610	14,425,891	85,915,339
Class 529A	4,643,388	27,350,971	8,726,544	51,901,061
Class 529B	165,588	972,212	469,212	2,788,469
Class 529C	1,759,955	10,366,891	3,888,099	23,161,100
	55,599,750	$327,377,104	108,058,530	$643,833,251

Shares issued to shareholders in reinvestment of distributions
Class A	722,467	$4,256,392	1,258,484	$7,497,328
Class B	3,882	22,837	7,122	42,324
Class C	55,392	326,348	125,032	744,172
Class I	197,705	1,160,826	457,529	2,715,715
Class R1	352	2,074	544	3,230
Class R2	3,822	22,513	7,415	44,176
Class R3	3,814	22,510	7,258	43,286
Class R4	1,350	8,008	22,615	134,675
Class R6	1,048,561	6,167,156	1,801,858	10,709,414
Class 529A	199,129	1,173,168	283,224	1,686,209
Class 529B	4,631	27,194	7,055	41,846
Class 529C	44,342	261,244	73,614	438,135
	2,285,447	$13,450,270	4,051,750	$24,100,510

49

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/18		Year ended 4/30/18
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(31,338,922)	$(184,677,964)	(65,024,156)	$(387,844,378)
Class B	(140,573)	(826,716)	(389,325)	(2,315,805)
Class C	(1,810,942)	(10,664,012)	(9,001,534)	(53,514,092)
Class I	(7,453,376)	(43,735,296)	(36,892,213)	(219,519,398)
Class R1	(1,839)	(10,798)	(15,443)	(91,677)
Class R2	(88,808)	(523,288)	(246,538)	(1,471,246)
Class R3	(29,925)	(176,609)	(177,298)	(1,056,781)
Class R4	(1,052,534)	(6,199,565)	(146,410)	(873,542)
Class R6	(3,553,298)	(20,888,787)	(13,523,862)	(80,460,298)
Class 529A	(3,453,696)	(20,350,378)	(5,512,363)	(32,884,940)
Class 529B	(245,785)	(1,444,121)	(369,222)	(2,195,987)
Class 529C	(1,613,705)	(9,508,525)	(4,466,784)	(26,567,312)
	(50,783,403)	$(299,006,059)	(135,765,148)	$(808,795,456)

Net change
Class A	5,522,889	$32,530,917	(3,454,510)	$(20,604,036)
Class B	(46,766)	(275,388)	(242,610)	(1,444,824)
Class C	(813,334)	(4,789,409)	(6,441,771)	(38,276,120)
Class I	(680,646)	(3,994,170)	(19,142,805)	(114,017,631)
Class R1	21,358	125,396	(4,837)	(28,673)
Class R2	(33,051)	(194,860)	(92,280)	(550,924)
Class R3	(7,357)	(43,381)	(99,591)	(595,093)
Class R4	(1,046,254)	(6,162,425)	20,270	122,570
Class R6	2,681,108	15,775,979	2,703,887	16,164,455
Class 529A	1,388,821	8,173,761	3,497,405	20,702,330
Class 529B	(75,566)	(444,715)	107,045	634,328
Class 529C	190,592	1,119,610	(505,071)	(2,968,077)
	7,101,794	$41,821,315	(23,654,868)	$(140,861,695)

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 21%, 8%, 4%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a

50

Notes to Financial Statements (unaudited) – continued

syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended October 31, 2018, the fund’s commitment fee and interest expense were $3,907 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		26,523,962	215,745,147	(186,377,585)	55,891,524

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$812	$(3,191)	$—	$354,780	$55,885,935

51

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

52

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for each of the one- and five-year periods ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by

53

Board Review of Investment Advisory Agreement – continued

Broadridge. The Trustees considered that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median, and the Fund’s total expense ratio was lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry,

54

Board Review of Investment Advisory Agreement – continued

including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

55

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

56

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reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

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If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

October 31, 2018

MFS® Municipal Limited Maturity Fund

MTL-SEM

MFS® Municipal Limited Maturity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction, and geopolitical uncertainty have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, equity markets in the United States have outperformed most international markets on a relative basis, though returns have been modest year to date on an absolute basis. Global economic growth has become less synchronized over the past few months, with Europe, China, and some emerging markets having shown signs of slowing growth while U.S. growth has remained above average.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains fairly accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

U.S. tax reforms adopted in late 2017 have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. The split result of the U.S. midterm congressional elections suggests meaningful further U.S. fiscal stimulus is less likely than if the Republicans had maintained control of both houses of Congress. Globally, inflation remains largely subdued, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear trade disputes could dampen business sentiment, leading to even slower global growth. While there has been progress on this front — NAFTA has been replaced with a new agreement between the U.S., Mexico, and Canada; the free trade pact with Korea has been updated; and a negotiating framework with the European Union has been agreed upon — tensions over trade with China remain quite high.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

December 14, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
General Obligations – General Purpose	18.6%
Healthcare Revenue – Hospitals	9.3%
General Obligations – Schools	8.1%
Utilities – Other	6.1%
Special Tax – Transportation	4.9%
Water & Sewer Utility Revenue	4.8%
State & Local Agencies	4.8%
Municipal Student Loans	4.6%
Utilities – Municipal Owned	4.2%
Investor Owned Utilities	4.1%

Composition including fixed income credit quality (a)(i)
AAA	6.5%
AA	27.7%
A	33.0%
BBB	20.4%
BB	3.9%
B	0.2%
CCC	0.5%
CC	0.9%
C	1.5%
D	2.2%
Not Rated	3.7%
Cash & Cash Equivalents	(0.5)%

Portfolio facts (i)
Average Duration (d)	3.8
Average Effective Maturity (m)	4.7 yrs.

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.

Percentages are based on net assets as of October 31, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2018 through October 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2018 through October 31, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Expenses Paid During Period (p) 5/01/18-10/31/18
A	Actual	0.67%	$1,000.00	$1,007.02	$3.39
	Hypothetical (h)	0.67%	$1,000.00	$1,021.83	$3.41
B	Actual	1.42%	$1,000.00	$1,003.24	$7.17
	Hypothetical (h)	1.42%	$1,000.00	$1,018.05	$7.22
C	Actual	1.52%	$1,000.00	$1,002.74	$7.67
	Hypothetical (h)	1.52%	$1,000.00	$1,017.54	$7.73
I	Actual	0.52%	$1,000.00	$1,007.77	$2.63
	Hypothetical (h)	0.52%	$1,000.00	$1,022.58	$2.65
R6	Actual	0.44%	$1,000.00	$1,008.16	$2.23
	Hypothetical (h)	0.44%	$1,000.00	$1,022.99	$2.24

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

10/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 98.2%
Issuer	Shares/Par	Value ($)
Alabama - 3.3%
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2019	$1,615,000	$1,641,971
Alabama Public School & College Authority Rev., “B”, 5%, 1/01/2023	14,390,000	15,899,799
Auburn University, General Fee Rev., “A”, 5%, 6/01/2021	2,170,000	2,324,396
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	3,750,000	3,903,862
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 2.458% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	11,480,000	11,480,000
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,272,203
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,451,772
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049 (Put Date 4/01/2024)	9,880,000	10,294,762
Southeast Alabama Gas Supply District Rev. (Project No. 2), “A”, 4%, 6/01/2049 (Put Date 6/01/2024)	10,000,000	10,426,500

		$59,695,265
Alaska - 0.4%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2021	$1,400,000	$1,461,474
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2022	1,200,000	1,271,136
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/2021	4,000,000	4,210,960

		$6,943,570
Arizona - 1.2%
Arizona Health Facilities Authority Rev. (Phoenix Children’s Hospital), “A-1”, FLR, 3.45% (MUNIPSA + 1.85%), 2/01/2048 (Put Date 2/05/2020)	$3,000,000	$3,030,030
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 2.7%, 12/01/2037 (Put Date 8/14/2023)	5,150,000	5,129,245
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2028	945,000	1,028,443
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/2021	1,260,000	1,367,995

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 3%, 7/01/2020	$500,000	$493,200
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025	1,240,000	1,229,919
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	3,145,000	3,017,219
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 3%, 7/01/2020	285,000	281,711
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2023	150,000	162,621
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2024	400,000	437,880
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2026	250,000	277,132
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2027	600,000	666,732
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2028	150,000	167,135
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2025	3,800,000	4,346,440

		$21,635,702
Arkansas - 0.7%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2020	$355,000	$366,484
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2021	465,000	490,547
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2022	380,000	407,839
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/2021	5,000,000	5,355,650
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/2021	3,250,000	3,240,088
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2022	300,000	329,163
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,851,480

		$12,041,251

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - 4.3%
California Department of Water Resources, Power Supply Rev., “M”, 4%, 5/01/2019	$3,000,000	$3,034,320
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2019	1,000,000	1,013,320
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2020	1,250,000	1,303,787
California Educational Facilities Authority Rev. (University of San Francisco), ETM, 5%, 10/01/2021	245,000	265,482
California Educational Facilities Authority Rev., Unrefunded Balance (University of San Francisco), 5%, 10/01/2021	255,000	276,395
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 7/01/2043 (Put Date 10/15/2019)	2,750,000	2,822,435
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 7/01/2043 (Put Date 10/15/2020)	2,400,000	2,530,104
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,242,480
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,103,850
California Municipal Finance Authority, Solid Waste Rev. (Republic Services, Inc. Project), 1.97%, 9/01/2021 (Put Date 1/02/2019)	4,645,000	4,644,675
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A-1”, 2.08%, 11/01/2042 (Put Date 1/15/2019)	3,635,000	3,634,673
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2024	350,000	381,283
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2025	365,000	400,620
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2026	300,000	327,195
California School Finance Authority, School Facility Rev. (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2021	750,000	771,562
California School Finance Authority, School Facility Rev. (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2022	1,120,000	1,158,158
California School Finance Authority, School Facility Rev. (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2023	1,245,000	1,290,530
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3%, 11/01/2022	260,000	259,904
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	1,335,000	1,326,843

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2022	$450,000	$492,908
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	1,645,000	1,611,968
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/2019	475,000	487,065
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/2020	550,000	577,973
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/2019	565,000	570,961
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2021	310,000	329,952
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2020	930,000	979,318
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2022	1,865,000	2,048,572
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2023	1,865,000	2,083,951
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 10/01/2020	5,000,000	5,297,650
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,552,486
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 7/01/2019	1,000,000	1,021,670
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2021	750,000	808,860
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/2019	1,300,000	1,321,710
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/2020	1,750,000	1,845,725
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2020	750,000	788,025
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2021	1,200,000	1,292,052
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	1,100,000	1,232,803
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2020	500,000	522,985
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/2047 (Put Date 4/01/2019)	3,090,000	3,090,062
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	285,000	306,204
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	715,000	761,768
San Pablo, CA, Redevelopment Agency Rev., “A”, 5%, 6/15/2020	1,000,000	1,045,910
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,317,068

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2019	$625,000	$641,400
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2020	985,000	1,038,742
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2021	1,350,000	1,461,267
State of California, 5%, 8/01/2026	3,490,000	4,060,859
State of California, 5%, 8/01/2027	5,750,000	6,508,885
State of California, “B”, FLR, 2.339% (70% of LIBOR - 1mo. + 0.76%), 12/01/2031 (Put Date 12/01/2021)	5,000,000	5,040,350

		$77,926,765
Colorado - 1.5%
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	$2,015,000	$2,077,687
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 4%, 1/15/2019	155,000	155,755
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/2022	1,185,000	1,192,726
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2020	310,000	317,254
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2022	545,000	570,157
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 4%, 4/01/2023	130,000	135,272
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	55,000	58,899
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	1,160,000	1,232,326
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	1,875,090
Colorado Health Facilities Authority Rev., Improvement Bonds (Valley View Hospital Association Project), 2.8%, 5/15/2042 (Put Date 5/15/2023)	4,925,000	4,900,030
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	1,815,000	1,888,725
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2018	300,000	300,345
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2019	445,000	458,386
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 9/01/2021 (Prerefunded 9/01/2019)	1,500,000	1,550,010

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	$1,500,000	$1,645,470
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,201,140
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2021	1,640,000	1,756,768
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,103,490
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2025	500,000	563,015
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2026	1,300,000	1,470,365
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2027	1,270,000	1,423,924

		$26,876,834
Connecticut - 1.7%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$2,097,621
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	2,996,588
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	1,978,644
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “M”, ETM, AGM, 5%, 7/01/2019	2,350,000	2,397,940
Connecticut Housing Finance Authority, Mortgage Finance Program, “A-2”, 4%, 11/15/2041	3,870,000	4,011,603
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2020	1,830,000	1,924,080
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2021	3,775,000	4,053,822
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,336,840
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2024	5,600,000	6,308,736
State of Connecticut, “A”, 5%, 9/01/2023	2,005,000	2,204,818

		$31,310,692
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$215,000	$219,592
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	430,000	416,705

		$636,297

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - 0.3%
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	$45,000	$43,607
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	1,045,000	1,194,174
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-1”, FHA, 2.55%, 9/01/2023 (Put Date 3/01/2022)	5,000,000	4,980,900

		$6,218,681
Florida - 3.7%
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.375%, 5/01/2021	$1,005,000	$1,016,899
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.6%, 5/01/2022	1,040,000	1,062,651
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.75%, 5/01/2023	1,080,000	1,114,755
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	370,000	384,474
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	590,458
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	684,446
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2019	4,000,000	4,066,280
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	1,435,000	1,494,997
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2021	1,300,000	1,374,698
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2022	600,000	646,128
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2019	2,365,000	2,428,453
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2020	1,330,000	1,397,351
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2020	300,000	313,881
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2021	200,000	213,200
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	439,692
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2019	1,875,000	1,922,213
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	380,000	401,671
Miami-Dade County, FL, Tax Anticipation Notes, 5%, 6/15/2019	25,000,000	25,461,000
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2020	1,730,000	1,801,605

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2021	$1,825,000	$1,934,354
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2022	1,810,000	1,943,307
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2020	600,000	627,972
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2021	1,200,000	1,279,572
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “B-2”, 2.7%, 1/01/2022	1,100,000	1,077,703
South Miami, FL, Health Facilities Baptist Authority Hospital Refunding Rev. (Baptist Health South Florida Obligated Group), 5%, 8/15/2022	1,930,000	2,105,379
South Miami, FL, Health Facilities Baptist Authority Hospital Refunding Rev. (Baptist Health South Florida Obligated Group), 5%, 8/15/2023	2,100,000	2,327,346
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2019	500,000	509,260
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2020	3,000,000	3,145,560
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2021	1,000,000	1,068,650
West Palm Beach, FL, Utility System Rev., “C”, AGC, VRDN, 1.62%, 10/01/2038	4,775,000	4,775,000

		$67,608,955
Georgia - 3.5%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2020	$400,000	$413,164
Atlanta, GA, Water & Wastewater Rev., “B”, 5%, 11/01/2025	1,000,000	1,151,260
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Vogtle Project), 1.85%, 12/01/2049 (Put Date 8/22/2019)	7,500,000	7,446,450
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/2021	1,000,000	1,078,300
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 10/01/2019	5,000,000	5,129,550
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2021	5,030,000	5,326,971
Gainesville, GA, Hall County Hospital Authority (Northeast Georgia Health System, Inc.), “B”, FLR, 2.55% (MUNIPSA + 0.95%), 8/15/2035 (Put Date 2/18/2020)	2,500,000	2,508,350
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 3.5%, 6/01/2039	3,525,000	3,579,919
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2019	2,500,000	2,525,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	$8,670,000	$9,319,470
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 2.262% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,000,000	9,925,600
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “C”, 4%, 8/01/2048 (Put Date 12/01/2023)	8,815,000	9,218,903
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/2021	1,750,000	1,876,263
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	1,928,955
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.05%, 7/01/2049 (Put Date 11/19/2021)	2,750,000	2,665,850

		$64,094,255
Guam - 0.6%
Guam Education Financing Foundation, Refunding, COP (Guam Public School Facilities Project), “A”, 5%, 10/01/2020	$1,500,000	$1,559,340
Guam Education Financing Foundation, Refunding, COP (Guam Public School Facilities Project), “A”, 5%, 10/01/2021	2,425,000	2,560,679
Guam Government Business Privilege Tax Rev., “A”, 5%, 1/01/2027	3,185,000	3,322,879
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2018	750,000	751,447
Guam Port Authority Rev., “B”, 5%, 7/01/2019	420,000	426,077
Guam Port Authority Rev., “B”, 5%, 7/01/2023	500,000	535,105
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2021	1,500,000	1,601,235

		$10,756,762
Hawaii - 0.3%
State of Hawaii, “FH”, 5%, 10/01/2025	$5,000,000	$5,754,800

Idaho - 0.2%
Idaho Health Facilities Authority Rev. (St. Luke’s Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$2,248,780
Idaho Health Facilities Authority Rev. (St. Luke’s Health System Project), “A”, 5%, 3/01/2027	2,100,000	2,372,769

		$4,621,549
Illinois - 11.3%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$1,575,240
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,561,440
Chicago, IL (Modern Schools Across Chicago Program), “A”, AAC, 5%, 12/01/2024	1,515,000	1,520,045

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL (Modern Schools Across Chicago Program), “D”, AAC, 5%, 12/01/2022	$2,730,000	$2,738,900
Chicago, IL (Modern Schools Across Chicago Program), “G”, AAC, 5%, 12/01/2023	415,000	416,361
Chicago, IL (Modern Schools Across Chicago Program), “H”, AAC, 5%, 12/01/2020	1,165,000	1,168,751
Chicago, IL (Modern Schools Across Chicago Program), “H”, AAC, 5%, 12/01/2021	2,000,000	2,006,480
Chicago, IL, “A”, 5%, 1/01/2022	1,000,000	1,046,950
Chicago, IL, “A”, AAC, 5%, 1/01/2024	4,295,000	4,303,418
Chicago, IL, “A”, AGM, 5%, 1/01/2027	145,000	146,056
Chicago, IL, “A”, AGM, 5%, 1/01/2028 (Prerefunded 1/01/2020)	3,430,000	3,514,892
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	3,875,000	4,140,011
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	5,425,000	5,796,016
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	785,000	679,731
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	675,000	556,389
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	4,435,000	2,806,823
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	550,000	533,946
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	360,000	311,724
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	8,170,000	6,734,368
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	1,925,000	1,355,296
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	4,140,000	4,150,723
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AAC, 5.5%, 12/01/2019	200,000	204,392
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,751,425
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	1,500,000	1,659,360
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	3,054,892
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,506,207
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2027	3,000,000	3,101,640

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	$6,640,000	$4,926,548
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NATL, 0%, 6/15/2024	7,075,000	5,657,099
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	820,000	888,396
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,535,000
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2021	3,375,000	3,564,574
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2022	4,250,000	4,560,335
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,500,000	2,763,500
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5%, 1/01/2027	1,500,000	1,678,845
Chicago, IL, Wastewater Transmission Rev., Second Lien, “B”, AGM, 5%, 1/01/2027	2,000,000	2,238,460
Chicago, IL, Water Rev., AGM, 5%, 11/01/2027	4,160,000	4,662,861
City of Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,215,294
City of Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2025	1,230,000	1,258,167
Cook County, IL, General Obligation Refunding, 5%, 11/15/2020	700,000	738,381
Cook County, IL, General Obligation Refunding, 5%, 11/15/2021	600,000	645,960
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	10,000,000	10,782,500
Illinois Finance Authority Rev. (DePaul University), ETM, 5%, 10/01/2020	5,000	5,260
Illinois Finance Authority Rev. (DePaul University), Unrefunded Balance, 5%, 10/01/2020	3,330,000	3,490,939
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2023	400,000	430,104
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	380,622
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	905,990
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	1,000,000	1,025,010
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 2.929% (70% of LIBOR - 1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	700,000	702,576
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	3,900,000	4,297,137

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 4/01/2019	$570,000	$577,610
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 8/15/2021 (Prerefunded 8/15/2019)	645,000	668,646
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2021	1,000,000	1,054,130
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	832,222
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	836,520
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/2019	1,000,000	1,005,000
Illinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2023	2,500,000	2,737,100
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	1,605,000	1,732,935
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,135,000	1,239,613
Illinois Sports Facilities Authority, AAC, 5.5%, 6/15/2030	705,000	706,671
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	945,000	1,016,206
Illinois Toll Highway Authority Rev., “B”, 5%, 12/01/2018	6,000,000	6,014,400
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, ETM, 0%, 1/01/2021	3,230,000	3,069,469
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, Unrefunded Balance, 0%, 1/01/2021	4,215,000	3,970,572
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 4%, 12/01/2020	785,000	804,539
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 5%, 12/01/2028	450,000	487,886
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 5%, 12/01/2029	465,000	502,939
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, Capital Appreciation, AGM, 0%, 6/15/2026	1,360,000	998,254
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), NATL, 5.5%, 6/15/2029	2,935,000	3,211,653
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 10/01/2020	500,000	511,095
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2019	475,000	484,871
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2020	520,000	540,374
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2022	500,000	533,985

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	$1,000,000	$1,124,120
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,392,040
State of Illinois, 5%, 6/01/2020	2,250,000	2,314,687
State of Illinois, 5%, 1/01/2022	500,000	508,570
State of Illinois, 5%, 1/01/2024	3,000,000	3,045,600
State of Illinois, 5%, 11/01/2027	8,310,000	8,620,877
State of Illinois, AGM, 5%, 2/01/2027	910,000	978,932
State of Illinois, BAM, 5%, 8/01/2021	8,870,000	9,346,053
State of Illinois, NATL, 6%, 11/01/2026	2,565,000	2,871,902
State of Illinois, “A”, 5%, 12/01/2020	1,630,000	1,689,886
State of Illinois, “A”, 4%, 1/01/2025	1,775,000	1,754,871
State of Illinois, “B”, 5%, 11/01/2019	8,815,000	9,007,872
State of Illinois, “B”, 5%, 12/01/2020	900,000	933,066
State of Illinois, “D”, 5%, 11/01/2028	3,440,000	3,542,994
Will County, IL, Forest Preservation District, 5%, 12/15/2019	1,250,000	1,290,287

		$206,653,481
Indiana - 1.7%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$1,132,930
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/2021	1,000,000	1,073,660
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 2.95%, 10/01/2031 (Put Date 10/01/2021)	595,000	595,000
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/2022	1,000,000	1,066,830
Indiana Finance Authority, Wastewater Utility Rev. (CWA Authority Project), “A”, 5%, 10/01/2019	335,000	343,928
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/2022	5,000,000	5,062,450
Indiana Health Facility Financing Authority Rev. (Ascension Health Subordinate Credit Group), “A-8”, 1.25%, 11/01/2027 (Put Date 5/01/2020)	1,720,000	1,691,087
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 4/01/2019	525,000	524,874
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2020	1,690,000	1,731,202
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	1,500,000	1,683,765

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2026	$1,500,000	$1,686,765
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,366,404
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,711,465
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2027	1,000,000	1,134,120
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2028	1,000,000	1,133,080
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2028	1,435,000	1,623,545
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 3/01/2019	3,000,000	3,012,150
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	1,300,000	1,420,926
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,244,380

		$31,238,561
Iowa - 0.7%
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	$775,000	$809,759
Iowa Higher Education Loan Authority Rev., Private College Facilities (Grinnell College Project), 5%, 12/01/2026	425,000	496,536
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2020	1,050,000	1,095,265
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2022	1,375,000	1,472,749
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	1,000,000	1,086,620
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,558,921
Iowa Student Loan Liquidity Corp. Rev., “A”, 3.75%, 12/01/2033	3,470,000	3,307,986
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	725,000	737,492
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	1,950,000	1,996,605

		$12,561,933
Kansas - 0.3%
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2021	$1,200,000	$1,263,720
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2022	1,200,000	1,282,980
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2024	1,300,000	1,422,161

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2019	$1,000,000	$1,024,140

		$4,993,001
Kentucky - 2.5%
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	$10,000,000	$9,844,700
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	1,884,925
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,160,840
Kentucky Economic Development Finance Authority Hospital
Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	2,839,751
Kentucky Higher Education Student Loan Corp. Rev., “A”, 3%, 6/01/2029	2,495,000	2,470,299
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 8/01/2020	5,000,000	5,221,850
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,206,910
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,112,879
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049 (Put Date 1/01/2025)	10,000,000	10,501,100
Trimble, KY, Pollution Control Rev. (Louisville Gas & Electric Co.), “B”, 2.55%, 11/01/2027 (Put Date 5/03/2021)	8,000,000	7,955,840

		$45,199,094
Louisiana - 0.6%
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	$1,460,000	$1,558,565
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,165,000	1,270,817
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,356,279
New Orleans, LA, Water Rev., 5%, 12/01/2019	700,000	720,496
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	4,335,000	4,513,992

		$10,420,149
Maine - 0.4%
Maine Municipal Bond Bank, “B”, 5%, 11/01/2024	$1,000,000	$1,140,220
Maine Municipal Bond Bank, “B”, 5%, 11/01/2025	1,000,000	1,154,020

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maine - continued
Portland, ME, General Airport Rev., 4%, 7/01/2020	$200,000	$205,052
State of Maine, “B”, 5%, 6/01/2020	5,000,000	5,222,600

		$7,721,892
Maryland - 1.6%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2024	$850,000	$936,453
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	2,000,000	2,227,000
Howard County, MD, Special Obligation Bonds (Downtown Columbia Project), “A”, 4%, 2/15/2028	500,000	502,805
Maryland Department of Housing & Community Development, “D”, 4%, 9/01/2036	2,900,000	2,983,694
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	2,710,000	2,697,480
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,443,946
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,713,632
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	695,591
Prince George’s County, MD, Public Improvement, “A”, 5%, 9/15/2024	7,000,000	7,974,260
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “C-3”, 2.5%, 11/01/2024	630,000	605,443
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,100,880
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	5,500,000	5,894,185

		$28,775,369
Massachusetts - 2.9%
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/2021	$6,185,000	$6,652,586
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2022	2,240,000	2,447,984
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2023	1,375,000	1,528,601
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	45,000	45,628
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	145,000	157,901
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2019	1,605,000	1,648,865

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	$1,500,000	$1,661,760
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	1,952,440
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,239,900
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,110,580
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	220,000	224,226
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 5%, 1/01/2021	5,500,000	5,775,825
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 5%, 1/01/2025	3,450,000	3,827,326
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.75%, 7/01/2019	1,235,000	1,253,970
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/2020	4,400,000	4,575,824
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	4,735,000	4,529,927
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	3,585,000	3,496,056
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 8/15/2022	8,405,000	9,245,500

		$52,374,899
Michigan - 2.2%
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	$540,000	$553,225
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	696,148
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/2020	9,000,000	9,177,570
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C”, 5%, 7/01/2026	1,000,000	1,111,010
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2019	1,000,000	1,018,860
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2020	1,500,000	1,564,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/2021	$1,000,000	$1,063,740
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “D-1”, 5%, 7/01/2021	400,000	425,708
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/2020	1,500,000	1,564,200
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/2021	3,500,000	3,736,180
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,000,000	1,050,250
Regents of the University of Michigan General Rev., “A”, 5%, 4/01/2025	5,000,000	5,752,400
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2021	2,460,000	2,633,947
State of Michigan, 5%, 11/15/2018	1,000,000	1,001,140
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	282,340
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	399,136
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	1,966,266
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	3,132,087
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	2,931,675
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	446,412

		$40,506,494
Minnesota - 1.0%
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2025	$250,000	$284,570
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2026	200,000	229,914
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2020	1,750,000	1,805,125
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2021	2,000,000	2,109,380
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 3/01/2019	9,215,000	9,309,546
State of Minnesota, “B”, 5%, 8/01/2021	5,000,000	5,375,250

		$19,113,785

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - 1.8%
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2019	$700,000	$707,805
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2020	625,000	638,500
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,065,000	2,246,018
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,590,000	3,932,019
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2026	2,485,000	2,731,810
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,395,000	1,511,120
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5%, 10/01/2020	660,000	666,686
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5.5%, 10/01/2021	1,165,000	1,189,733
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5.5%, 10/01/2022	585,000	596,624
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6%, 10/01/2023	700,000	725,445
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/2021	1,685,000	1,774,592
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,089,520
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	7,000,000	7,489,650
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-2”, 2.125%, 9/01/2022 (Put Date 1/09/2019)	1,030,000	1,029,011
State of Mississippi, “B”, 5%, 12/01/2025	415,000	478,736
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Company Project), 2.9%, 9/01/2032 (Put Date 9/01/2023)	4,000,000	3,964,280
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2024	400,000	447,120
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2025	585,000	661,617
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2026	525,000	589,953

		$32,470,239
Missouri - 1.1%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$435,000	$441,199
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2025	215,000	234,582

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 4%, 2/01/2020	$535,000	$544,181
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2021	565,000	591,990
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2022	550,000	584,820
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2027	2,500,000	2,856,825
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2028	7,820,000	8,978,611
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/2019	450,000	457,254
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	805,000	830,865
University of Missouri Curators Facilities Rev, “A”, 5%, 11/01/2019	5,000,000	5,149,400

		$20,669,727
Nebraska - 0.7%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/2018	$2,345,000	$2,350,792
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), 5%, 9/01/2020	1,710,000	1,787,224
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), 5%, 9/01/2021	2,000,000	2,131,800
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2028	5,000,000	5,605,800
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	370,000	371,339

		$12,246,955
New Hampshire - 0.5%
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Company Project), “A”, 2.8%, 10/01/2033 (Put Date 10/02/2023)	$5,000,000	$4,945,500
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	4,405,000	4,725,464

		$9,670,964
New Jersey - 6.9%
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	$345,000	$378,744
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	224,734

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
City of Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2022	$1,325,000	$1,393,874
City of Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2023	1,000,000	1,061,110
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,339,502
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	1,007,451
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	910,839
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2026	600,000	694,446
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2018	1,000,000	1,000,000
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2020	1,000,000	1,044,430
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2021	2,465,000	2,619,136
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,085,580
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2025	1,000,000	1,112,920
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2026	1,000,000	1,118,860
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	95,000	99,030
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	560,000	592,502
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	685,581
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/2020	500,000	520,815
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2021	300,000	315,369
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/2021	425,000	451,074
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2025	1,610,000	1,754,514

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2026	$2,000,000	$2,182,280
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2027	1,500,000	1,634,640
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2028	3,000,000	3,257,790
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	255,000	259,396
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	1,115,000	1,071,281
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	8,495,000	9,561,547
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	2,425,000	2,706,252
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,767,052
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,379,448
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,593,978
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2027	2,000,000	2,183,120
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1A”, 2.75%, 12/01/2027	4,340,000	4,135,499
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	1,810,000	1,805,982
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1B”, 2.95%, 12/01/2028	8,270,000	8,185,811
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “A”, 3.35%, 12/01/2029	10,000,000	9,692,900
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2023	1,750,000	1,909,670
New Jersey Tobacco Settlement Financing Corp., “B”, 3.2%, 6/01/2027	11,000,000	10,800,570
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,254,762
New Jersey Transportation Trust Fund Authority, “D”, 5%, 12/15/2018	2,500,000	2,508,100
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2024	4,000,000	4,384,720
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-2”, 5%, 6/15/2020	5,000,000	5,196,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, Transportation Program (SIFMA Index Multimodal Notes) “BB-2”, FLR, 2.8% (SIFMA + 1.2%), 6/15/2034 (Put Date 12/15/2021)	$10,000,000	$10,104,000
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 6/15/2019	230,000	233,563
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,027,971
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, AAC, 5.25%, 12/15/2023	155,000	170,658
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, NATL, 5.5%, 12/15/2020	1,910,000	2,026,281
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, NATL, 5.5%, 12/15/2021	5,000,000	5,408,200
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,592,208
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	2,064,397
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	1,936,675
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, ETM, 5%, 6/01/2019	3,580,000	3,640,144

		$127,085,656
New Mexico - 0.6%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	$1,145,000	$1,194,636
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/2039 (Put Date 8/01/2019)	9,315,000	9,493,661

		$10,688,297
New York - 6.2%
Build NYC Resource Corp., Solid Waste Disposal Rev. (Pratt Paper New York, Inc. Project), 3.75%, 1/01/2020	$615,000	$620,381
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/2022	1,140,000	1,209,016
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “A-2”, 4%, 8/15/2019	15,000,000	15,225,000
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2020	1,000,000	1,040,300
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2021	200,000	210,212
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2022	250,000	266,768

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023	$1,300,000	$1,419,080
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025	2,400,000	2,671,704
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.375%, 12/01/2027 (Put Date 5/01/2020)	10,000,000	9,975,900
New York Environmental Facilities Corp. Rev., “C”, ETM, 5%, 5/15/2020	3,395,000	3,548,827
New York Environmental Facilities Corp. Rev., “C”, ETM, 5%, 11/15/2020	5,000	5,284
New York Environmental Facilities Corp. Rev., Unrefunded Balance, “C”, 5%, 11/15/2020	2,820,000	2,985,619
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5%, 5/01/2019	2,675,000	2,714,777
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 4/01/2019	1,350,000	1,367,307
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2026	15,000,000	16,493,850
New York, NY, 5%, 8/01/2023	1,435,000	1,600,728
New York, NY, “A-4”, VRDN, 1.6%, 8/01/2038	8,000,000	8,000,000
New York, NY, “G-3”, VRDN, 1.6%, 4/01/2042	15,000,000	15,000,000
New York, NY, “G-4”, VRDN, 1.6%, 4/01/2042	6,000,000	6,000,000
New York, NY, “I”, 5%, 8/01/2022	7,500,000	8,222,775
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/2019	1,250,000	1,274,487
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), “A”, ETM, 5%, 7/01/2019	130,000	132,634
Port Authority of NY & NJ (170th Series), 5%, 12/01/2019	1,410,000	1,452,667
Suffolk County, NY, “B”, AGM, 5%, 10/15/2025	7,000,000	7,952,560
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,110,410
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,233,440
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,680,840

		$114,414,566
North Carolina - 1.4%
Charlotte, NC, COP (Convention Facility Project), “A”, 5%, 12/01/2020	$4,100,000	$4,336,447
Durham County, NC, 5%, 4/01/2019	1,000,000	1,012,910
New Hanover County, NC, General Obligation School, 5%, 9/01/2024	2,615,000	2,981,257

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
New Hanover County, NC, General Obligation School, 5%, 9/01/2025	$2,140,000	$2,475,402
New Hanover County, NC, General Obligation School, 5%, 9/01/2026	3,085,000	3,611,178
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project), “A”, ASSD GTY, 5%, 6/01/2022	665,000	718,978
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project), “A”, ASSD GTY, 5%, 6/01/2023	325,000	356,996
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project), “A”, ASSD GTY, 5%, 6/01/2024	700,000	777,889
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,700,310
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2027	4,000,000	4,569,080
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2020	500,000	527,055
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	727,947
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,138,420

		$24,933,869
Ohio - 3.1%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	$3,610,000	$3,488,054
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2024	2,000,000	2,195,980
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2025	1,970,000	2,183,134
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,343,140
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2029	1,250,000	1,329,925
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,404,650
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 5/15/2021 (Prerefunded 11/15/2020)	375,000	394,564
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2021 (Prerefunded 11/15/2020)	385,000	405,085
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2022 (Prerefunded 11/15/2020)	405,000	426,129
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 5/15/2019	345,000	346,535
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 11/15/2019	300,000	302,229

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 5/15/2020	$360,000	$369,018
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 11/15/2020	365,000	376,830
Columbus, OH, 5%, 7/01/2022	2,350,000	2,575,130
Columbus, OH, “A”, 5%, 4/01/2027	10,000,000	11,687,800
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2026	2,000,000	2,164,620
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2027	2,150,000	2,328,622
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	115,000	113,672
Ohio Higher Education, “C”, 5%, 8/01/2021	8,000,000	8,595,920
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	677,494
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2021	1,000,000	1,066,760
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	839,007
Ohio Water Development Authority, Water Pollution Control
Rev., 5.25%, 6/01/2020	2,000,000	2,098,040
State of Ohio, Major New State Infrastructure Project Rev., 5%, 12/15/2023	6,625,000	7,426,228

		$56,138,566
Oklahoma - 0.3%
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2020	$1,500,000	$1,555,365
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2021	700,000	742,917
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2022	600,000	647,634
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 10/01/2022	1,000,000	1,024,530
Tulsa, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	800,000	872,696
Tulsa, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	547,005

		$5,390,147
Oregon - 0.5%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4%, 5/01/2021	$350,000	$361,088

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	$500,000	$543,095
Lake Oswego, OR, 4%, 6/01/2019	1,195,000	1,209,340
Lake Oswego, OR, 4%, 6/01/2020	1,830,000	1,884,900
Lake Oswego, OR, 4%, 6/01/2021	2,330,000	2,435,805
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,674,180
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,127,670

		$9,236,078
Pennsylvania - 6.4%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	$2,750,000	$3,066,635
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FLR, 2.29% (LIBOR - 3mo. + 0.72%), 2/01/2021	985,000	989,078
Allentown, PA, City School District, BAM, 5%, 2/01/2026	4,155,000	4,635,152
Allentown, PA, City School District, BAM, 5%, 2/01/2027	4,375,000	4,904,594
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2022	1,000,000	1,047,290
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,250,000	1,401,712
Bethlehem Area School District, PA, (Northampton and Lehigh Counties), “A”, 5%, 2/01/2025	4,575,000	5,161,972
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2018	1,000,000	1,001,100
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2019	500,000	515,040
Cambria County, PA, ETM, BAM, 4%, 8/01/2019	900,000	913,527
Cambria County, PA, Unrefunded Balance, BAM, 4%, 8/01/2019	1,445,000	1,463,265
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	9,000,000	10,211,220
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	6,898,005
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2027	3,000,000	3,373,560
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	585,000	612,320
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,025,000	1,089,903
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	730,000	786,130
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/2026	1,400,000	1,416,758
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2019	445,000	450,175

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2020	$500,000	$515,945
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2021	300,000	320,274
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	320,000	346,954
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	775,509
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	294,094
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2021	1,295,000	1,172,208
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,174,010
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	890,018
Luzerne County, PA, “A”, AGM, 5%, 12/15/2019	305,000	312,604
Luzerne County, PA, “A”, AGM, 5%, 11/15/2020	1,355,000	1,420,175
Luzerne County, PA, “A”, AGM, 5%, 11/15/2021	3,000,000	3,206,130
Luzerne County, PA, “A”, AGM, 5%, 12/15/2021	445,000	476,377
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	400,000	439,684
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	453,587
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	370,000	411,958
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	655,000	720,906
Luzerne County, PA, “B”, AGM, 5%, 5/15/2020	2,200,000	2,282,368
Luzerne County, PA, “B”, AGM, 5%, 5/15/2021	2,055,000	2,176,307
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/2023 (Prerefunded 1/01/2022)	1,225,000	1,325,719
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2021	2,000,000	2,081,520
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2022	3,485,000	3,680,892
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	880,000	875,934
Pennsylvania Economic Development Financing Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 1.7%, 8/01/2037 (Put Date 8/03/2020)	2,000,000	1,961,580
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Refunding (Republic Services, Inc. Project), “A”, 2.05%, 4/01/2019 (Put Date 1/01/2019)	2,035,000	2,034,776

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 11/01/2018	$265,000	$265,000
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 11/01/2019	1,325,000	1,358,748
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2022	1,000,000	1,089,260
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2023	475,000	528,072
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2024	750,000	848,228
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	6,334,832
Philadelphia, PA, School District, “A”, 5%, 9/01/2025	1,000,000	1,113,510
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	711,257
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	2,078,586
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,600,450
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/2022	1,510,000	1,646,308
Scranton, PA, School District Rev., FLR, 2.384% (68% of LIBOR - 1mo. + 0.85%), 4/01/2031 (Put Date 4/01/2021)	5,675,000	5,684,080
Southcentral, PA, General Authority Hospital Rev. (Hanover Hospital, Inc.), 5%, 12/01/2018	1,330,000	1,333,179
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,364,250
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,100,550
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,106,520
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2020	855,000	887,182
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2022	930,000	993,045
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2025	1,605,000	1,743,945
York County, PA, School of Technology Authority Lease Rev., “A”, BAM, 5%, 2/15/2025	850,000	957,066
York County, PA, School of Technology Authority Lease Rev., “A”, BAM, 5%, 2/15/2026	1,000,000	1,112,210

		$117,143,243
Puerto Rico - 6.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$1,135,000	$1,188,345
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	1,830,000	1,880,819
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AGM, 5.25%, 7/01/2022	4,070,000	4,341,591

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2030	$2,535,000	$2,866,248
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2020	3,880,000	4,039,972
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2023	500,000	543,765
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2024	740,000	783,727
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2025	1,740,000	1,928,720
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, AGM, 6.25%, 7/01/2021	3,860,000	4,064,194
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2019	570,000	556,291
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	610,000	568,776
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	8,220,000	8,476,300
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	8,765,000	9,149,959
Commonwealth of Puerto Rico, Public Improvement, “A”, AAC, 5.5%, 7/01/2019	1,365,000	1,385,216
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 3.463%, 7/01/2019	7,145,000	7,171,651
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 3.483%, 7/01/2020	4,000,000	4,006,760
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 5.5%, 7/01/2029	1,905,000	2,139,277
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	200,000	210,534
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,000,000	2,070,520
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	329,553
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	1,365,000	1,408,489
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,841,143
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	40,000	40,927
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2021	5,115,000	5,307,529
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,095,000	1,146,859
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2023	435,000	458,842

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	$110,000	$110,473
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	115,000	115,420
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	300,000	302,058
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2023	370,000	371,743
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2024	1,845,000	1,852,933
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	1,625,000	1,634,165
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	345,000	348,091
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2023	860,000	864,051
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	530,000	532,279
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	25,000	25,075
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	260,000	270,023
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,128,911
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,376,286
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	6,490,000	6,561,585
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	195,000	207,363
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	460,000	490,406
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	110,000	108,706
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	25,000	24,945
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	380,000	381,699

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	$310,000	$309,349
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	295,000	294,262
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	90,000	87,750
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	390,000	378,300
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	3,980,000	4,269,943
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	4,900,000	5,302,388
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	615,000	670,332
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	3,270,000	3,584,051
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	5,535,000	6,086,563
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	135,000	141,466
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	390,000	403,751
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	3,210,000	3,399,262
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	245,000	245,894

		$111,785,530
Rhode Island - 1.5%
Providence, RI, “A”, 4%, 7/15/2019	$400,000	$404,368
Providence, RI, “A”, 5%, 1/15/2020	1,625,000	1,673,360
Providence, RI, “A”, 5%, 1/15/2021	1,000,000	1,050,800
Rhode Island Health & Educational Building Corp. Rev., “A”, (Providence Public Building Authority), 5%, 5/15/2019	2,000,000	2,032,040
Rhode Island Health & Educational Building Corp. Rev., “A”, (Providence Public Building Authority), 5%, 5/15/2021	2,240,000	2,377,894
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5%, 5/15/2026	5,000,000	5,594,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 2.125%, 12/01/2018	$3,200,000	$3,198,592
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 2.5%, 12/01/2019	4,590,000	4,583,620
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2020	2,000,000	2,086,640
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2021	880,000	931,128
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	550,000	588,225
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	1,510,000	1,508,656
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	1,785,000	1,712,440

		$27,742,563
South Carolina - 0.8%
Berkeley County, SC, School District Rev., 5%, 12/01/2018	$630,000	$631,657
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	3,095,000	3,417,375
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,754,161
Richland County, SC, School District No. 1, 4%, 3/01/2019	1,270,000	1,279,347
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,446,263
Sumter, SC, Two School Facilities, Inc. (Sumter School District),
BAM, 5%, 12/01/2024	1,000,000	1,105,700
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,673,835

		$14,308,338
Tennessee - 1.7%
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/2019	$920,000	$926,964
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2021	720,000	764,755
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2023	850,000	920,134
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	821,280
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	1,350,000	1,493,154
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/2023	8,000,000	8,931,040
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/2021	7,500,000	8,024,775

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Tennessee Energy Acquisition Corp., Gas Rev., 4%, 11/01/2049 (Put Date 11/01/2025)	$8,500,000	$8,799,115
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,000,000	1,024,770

		$31,705,987
Texas - 4.6%
Arlington, TX, Independent School District Rev., “A”, Texas PSF, 5%, 2/15/2019	$1,275,000	$1,286,245
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2025	1,740,000	1,935,472
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2024	1,200,000	1,323,024
Brownsville, TX, Independent School District, “A”, Texas PSF, 5%, 2/15/2021	6,595,000	7,002,769
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 4%, 8/15/2023	900,000	950,931
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2024	600,000	669,696
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2026	1,475,000	1,680,615
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2027	1,150,000	1,318,785
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2028	900,000	1,038,420
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	2,085,000	2,055,059
Dallas and Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/2018	5,415,000	5,415,000
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 4%, 9/01/2020	650,000	661,355
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	564,044
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2/15/2020	2,940,000	3,050,191
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/2019 (Prerefunded 11/15/2018)	600,000	600,684
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, ETM, 5%, 11/15/2018	470,000	470,536
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/2020	575,000	601,956

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/2021	$1,000,000	$1,065,400
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2020	1,000,000	1,044,800
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	475,000	485,607
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,010,000	1,068,408
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	705,000	726,897
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2024	4,000,000	4,433,480
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,116,750
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,370,830
Houston, TX, Higher Education Finance Corp. Refunding Rev. (Kipp, Inc.), “A”, Texas PSF, 4%, 2/15/2020	880,000	900,178
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, Texas PSF, 4%, 2/15/2019	840,000	844,687
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	250,000	277,068
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	559,000
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	386,978
Lone Star College System, TX, 5%, 2/15/2027	3,750,000	4,290,187
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2026	3,125,000	3,286,344
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 2.15%, 1/01/2026 (Put Date 2/01/2019)	9,000,000	9,000,000
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “B-1”, 3.25%, 11/15/2022	55,000	53,756
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 1.25%, 11/01/2018	200,000	200,000
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2019	300,000	302,193
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2021	400,000	410,744

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	$1,915,000	$2,162,897
Regents of the University of North Texas Rev. Financing System, “A”, 5%, 4/15/2026	1,000,000	1,149,950
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/2022	1,160,000	1,265,409
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), ETM, 5.75%, 11/15/2019	220,000	223,731
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc. Querencia Project), 5%, 11/15/2025	1,675,000	1,783,155
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2019	1,260,000	1,287,065
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2020	785,000	814,045
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2021	1,390,000	1,457,304
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,543,994
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	80,000	79,102
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-2”, 2.5%, 12/01/2018	505,000	505,116
Travis County, TX, Health Facilities Development Corp. First Mortgage Refunding Rev. (Longhorn Village Project), “A”, 7%, 1/01/2032 (Prerefunded 1/01/2021)	1,715,000	1,883,362
Travis County, TX, Health Facilities Development Corp. First Mortgage Refunding Rev. (Longhorn Village Project), “A”, 7.125%, 1/01/2046 (Prerefunded 1/01/2021)	2,215,000	2,438,250
Waco, TX, 5%, 2/01/2027	3,220,000	3,722,932

		$84,764,401
U.S. Virgin Islands - 0.9%
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023	$1,500,000	$1,588,185

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
U.S. Virgin Islands - continued
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024	$1,500,000	$1,592,460
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/2019	5,000,000	5,090,250
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	3,595,000	3,749,513
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, AGM, 5%, 10/01/2025	3,625,000	3,712,290

		$15,732,698
Utah - 0.5%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$2,227,427
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,358,796
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	5,716,000

		$9,302,223
Vermont - 0.5%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$2,050,000	$2,154,386
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2019	100,000	101,806
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2023	1,000,000	1,070,920
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2023	525,000	562,233
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2024	850,000	914,949
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2024	1,010,000	1,087,174
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2025	875,000	947,082
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,273,943
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2027	775,000	832,280

		$9,944,773
Virginia - 1.2%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/2020	$2,175,000	$2,270,178
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2/01/2021	1,375,000	1,460,786

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/2023	$4,000,000	$4,475,280
Virginia Public Building Authority, Public Facilities Rev., Matching Fund Loan Note, “B”, 5%, 8/01/2024	10,000,000	11,336,000
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2020	1,150,000	1,206,028
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2021	1,000,000	1,069,520
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2022	750,000	816,848
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, ETM, 7.25%, 7/01/2019	215,000	222,355

		$22,856,995
Washington - 1.8%
Energy Northwest, WA, Columbia Generating Station Electric Rev., “A”, 5%, 7/01/2023	$4,295,000	$4,784,802
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2019	2,025,000	2,063,191
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2020	2,230,000	2,328,789
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2021	2,455,000	2,616,073
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2022	2,000,000	2,166,640
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	1,500,000	1,650,870
Pierce County, WA, “A”, 5%, 7/01/2022	3,290,000	3,579,750
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2019	700,000	710,864
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2020	1,175,000	1,221,154
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2022	1,740,000	1,881,236
State of Washington, Higher Education Facilities Authority Rev., (Whiteman College Project), VRDN, 1.64%, 10/01/2029	8,200,000	8,200,000
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 10/01/2042 (Put Date 10/01/2021)	1,000,000	1,073,900
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 7/01/2020	1,175,000	1,226,853

		$33,504,122
West Virginia - 1.2%
Harrison County, WV, Solid Waste Disposal Rev. (Monongahela Power Co. Project), “A”, 3%, 10/15/2037 (Put Date 10/15/2021)	$10,000,000	$9,918,900
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2022	1,275,000	1,366,469

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - continued
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 4/01/2022)	$11,500,000	$11,380,055

		$22,665,424
Wisconsin - 1.0%
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), “B”, 5%, 11/15/2043 (Put Date 6/01/2021)	$5,000,000	$5,303,950
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 7/15/2022 (Prerefunded 7/15/2021)	6,000,000	6,438,300
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), “A”, 5%, 12/01/2020	800,000	843,624
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	2,780,000	2,903,321
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “B-2”, 3.5%, 11/15/2023	295,000	295,386
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “B-3”, 3%, 11/15/2022	405,000	405,020
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	2,490,000	2,610,616

		$18,800,217
Total Municipal Bonds (Identified Cost, $1,805,203,698)		$1,798,881,614

Other Municipal Bonds - 1.0%
Multi-Family Housing Revenue - 1.0%
Freddie Mac, 1.85%, 6/15/2035 (Identified Cost, $18,000,000)	18,000,000	$17,999,820

Investment Companies (h) - 0.1%
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 2.21% (v) (Identified Cost, $1,660,289)	1,660,455	$1,660,289

Other Assets, Less Liabilities - 0.7%		12,029,497
Net Assets - 100.0%		$1,830,571,220

Portfolio of Investments (unaudited) – continued

(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,660,289 and $1,816,881,434, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SIFMA	Securities Industry & Financial Markets Assn.
SYNCORA	Syncora Guarantee Inc.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $1,823,203,698)	$1,816,881,434
Investments in affiliated issuers, at value (identified cost, $1,660,289)	1,660,289
Receivables for
Investments sold	20,142,761
Fund shares sold	6,810,218
Interest	22,537,602
Total assets	$1,868,032,304
Liabilities
Payables for
Distributions	$667,026
Investments purchased	31,223,049
Fund shares reacquired	4,729,049
Payable to affiliates
Investment adviser	40,464
Shareholder servicing costs	693,329
Distribution and service fees	11,114
Payable for independent Trustees’ compensation	1,275
Accrued expenses and other liabilities	95,778
Total liabilities	$37,461,084
Net assets	$1,830,571,220
Net assets consist of
Paid-in capital	$1,849,780,320
Total distributable earnings (loss)	(19,209,100)
Net assets	$1,830,571,220
Shares of beneficial interest outstanding	230,138,329

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$717,913,227	90,198,150	$7.96
Class B	885,758	111,408	7.95
Class C	94,236,122	11,832,795	7.96
Class I	812,404,882	102,180,351	7.95
Class R6	205,131,231	25,815,625	7.95

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.16 [100 / 97.50 x $7.96]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$25,719,792
Dividends from affiliated issuers	380,974
Other	265
Total investment income	$26,101,031
Expenses
Management fee	$3,750,920
Distribution and service fees	1,412,851
Shareholder servicing costs	669,817
Administrative services fee	137,685
Independent Trustees’ compensation	15,196
Custodian fee	104,913
Shareholder communications	32,091
Audit and tax fees	27,501
Legal fees	9,271
Miscellaneous	118,894
Total expenses	$6,279,139
Fees paid indirectly	(1,212)
Reduction of expenses by investment adviser and distributor	(456,783)
Net expenses	$5,821,144
Net investment income (loss)	$20,279,887
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,742,373)
Affiliated issuers	1,785
Net realized gain (loss)	$(2,740,588)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(4,131,648)
Affiliated issuers	(1,960)
Net unrealized gain (loss)	$(4,133,608)
Net realized and unrealized gain (loss)	$(6,874,196)
Change in net assets from operations	$13,405,691

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/18 (unaudited)	Year ended 4/30/18
From operations
Net investment income (loss)	$20,279,887	$36,492,460
Net realized gain (loss)	(2,740,588)	309,554
Net unrealized gain (loss)	(4,133,608)	(27,332,505)
Change in net assets from operations	$13,405,691	$9,469,509
Total distributions declared to shareholders (a)	$(20,472,815)	$(36,913,288)
Change in net assets from fund share transactions	$1,910,488	$209,657,195
Total change in net assets	$(5,156,636)	$182,213,416
Net assets
At beginning of period	1,835,727,856	1,653,514,440
At end of period (b)	$1,830,571,220	$1,835,727,856

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended April 30, 2018, distributions from net investment income were $36,913,288.

(b)

Parenthetical disclosure of accumulated distributions in excess of net investment income is no longer required. See Note 2. For the year ended April 30, 2018, end of period net assets included accumulated distributions in excess of net investment income of $884,654.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/18		Year ended
Class A			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$7.99		$8.11	$8.23		$8.16	$8.13	$8.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.17	$0.16	(c)	$0.15	$0.13	$0.14
Net realized and unrealized gain (loss)	(0.03)		(0.12)	(0.12)		0.06	0.03	(0.15)
Total from investment operations	$0.06		$0.05	$0.04		$0.21	$0.16	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.17)	$(0.16)		$(0.14)	$(0.13)	$(0.14)
Net asset value, end of period (x)	$7.96		$7.99	$8.11		$8.23	$8.16	$8.13
Total return (%) (r)(s)(t)(x)	0.70	(n)	0.60	0.47	(c)	2.63	1.94	(0.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.79	0.80	(c)	0.80	0.80	0.79
Expenses after expense reductions (f)	0.67	(a)	0.69	0.69	(c)	0.69	0.69	0.69
Net investment income (loss)	2.11	(a)	2.06	1.95	(c)	1.82	1.63	1.75
Portfolio turnover	20	(n)	33	27		24	15	34
Net assets at end of period (000 omitted)	$717,913		$692,006	$647,875		$703,594	$677,065	$685,309

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class B			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$7.98		$8.10	$8.22		$8.15	$8.12	$8.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.11	$0.10	(c)	$0.09	$0.07	$0.08
Net realized and unrealized gain (loss)	(0.03)		(0.12)	(0.12)		0.06	0.03	(0.15)
Total from investment operations	$0.03		$(0.01)	$(0.02)		$0.15	$0.10	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.11)	$(0.10)		$(0.08)	$(0.07)	$(0.08)
Net asset value, end of period (x)	$7.95		$7.98	$8.10		$8.22	$8.15	$8.12
Total return (%) (r)(s)(t)(x)	0.32	(n)	(0.15)	(0.28	)(c)	1.87	1.18	(0.86)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.55	1.55	(c)	1.55	1.55	1.55
Expenses after expense reductions (f)	1.42	(a)	1.44	1.44	(c)	1.45	1.45	1.44
Net investment income (loss)	1.37	(a)	1.32	1.21	(c)	1.08	0.88	1.01
Portfolio turnover	20	(n)	33	27		24	15	34
Net assets at end of period (000 omitted)	$886		$1,008	$1,367		$1,945	$1,708	$1,972

	Six months ended 10/31/18		Year ended
Class C			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$7.99		$8.11	$8.24		$8.16	$8.13	$8.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.10	$0.09	(c)	$0.08	$0.06	$0.07
Net realized and unrealized gain (loss)	(0.03)		(0.12)	(0.13)		0.07	0.03	(0.15)
Total from investment operations	$0.02		$(0.02)	$(0.04)		$0.15	$0.09	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.10)	$(0.09)		$(0.07)	$(0.06)	$(0.07)
Net asset value, end of period (x)	$7.96		$7.99	$8.11		$8.24	$8.16	$8.13
Total return (%) (r)(s)(t)(x)	0.27	(n)	(0.25)	(0.50	)(c)	1.88	1.08	(0.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.55	1.55	(c)	1.55	1.55	1.54
Expenses after expense reductions (f)	1.52	(a)	1.54	1.54	(c)	1.54	1.54	1.54
Net investment income (loss)	1.27	(a)	1.22	1.11	(c)	0.97	0.78	0.91
Portfolio turnover	20	(n)	33	27		24	15	34
Net assets at end of period (000 omitted)	$94,236		$105,269	$128,146		$139,554	$140,213	$148,207

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class I			4/30/18	4/30/17		4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$7.98		$8.10	$8.22		$8.15	$8.12	$8.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.18	$0.17	(c)	$0.16	$0.14	$0.15
Net realized and unrealized gain (loss)	(0.03)		(0.12)	(0.12)		0.06	0.03	(0.15)
Total from investment operations	$0.06		$0.06	$0.05		$0.22	$0.17	$—
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.18)	$(0.17)		$(0.15)	$(0.14)	$(0.15)
Net asset value, end of period (x)	$7.95		$7.98	$8.10		$8.22	$8.15	$8.12
Total return (%) (r)(s)(t)(x)	0.78	(n)	0.75	0.61	(c)	2.79	2.10	0.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.54	0.55	(c)	0.55	0.55	0.54
Expenses after expense reductions (f)	0.52	(a)	0.54	0.54	(c)	0.54	0.54	0.54
Net investment income (loss)	2.26	(a)	2.21	2.11	(c)	1.96	1.77	1.88
Portfolio turnover	20	(n)	33	27		24	15	34
Net assets at end of period (000 omitted)	$812,405		$756,720	$876,126		$651,872	$807,983	$678,857

	Six months ended 10/31/18		Year ended
Class R6			4/30/18(i)
	(unaudited)

Net asset value, beginning of period	$7.98		$8.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.12
Net realized and unrealized gain (loss)	(0.02)		(0.21)
Total from investment operations	$0.07		$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.12)
Net asset value, end of period (x)	$7.95		$7.98
Total return (%) (r)(s)(t)(x)	0.82	(n)	(1.06	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45	(a)	0.46	(a)
Expenses after expense reductions (f)	0.44	(a)	0.45	(a)
Net investment income (loss)	2.34	(a)	2.30	(a)
Portfolio turnover	20	(n)	33
Net assets at end of period (000 omitted)	$205,131		$280,725

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, September 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Many municipal instruments are supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after

Notes to Financial Statements (unaudited) – continued

December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,816,881,434	$—	$1,816,881,434
Mutual Funds	1,660,289	—	—	1,660,289
Total	$1,660,289	$1,816,881,434	$—	$1,818,541,723

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/18
Ordinary income (including any short-term capital gains)	$563,002
Tax-exempt income	36,350,286
Total distributions	$36,913,288

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/18
Cost of investments	$1,822,297,867
Gross appreciation	10,335,400
Gross depreciation	(14,091,544)
Net unrealized appreciation (depreciation)	$(3,756,144)

As of 4/30/18
Undistributed ordinary income	150,812
Undistributed tax-exempt income	2,348,987
Capital loss carryforwards	(11,874,179)
Other temporary differences	(3,384,453)
Net unrealized appreciation (depreciation)	616,857

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(11,874,179)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C

Notes to Financial Statements (unaudited) – continued

shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/18	Year ended 4/30/18 (i)
Class A	$7,713,496	$14,066,117
Class B	6,538	16,177
Class C	650,951	1,474,474
Class I	9,197,846	19,845,772
Class R6	2,903,984	1,510,748
Total	$20,472,815	$36,913,288

(i)	For Class R6, the period is from the class inception, September 1, 2017, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2018, this management fee reduction amounted to $91,572, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2018 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I	Class R6
0.69%	1.44%	1.54%	0.54%	0.46%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2019. For the six months ended October 31, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $27,414 for the six months ended October 31, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$903,120
Class B	0.75%	0.25%	1.00%	0.90%	4,702
Class C	0.75%	0.25%	1.00%	1.00%	505,029
Total Distribution and Service Fees					$1,412,851

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2018 based on each class’s average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver arrangement. For the six months ended October 31, 2018, this waiver amounted to $361,245 and $470, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2019. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2018, this rebate amounted to $3,495 and $1 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2018, were as follows:

Amount
Class A	$41,134
Class B	664
Class C	10,902

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2018, the fee was $29,078, which equated to 0.0031% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers.

Notes to Financial Statements (unaudited) – continued

Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $640,739.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2018 was equivalent to an annual effective rate of 0.0147% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $103 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended October 31, 2018. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $1,262 at October 31, 2018, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2018, the fee paid by the fund under this agreement was $1,519 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On August 31, 2017, MFS purchased 6,105 shares of Class R6 for an aggregate amount of $50,000 as an initial investment in the class.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended October 31, 2018, purchases and sales of investments, other than short-term obligations, aggregated $374,348,634 and $363,023,662, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/18		Year ended 4/30/18 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	17,262,851	$138,437,407	30,011,627	$243,393,478
Class B	12,396	98,554	17,603	141,979
Class C	504,556	4,051,529	1,789,440	14,531,149
Class I	24,042,953	192,545,307	55,969,021	453,762,080
Class R6	6,968,781	55,784,315	36,677,320	294,119,999
	48,791,537	$390,917,112	124,465,011	$1,005,948,685

Shares issued to shareholders in reinvestment of distributions
Class A	894,502	$7,173,182	1,600,860	$12,973,636
Class B	702	5,627	1,655	13,408
Class C	70,484	565,519	159,242	1,291,771
Class I	757,386	6,066,019	1,895,917	15,364,209
Class R6	355,017	2,843,530	185,507	1,483,176
	2,078,091	$16,653,877	3,843,181	$31,126,200

Shares reacquired
Class A	(14,571,052)	$(116,825,544)	(24,903,275)	$(201,852,682)
Class B	(27,952)	(224,045)	(61,829)	(500,336)
Class C	(1,910,202)	(15,323,965)	(4,575,855)	(37,092,097)
Class I	(17,434,305)	(139,490,851)	(71,206,467)	(574,632,357)
Class R6	(16,704,289)	(133,796,096)	(1,666,711)	(13,340,218)
	(50,647,800)	$(405,660,501)	(102,414,137)	$(827,417,690)

Net change
Class A	3,586,301	$28,785,045	6,709,212	$54,514,432
Class B	(14,854)	(119,864)	(42,571)	(344,949)
Class C	(1,335,162)	(10,706,917)	(2,627,173)	(21,269,177)
Class I	7,366,034	59,120,475	(13,341,529)	(105,506,068)
Class R6	(9,380,491)	(75,168,251)	35,196,116	282,262,957
	221,828	$1,910,488	25,894,055	$209,657,195

(i)	For Class R6, the period is from the class inception, September 1, 2017, through the stated period end.

Notes to Financial Statements (unaudited) – continued

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended October 31, 2018, the fund’s commitment fee and interest expense were $5,167 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		52,943,186	313,496,407	(364,779,138)	1,660,455

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,785	$(1,960)	$—	$380,974	$1,660,289

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense

Board Review of Investment Advisory Agreement – continued

limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

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3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

October 31, 2018

MFS® Total Return Bond Fund

RBF-SEM

MFS® Total Return Bond Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction, and geopolitical uncertainty have contributed to an uptick in market volatility in recent quarters — a departure from the low-volatility environment that prevailed for much of 2017. Against this more challenging backdrop, equity markets in the United States have outperformed most international markets on a relative basis, though returns have been modest year to date on an absolute basis. Global economic growth has become less synchronized over the past few months, with Europe, China, and some emerging markets having shown signs of slowing growth while U.S. growth has remained above average.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains fairly accommodative around the world, with many central banks taking only tentative steps toward tighter policies.

U.S. tax reforms adopted in late 2017 have been welcomed by equity markets while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. The split result of the U.S. midterm congressional elections suggests meaningful further U.S. fiscal stimulus is less likely than if the Republicans had maintained control of both houses of Congress. Globally, inflation remains largely subdued, but tight labor markets and moderate global demand have investors on the lookout for its potential reappearance. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to even slower global growth. While there has been progress on this front — NAFTA has been replaced with a new agreement between the U.S., Mexico, and Canada; the free trade pact with Korea has been updated; and a negotiating framework with the European Union has been agreed upon — tensions over trade with China remain quite high.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

December 14, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	35.1%
Mortgage-Backed Securities	23.1%
U.S. Treasury Securities	21.7%
Commercial Mortgage-Backed Securities	8.3%
Collateralized Debt Obligations	5.7%
High Yield Corporates	4.7%
Asset-Backed Securities	2.4%
Municipal Bonds	1.2%
Emerging Markets Bonds	1.1%
U.S. Government Agencies	0.9%
Non-U.S. Government Bonds	0.1%
Residential Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	10.7%
AA	5.0%
A	14.1%
BBB	21.7%
BB	4.5%
B	0.7%
CCC (o)	0.0%
CC (o)	0.0%
C (o)	0.0%
D	0.1%
U.S. Government	19.2%
Federal Agencies	24.0%
Not Rated	4.3%
Cash & Cash Equivalents	(1.8)%
Other	(2.5)%

Portfolio facts (i)
Average Duration (d)	5.8
Average Effective Maturity (m)	9.2 yrs.

2

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of October 31, 2018.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2018 through October 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2018 through October 31, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Expenses Paid During Period (p) 5/01/18-10/31/18
A	Actual	0.71%	$1,000.00	$994.39	$3.57
	Hypothetical (h)	0.71%	$1,000.00	$1,021.63	$3.62
B	Actual	1.46%	$1,000.00	$990.70	$7.33
	Hypothetical (h)	1.46%	$1,000.00	$1,017.85	$7.43
C	Actual	1.56%	$1,000.00	$990.20	$7.83
	Hypothetical (h)	1.56%	$1,000.00	$1,017.34	$7.93
I	Actual	0.56%	$1,000.00	$994.18	$2.81
	Hypothetical (h)	0.56%	$1,000.00	$1,022.38	$2.85
R1	Actual	1.56%	$1,000.00	$990.21	$7.83
	Hypothetical (h)	1.56%	$1,000.00	$1,017.34	$7.93
R2	Actual	1.06%	$1,000.00	$992.65	$5.32
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
R3	Actual	0.81%	$1,000.00	$993.90	$4.07
	Hypothetical (h)	0.81%	$1,000.00	$1,021.12	$4.13
R4	Actual	0.56%	$1,000.00	$995.15	$2.82
	Hypothetical (h)	0.56%	$1,000.00	$1,022.38	$2.85
R6	Actual	0.45%	$1,000.00	$995.68	$2.26
	Hypothetical (h)	0.45%	$1,000.00	$1,022.94	$2.29
529A	Actual	0.73%	$1,000.00	$994.26	$3.67
	Hypothetical (h)	0.73%	$1,000.00	$1,021.53	$3.72
529B	Actual	1.61%	$1,000.00	$989.96	$8.08
	Hypothetical (h)	1.61%	$1,000.00	$1,017.09	$8.19
529C	Actual	1.61%	$1,000.00	$989.96	$8.08
	Hypothetical (h)	1.61%	$1,000.00	$1,017.09	$8.19

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.68%, $3.42, and $3.47 for Class A, 1.43%, $7.18,

5

Expense Table – continued

and $7.27 for Class B, 1.53%, $7.68, and $7.78 for Class C, 0.53%, $2.66, and $2.70 for Class I, 1.53%, $7.68, and $7.78 for Class R1, 1.03%, $5.17, and $5.24 for Class R2, 0.78%, $3.92, and $3.97 for Class R3, 0.53%, $2.67, and $2.70 for Class R4, 0.42%, $2.11, and $2.14 for Class R6, 0.70%, $3.52, and $3.57 for Class 529A, 1.58%, $7.92, and $8.03 for Class 529B, and 1.58%, $7.92, and $8.03 for Class 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.

6

PORTFOLIO OF INVESTMENTS

10/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 101.1%
Issuer	Shares/Par	Value ($)
Aerospace - 0.2%
TransDigm, Inc., 6.5%, 7/15/2024	$10,772,000	$10,888,768

Asset-Backed & Securitized - 16.4%
AIMCO Properties CLO LP, 2015-AA, “BR”, FLR, 3.736% (LIBOR - 3mo. + 1.3%), 1/15/2028 (z)	$16,000,000	$15,930,624
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 3.753% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	14,107,464	14,092,665
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.695% (LIBOR - 3mo. + 1.25%), 10/18/2027 (z)	8,340,000	8,258,001
ALM V Ltd., 2012-5A, “BR3”, FLR, 4.095% (LIBOR - 3mo. + 1.7%), 10/18/2027 (z)	3,070,000	3,048,660
Arbor Realty CLO Ltd., 2018-A, “FL-1”, FLR, 3.43% (LIBOR -1mo. + 1.15%), 6/15/2028 (z)	18,855,000	18,878,899
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	303,030	302,883
Atrium XII Corp., 2012-A, “B1R”, FLR, 3.819% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	15,670,000	15,556,690
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.719% (LIBOR - 3mo.+ 1.25%), 1/20/2028 (n)	23,804,982	23,512,252
Babson CLO Ltd., 2014-IIA, “CR”, FLR, 4.649% (LIBOR - 3mo. + 2.2%), 10/17/2026 (n)	7,130,000	7,144,823
Ballyrock Ltd., CLO, FLR, 3.502% (LIBOR - 3mo. + 1.18%), 5/20/2025 (z)	434,640	434,555
Bancorp Commercial Mortgage Trust 2018-CRE4, “B”, FLR, 3.53% (LIBOR - 1mo. + 1.25%), 9/15/2035 (z)	5,220,000	5,213,031
Bancorp Commercial Mortgage Trust 2018-CRE4, “D”, FLR, 4.38% (LIBOR - 1mo. + 2.1%), 9/15/2035 (z)	3,770,000	3,770,588
Bancorp Commercial Mortgage Trust, 2018-CR3, “A”, FLR, 3.13% (LIBOR - 1mo. + 0.85%), 1/15/2033 (z)	13,934,734	13,934,735
Bancorp Commercial Mortgage Trust, 2018-CR3, “AS”, FLR, 3.53% (LIBOR - 1mo. + 1.25%), 1/15/2033 (z)	8,360,841	8,360,839
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.979% (LIBOR - 1mo. + 2.7%), 1/15/2033 (z)	3,967,693	3,987,641
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.38% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	5,805,000	5,801,885
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	3,798,834	380
Bayview Commercial Asset Trust, FLR, 2.591% (LIBOR - 1mo. + 0.31%), 8/25/2035 (z)	204,582	194,496
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	305,330	309,687

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.894% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	$1,611,641	$1,511,302
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (z)	20,917,750	20,845,850
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	3,865,493	3,854,633
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (z)	12,258,531	12,095,264
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (z)	14,170,000	14,108,067
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,428,727
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	10,749,468
Citigroup Commercial Mortgage Trust, 2017-C4, 3.471%, 10/12/2050	16,593,789	15,889,593
Commercial Mortgage Asset Trust, 1.242%, 1/17/2032 (i)(z)	28,747	9
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	9,743,000	9,425,631
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	14,087,504	14,116,026
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,290,705
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	9,873,732
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	4,772,830
Commercial Mortgage Trust, 2016-COR1, “A4”, 3.091%, 10/10/2049	19,844,365	18,608,664
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	17,818,591	17,206,002
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	25,653,107
Countrywide Asset-Backed Certificates, 4.578%, 2/25/2033	96,321	92,830
Credit-Based Asset Servicing & Securitization LLC, 3.602%, 1/25/2037 (q)	1,409,476	687,991
Credit-Based Asset Servicing & Securitization LLC, 3.843%, 3/25/2037 (q)	1,531,602	899,329
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,608,679
Cutwater Ltd., 2014-1A, “BR”, FLR, 4.836% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	5,280,000	5,258,864
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.236% (LIBOR - 3mo. + 1.8%), 1/15/2029 (z)	27,695,000	27,695,000

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	$7,678,000	$7,661,504
Exantas Capital Corp CLO Ltd., 2018-RS06, “B”, FLR, 3.44% (LIBOR - 1mo. + 1.15%), 6/15/2035 (z)	5,150,000	5,166,350
Falcon Franchise Loan LLC, 7.924%, 1/05/2023 (i)(z)	7,246	284
Flatiron CLO Ltd., 2013-1A, “A1R”, FLR, 3.609% (LIBOR - 3mo. + 1.16%), 1/17/2026 (n)	6,537,463	6,539,614
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 3.836% (LIBOR - 3mo. + 1.4%), 4/15/2027 (n)	18,297,137	18,286,014
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 4.336% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	4,000,000	3,997,554
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	5,379,000	5,360,320
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	13,841,000	13,741,183
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	411,649	416,372
GMF Floorplan Owner Revolving Trust, 2017-1, “A2”, FLR, 2.85% (LIBOR - 1mo. + 0.57%), 1/18/2022 (n)	28,421,000	28,519,041
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (z)	8,001,000	7,864,539
Granite Point Mortgage Trust Inc., FLR, 3.182% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	11,360,000	11,360,000
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	11,153,760
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	29,467,329	28,251,224
GS Mortgage Securities Trust, 2017-GS7, “A4”, 3.43%, 8/10/2050	31,130,000	29,653,187
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.145% (LIBOR - 3mo. + 1.7%), 7/18/2031 (z)	15,920,000	15,919,777
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 3.729% (LIBOR - 1mo. + 1.45%), 8/15/2028 (z)	1,933,000	1,936,023
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 3.93% (LIBOR - 1mo. + 1.65%), 8/15/2028 (z)	3,975,500	3,990,414
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 4.629% (LIBOR - 1mo. + 2.35%), 8/15/2028 (z)	1,312,500	1,321,480
IMPAC CMB Trust, FLR, 3.021% (LIBOR - 1mo. + 0.74%), 11/25/2034	59,101	59,022
IMPAC CMB Trust, FLR, 3.201% (LIBOR - 1mo. + 0.92%), 11/25/2034	29,550	28,744
IMPAC Secured Assets Corp., FLR, 2.631% (LIBOR - 1mo. + 0.35%), 5/25/2036	291,927	288,870
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	13,025,174	12,818,929

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	$23,872,958	$23,148,598
JPMBB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	10,967,866
JPMorgan Chase Commercial Mortgage Securities Corp., 5.965%, 7/15/2042 (n)(q)	986,120	672,465
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	12,800,212	12,250,590
Lehman Brothers Commercial Conduit Mortgage Trust, 1.614%, 10/15/2035 (i)	56,880	1
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.779% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	21,675,000	21,735,985
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.83% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	5,705,000	5,758,573
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.336% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	19,665,011	19,626,546
Merrill Lynch Mortgage Investors, Inc., 4.194%, 2/25/2037 (q)	1,999,654	417,133
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	7,868,572
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	26,134,745	25,196,040
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023 (z)	7,285,000	7,226,574
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 5.019% (LIBOR - 3mo. + 2.55%), 10/20/2026 (n)	2,795,000	2,796,856
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.786% (LIBOR - 3mo. + 1.35%), 7/15/2027 (z)	13,240,000	13,153,887
Ownit Mortgage Loan Asset-Backed Certificates, 3.387%, 10/25/2035 (q)	629,151	391,309
Parallel Ltd., 2015-1A, “C1R”, FLR, 4.219% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,700,000	3,699,116
Parallel Ltd., 2015-1A, “C2R”, FLR, 4.219% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,990,000	3,989,046
Preferred Term Securities XIX Ltd., CDO, FLR, 2.684% (LIBOR - 3mo. + 0.35%), 12/22/2035 (z)	5,130,559	4,861,204
Race Point CLO Ltd., 2013-8A, “AR”, FLR, 3.662% (LIBOR - 3mo. + 1.34%), 2/20/2030 (n)	11,190,527	11,227,556
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	1,700,346	1,646,911
Shelter Growth CRE, 2018-FL1, “B”, FLR, 3.779% (LIBOR - 1mo. + 1.5%), 1/15/2035 (z)	8,920,294	8,925,859
Thornburg Mortgage Securities Trust, FLR, 2.961% (LIBOR - 1mo. + 0.68%), 4/25/2043	6,057	6,061

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
TICP CLO Ltd., 2018-IA, “A2”, FLR, 4.008% (LIBOR - 3mo. + 1.5%), 4/26/2028 (z)	$16,262,022	$16,253,387
UBS Commercial Mortgage Trust 2017-C7, “A4”, 3.679%, 12/15/2050	25,000,000	24,254,690
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	15,151,094
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	24,407,182
West CLO Ltd., 2014-1A, “A2R”, FLR, 3.795% (LIBOR - 3mo. + 1.35%), 7/18/2026 (n)	16,679,192	16,576,432
West CLO Ltd., 2014-1A, “CR”, FLR, 5.445% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	3,420,000	3,417,868

		$879,367,243
Automotive - 0.6%
General Motors Co., 4.875%, 10/02/2023	$5,739,000	$5,808,698
General Motors Co., 5.2%, 4/01/2045	4,792,000	4,149,181
General Motors Financial Co., Inc., 3.45%, 4/10/2022	8,435,000	8,211,090
General Motors Financial Co., Inc., 4.35%, 4/09/2025	7,992,000	7,692,569
General Motors Financial Co., Inc., 4%, 10/06/2026	6,951,000	6,356,257

		$32,217,795
Broadcasting - 0.4%
Netflix, Inc., 4.875%, 4/15/2028 (n)	$20,000,000	$18,350,000
Time Warner, Inc., 3.8%, 2/15/2027	5,558,000	5,207,801

		$23,557,801
Brokerage & Asset Managers - 2.0%
Charles Schwab Corp., 3.2%, 3/02/2027	$17,641,000	$16,630,641
Charles Schwab Corp., 3.2%, 1/25/2028	10,052,000	9,414,187
E*TRADE Financial Corp., 2.95%, 8/24/2022	3,919,000	3,776,949
E*TRADE Financial Corp., 3.8%, 8/24/2027	19,238,000	17,983,382
E*TRADE Financial Corp., 4.5%, 6/20/2028	8,585,000	8,437,037
Intercontinental Exchange, Inc., 3.1%, 9/15/2027	15,960,000	14,852,009
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	8,614,000	8,439,704
Raymond James Financial, Inc., 4.95%, 7/15/2046	14,019,000	13,494,744
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	5,050,000	5,182,051
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	4,376,000	4,276,349
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	5,845,000	5,501,504

		$107,988,557
Building - 1.3%
CRH America Finance, Inc., 3.95%, 4/04/2028 (z)	$18,023,000	$17,056,227
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	12,268,000	12,263,641

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	$2,718,000	$2,479,914
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	8,147,000	6,540,740
Masco Corp., 4.375%, 4/01/2026	11,111,000	10,953,669
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	5,145,000	4,939,200
Standard Industries, Inc., 6%, 10/15/2025 (n)	5,145,000	5,061,394
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	12,000,000	10,725,000

		$70,019,785
Business Services - 0.4%
Equinix, Inc., 5.375%, 5/15/2027	$3,584,000	$3,548,160
Fidelity National Information Services, Inc., 3%, 8/15/2026	14,166,000	12,879,001
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	3,630,000	3,465,246

		$19,892,407
Cable TV - 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$5,556,000	$5,611,560
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	10,680,307
Cox Communications, Inc., 3.15%, 8/15/2024 (n)	14,525,000	13,727,750
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	11,390,000	11,133,725
Time Warner Cable, Inc., 4.5%, 9/15/2042	10,161,000	8,167,213
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	5,694,361
Videotron Ltd., 5%, 7/15/2022	9,853,000	9,840,684
Videotron Ltd., 5.125%, 4/15/2027 (n)	8,000,000	7,580,000

		$72,435,600
Chemicals - 0.2%
Sasol Financing USA LLC, 6.5%, 9/27/2028	$10,042,000	$10,163,336

Computer Software - 0.7%
Microsoft Corp., 2%, 8/08/2023	$14,694,000	$13,768,866
Microsoft Corp., 3.125%, 11/03/2025	14,939,000	14,462,773
Microsoft Corp., 4.1%, 2/06/2037	10,394,000	10,414,853

		$38,646,492
Computer Software - Systems - 0.6%
Apple, Inc., 3.35%, 2/09/2027	$10,772,000	$10,375,105
Apple, Inc., 2.9%, 9/12/2027	14,444,000	13,378,350
Apple, Inc., 4.375%, 5/13/2045	6,657,000	6,631,603

		$30,385,058

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - 0.9%
Johnson Controls International PLC, 5.7%, 3/01/2041	$3,439,000	$3,538,410
United Technologies Corp., 4.45%, 11/16/2038	8,248,000	7,980,488
United Technologies Corp., 4.05%, 5/04/2047	13,687,000	11,984,492
Wabtec Corp., 4.7%, 9/15/2028	20,520,000	19,837,482
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	8,019,000	7,831,516

		$51,172,388
Consumer Products - 0.9%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$12,239,000	$12,170,293
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	38,107,000	35,780,984

		$47,951,277
Consumer Services - 0.7%
Priceline Group, Inc., 2.75%, 3/15/2023	$3,459,000	$3,305,081
Priceline Group, Inc., 3.65%, 3/15/2025	22,057,000	21,416,249
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	5,237,000	3,473,899
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	15,190,000	8,238,056
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	5,237,000	2,468,704

		$38,901,989
Containers - 0.4%
Berry Global Group, Inc., 5.125%, 7/15/2023	$10,515,000	$10,462,425
Sealed Air Corp., 5.125%, 12/01/2024 (n)	9,876,000	9,604,410

		$20,066,835
Electronics - 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$15,227,000	$13,982,030

Emerging Market Quasi-Sovereign - 0.5%
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	$29,692,000	$28,643,191

Emerging Market Sovereign - 0.2%
Republic of South Africa, 4.85%, 9/27/2027	$13,595,000	$12,286,481

Energy - Independent - 0.2%
Diamondback Energy, Inc., 4.75%, 11/01/2024 (n)	$13,503,000	$13,131,667

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Integrated - 0.5%
Eni S.p.A., 4%, 9/12/2023 (n)	$14,045,000	$13,746,124
Shell International Finance B.V., 4%, 5/10/2046	7,702,000	7,108,982
Shell International Finance B.V., 3.75%, 9/12/2046	5,018,000	4,459,348

		$25,314,454
Entertainment - 0.2%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$12,910,000	$12,199,950

Food & Beverages - 1.7%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$14,961,000	$14,667,166
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/01/2046	21,605,000	20,351,749
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	7,736,000	7,743,344
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	5,084,000	4,992,724
Conagra Brands, Inc., 4.6%, 11/01/2025	15,116,000	15,141,636
General Mills, Inc., 4%, 4/17/2025	8,996,000	8,823,619
Kraft Heinz Foods Co., 4.375%, 6/01/2046	9,786,000	8,141,977
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	11,439,000	11,437,906

		$91,300,121
Forest & Paper Products - 0.1%
Packaging Corp. of America, 3.65%, 9/15/2024	$4,483,000	$4,375,585

Gaming & Lodging - 0.4%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$6,977,000	$7,157,844
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	5,799,000	5,828,053
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	6,000,000	5,962,500

		$18,948,397
General Obligations - General Purpose - 0.3%
State of California (Build America Bonds), 7.625%, 3/01/2040	$1,250,000	$1,771,450
State of California (Build America Bonds), 7.6%, 11/01/2040	9,570,000	13,815,539

		$15,586,989
General Obligations - Schools - 0.2%
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	$6,320,000	$7,238,359
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	4,260,000	5,028,717

		$12,267,076
Healthcare Revenue - Hospitals - 0.2%
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	$8,467,000	$8,748,697

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - 0.9%
American International Group, Inc., 3.75%, 7/10/2025	$17,703,000	$16,931,398
American International Group, Inc., 3.9%, 4/01/2026	7,925,000	7,572,340
American International Group, Inc., 4.7%, 7/10/2035	5,448,000	5,134,035
American International Group, Inc., 4.5%, 7/16/2044	4,835,000	4,284,651
Lincoln National Corp., 3.8%, 3/01/2028	3,822,000	3,627,027
Principal Financial Group, Inc., 3.4%, 5/15/2025	10,529,000	10,155,057

		$47,704,508
Insurance - Health - 0.9%
Centene Corp., 5.375%, 6/01/2026 (n)	$9,885,000	$10,033,275
Halfmoon Parent, Inc., 3.75%, 7/15/2023 (z)	23,175,000	22,973,052
UnitedHealth Group, Inc., 2.375%, 10/15/2022	18,854,000	18,045,091

		$51,051,418
Insurance - Property & Casualty - 0.9%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$12,789,791
Ambac Assurance Corp., 5.1%, 6/07/2020 (z)	13,854	18,772
Ambac LSNI, LLC, FLR, 7.396% (LIBOR - 3mo. + 5%), 2/12/2023 (z)	60,859	61,544
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	11,271,000	10,868,584
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	22,209,000	19,980,894
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	2,719,000	2,567,018

		$46,286,603
International Market Quasi-Sovereign - 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (z)	$6,911,000	$6,443,749

Machinery & Tools - 0.2%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$3,109,000	$3,076,588
CNH Industrial Capital LLC, 3.85%, 11/15/2027	7,639,000	7,057,089

		$10,133,677
Major Banks - 8.3%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$13,800,000	$13,734,588
Bank of America Corp., 3.3%, 1/11/2023	13,781,000	13,472,551
Bank of America Corp., 3.004%, 12/20/2023	7,493,000	7,209,758
Bank of America Corp., 4.125%, 1/22/2024	8,133,000	8,180,234
Bank of America Corp., 3.95%, 4/21/2025	4,458,000	4,323,356
Bank of America Corp., 4.45%, 3/03/2026	11,782,000	11,653,627
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	11,952,000	11,013,804
Bank of America Corp., 4.443% to 1/20/2047, FLR (LIBOR - 3mo. + 1.99%) to 1/20/2048	26,034,000	24,795,302

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	$16,050,000	$16,471,312
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	14,429,000	13,996,130
Bank of America Corp., FLR, 6.5% (LIBOR - 3mo. + 4.174%), 10/23/2049	4,793,000	5,082,737
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FLR
(LIBOR - 3mo. + 1.069%) to 2/07/2028	25,625,000	24,599,970
Barclays PLC, 4.375%, 1/12/2026	5,620,000	5,385,966
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	8,494,000	8,243,117
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,753,000	2,908,225
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	11,024,000	10,551,716
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	15,548,000	15,357,543
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	8,201,000	7,858,195
JPMorgan Chase & Co., 4.25%, 10/15/2020	2,264,000	2,299,179
JPMorgan Chase & Co., 4.5%, 1/24/2022	3,300,000	3,391,370
JPMorgan Chase & Co., 3.125%, 1/23/2025	5,071,000	4,807,738
JPMorgan Chase & Co., 2.95%, 10/01/2026	22,838,000	20,927,396
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR (LIBOR - 3mo. + 0.945%) to 1/23/2029	11,009,000	10,290,412
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR (LIBOR - 3mo. + 1.12%) to 4/23/2029	19,869,000	19,264,757
Lloyds Bank PLC, 3.75%, 1/11/2027	15,056,000	13,931,983
Morgan Stanley, 5.5%, 7/28/2021	18,554,000	19,434,269
Morgan Stanley, 4%, 7/23/2025	4,648,000	4,563,679
Morgan Stanley, 3.875%, 1/27/2026	13,472,000	13,025,399
Morgan Stanley, 3.125%, 7/27/2026	13,910,000	12,738,871
Morgan Stanley, 4.3%, 1/27/2045	2,634,000	2,423,482
Morgan Stanley, 4.375%, 1/22/2047	18,187,000	16,956,779
PNC Bank N.A., 3.1%, 10/25/2027	21,548,000	20,050,661
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	8,134,000	8,357,996
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FLR
(Swap Rate - 5yr. + 5.72%) to 12/29/2049	2,205,000	2,275,284
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FLR
(Swap Rate - 5yr. + 5.8%) to 12/29/2165	7,305,000	7,425,533
Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	13,825,000	13,369,827
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	7,081,000	6,966,296
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,148,000	9,948,092
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	13,057,000	12,850,233
Wachovia Corp., 6.605%, 10/01/2025	2,193,000	2,429,805
Wells Fargo & Co., 3.069%, 1/24/2023	16,413,000	15,902,921

		$448,470,093

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - 1.3%
Catholic Health Initiatives, 2.95%, 11/01/2022	$9,078,000	$8,729,322
CVS Health Corp., 5.125%, 7/20/2045	9,221,000	9,044,693
Hackensack Meridian Health, Inc., 4.211%, 7/01/2048	8,428,000	7,932,103
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	10,194,000	9,943,087
HCA, Inc., 5.25%, 6/15/2026	13,993,000	14,237,877
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	3,653,000	3,508,748
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	7,367,000	6,838,515
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,742,907
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	8,301,247

		$71,278,499
Medical Equipment - 0.5%
Abbott Laboratories, 3.4%, 11/30/2023	$14,564,000	$14,406,778
Abbott Laboratories, 4.9%, 11/30/2046	14,191,000	14,622,280

		$29,029,058
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	$14,324,000	$12,533,500
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	10,661,000	11,164,732
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	7,920,000	7,850,496
Glencore Funding LLC, 4%, 4/16/2025 (n)	4,966,000	4,749,482
Glencore Funding LLC, 4%, 3/27/2027 (n)	13,000,000	11,953,895
Kinross Gold Corp., 5.95%, 3/15/2024	1,435,000	1,467,288
Kinross Gold Corp., 4.5%, 7/15/2027	1,194,000	1,068,630
Steel Dynamics, Inc., 5.125%, 10/01/2021	7,688,000	7,726,440

		$58,514,463
Midstream - 2.0%
Enbridge, Inc., 4.25%, 12/01/2026	$16,730,000	$16,443,126
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	8,098,000	9,937,552
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,862,000	7,395,876
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	8,327,000	8,070,515
MPLX LP, 4.7%, 4/15/2048	10,919,000	9,589,222
Phillips 66 Partners LP, 4.68%, 2/15/2045	2,692,000	2,440,823
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	13,289,000	14,073,539
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	10,181,000	10,228,408
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,452,000	5,187,745
Tallgrass Energy LP, 4.75%, 10/01/2023 (n)	22,633,000	22,392,524

		$105,759,330
Mortgage-Backed - 23.0%
Fannie Mae, 5.5%, 11/01/2018 - 12/01/2038	$11,958,412	$12,798,278
Fannie Mae, 5.18%, 3/01/2019	435,442	435,931
Fannie Mae, 5%, 1/01/2020 - 3/01/2042	14,344,189	15,150,721

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.19%, 9/01/2020	$1,999,161	$2,027,389
Fannie Mae, 4.58%, 1/01/2021	3,678,320	3,733,639
Fannie Mae, 2.41%, 5/01/2023	2,470,080	2,383,468
Fannie Mae, 2.55%, 5/01/2023	1,274,459	1,236,934
Fannie Mae, 3.93%, 10/01/2023	1,205,217	1,227,305
Fannie Mae, 5.25%, 8/01/2024	874,450	917,234
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	67,830,181	70,188,660
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	108,294,100	106,062,804
Fannie Mae, 2.597%, 12/25/2026	11,638,000	10,759,680
Fannie Mae, 3.95%, 1/01/2027	650,802	662,559
Fannie Mae, 4.01%, 1/01/2029	3,851,122	3,934,980
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	115,563	127,658
Fannie Mae, 3%, 12/01/2031 - 12/01/2046	60,360,251	57,401,879
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	4,393,034	4,788,356
Fannie Mae, 4%, 9/01/2040 - 6/01/2045	136,894,509	137,868,042
Fannie Mae, TBA, 2.5%, 11/01/2029	11,900,000	11,389,583
Fannie Mae, TBA, 3%, 11/01/2033	37,600,000	36,897,997
Freddie Mac, 2.13%, 1/25/2019	10,369,184	10,342,870
Freddie Mac, 5%, 6/01/2019 - 7/01/2041	7,477,280	7,922,856
Freddie Mac, 5.5%, 6/01/2019 - 1/01/2038	2,820,397	3,026,326
Freddie Mac, 2.456%, 8/25/2019	5,930,257	5,908,114
Freddie Mac, 1.869%, 11/25/2019	6,618,263	6,550,123
Freddie Mac, 4.251%, 1/25/2020	4,342,703	4,388,356
Freddie Mac, 2.313%, 3/25/2020	8,159,788	8,086,243
Freddie Mac, 3.034%, 10/25/2020	8,324,390	8,300,694
Freddie Mac, 2.856%, 1/25/2021	3,765,630	3,735,585
Freddie Mac, 2.791%, 1/25/2022	7,153,871	7,043,246
Freddie Mac, 2.716%, 6/25/2022	3,677,393	3,609,372
Freddie Mac, 2.355%, 7/25/2022	10,625,468	10,312,612
Freddie Mac, 3.32%, 2/25/2023	5,070,913	5,063,813
Freddie Mac, 3.25%, 4/25/2023	7,830,787	7,795,200
Freddie Mac, 3.06%, 7/25/2023	5,298,995	5,229,056
Freddie Mac, 3.531%, 7/25/2023	2,816,666	2,832,938
Freddie Mac, 3.458%, 8/25/2023	16,280,782	16,324,942
Freddie Mac, 2.67%, 12/25/2024	4,982,063	4,776,093
Freddie Mac, 2.811%, 1/25/2025	7,744,684	7,460,666
Freddie Mac, 3.329%, 5/25/2025	9,013,328	8,923,548
Freddie Mac, 4%, 7/01/2025 - 10/01/2048	51,323,367	51,495,379
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	16,598,323	17,194,632
Freddie Mac, 2.745%, 1/25/2026	18,637,000	17,693,450
Freddie Mac, 2.673%, 3/25/2026	15,673,350	14,786,169
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,837,442
Freddie Mac, 3.224%, 3/25/2027	9,573,000	9,287,990

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.117%, 6/25/2027	$17,177,017	$16,451,687
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	1,376,299	1,503,637
Freddie Mac, 3.5%, 11/01/2037 - 9/01/2048	120,237,324	117,476,078
Freddie Mac, 3%, 1/01/2038 - 9/01/2048	70,134,155	66,620,945
Freddie Mac, TBA, 3%, 11/01/2048	14,300,000	13,523,070
Freddie Mac, TBA, 3.5%, 11/01/2048	25,450,000	24,771,997
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	2,031,287	2,164,363
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	1,928,274	2,099,403
Ginnie Mae, 4.5%, 4/15/2039 - 2/20/2042	17,724,147	18,402,592
Ginnie Mae, 4%, 10/20/2040 - 8/20/2048	33,112,209	33,395,577
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	104,922,180	103,163,871
Ginnie Mae, 3%, 11/20/2047 - 4/20/2048	69,324,724	66,328,186
Ginnie Mae, TBA, 5%, 11/01/2042	13,075,000	13,592,791
Ginnie Mae, TBA, 3%, 11/01/2048	20,200,000	19,312,699
Ginnie Mae, TBA, 4%, 11/01/2048	5,050,000	5,082,351

		$1,236,810,059
Municipals - 0.4%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$29,043,000	$24,322,932

Natural Gas - Distribution - 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,948,000	$17,669,224
KeySpan Gas East Corp., 2.742%, 8/15/2026 (z)	14,712,000	13,478,699

		$31,147,923
Network & Telecom - 0.8%
AT&T, Inc., 4.5%, 5/15/2035	$18,013,000	$16,251,360
AT&T, Inc., 5.25%, 3/01/2037	20,055,000	19,149,141
AT&T, Inc., 4.75%, 5/15/2046	7,387,000	6,378,733

		$41,779,234
Oils - 0.5%
Marathon Petroleum Corp., 3.8%, 4/01/2028 (z)	$4,605,000	$4,301,334
Marathon Petroleum Corp., 4.75%, 9/15/2044	18,425,000	16,906,425
Marathon Petroleum Corp., 5.85%, 12/15/2045	5,043,000	5,162,237

		$26,369,996
Other Banks & Diversified Financials - 1.7%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$3,408,000	$3,583,512
Capital One Financial Corp., 3.75%, 3/09/2027	14,237,000	13,176,832
Capital One Financial Corp., 3.8%, 1/31/2028	14,264,000	13,142,051
Citigroup, Inc., 4.4%, 6/10/2025	3,256,000	3,224,711
Compass Bank, 2.875%, 6/29/2022	22,375,000	21,440,728

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	$7,513,000	$7,263,304
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR (LIBOR - 3mo. + 12.98%) to 8/29/2049 (n)	13,740,000	14,737,249
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 3.703%) to 12/31/2165 (n)	15,364,000	13,789,190

		$90,357,577
Pharmaceuticals - 0.7%
Actavis Funding SCS, 3.8%, 3/15/2025	$22,785,000	$21,955,371
Elanco Animal Health, Inc., 4.272%, 8/28/2023 (z)	8,568,000	8,528,598
Elanco Animal Health, Inc., 4.9%, 8/28/2028 (n)	7,401,000	7,311,330
Gilead Sciences, Inc., 2.35%, 2/01/2020	1,062,000	1,051,534

		$38,846,833
Pollution Control - 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$7,042,000	$6,887,403

Real Estate - Apartment - 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,876,000	$2,905,364

Real Estate - Retail - 0.2%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$8,618,000	$8,569,274

Retailers - 0.3%
Best Buy Co., Inc., 5.5%, 3/15/2021	$14,246,000	$14,776,201

Telecommunications - Wireless - 0.9%
American Tower Corp., REIT, 3.55%, 7/15/2027	$23,507,000	$21,602,511
Crown Castle International Corp., 2.25%, 9/01/2021	7,361,000	7,059,621
Crown Castle International Corp., 3.2%, 9/01/2024	4,931,000	4,656,886
Crown Castle International Corp., 3.7%, 6/15/2026	3,950,000	3,730,841
Crown Castle International Corp., 4%, 3/01/2027	1,862,000	1,776,693
Crown Castle International Corp., 3.8%, 2/15/2028	4,853,000	4,517,624
SBA Tower Trust, 2.898%, 10/15/2019 (n)	7,030,000	6,990,784

		$50,334,960
Tobacco - 1.0%
BAT Capital Corp., 3.222%, 8/15/2024 (z)	$37,270,000	$35,169,027
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	15,574,000	15,393,786
Reynolds American, Inc., 8.125%, 6/23/2019	4,620,000	4,762,770

		$55,325,583

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - 0.3%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,863,000	$1,837,585
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,169,000	13,644,151
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,327,000	1,217,141

		$16,698,877
U.S. Government Agencies and Equivalents - 0.9%
Small Business Administration, 6.35%, 4/01/2021	$697	$712
Small Business Administration, 6.34%, 5/01/2021	1,373	1,395
Small Business Administration, 6.44%, 6/01/2021	1,964	2,007
Small Business Administration, 5.34%, 11/01/2021	14,602	14,774
Small Business Administration, 6.07%, 3/01/2022	8,063	8,257
Small Business Administration, 4.35%, 7/01/2023	87,538	88,842
Small Business Administration, 4.98%, 11/01/2023	115,778	118,511
Small Business Administration, 4.89%, 12/01/2023	126,462	129,027
Small Business Administration, 4.93%, 1/01/2024	147,709	150,924
Small Business Administration, 4.34%, 3/01/2024	196,021	197,949
Small Business Administration, 5.18%, 5/01/2024	150,331	152,908
Small Business Administration, 5.52%, 6/01/2024	162,789	167,130
Small Business Administration, 5.19%, 7/01/2024	180,302	183,674
Small Business Administration, 4.86%, 10/01/2024	101,122	102,878
Small Business Administration, 4.57%, 6/01/2025	347,308	351,137
Small Business Administration, 4.76%, 9/01/2025	947,919	963,291
Small Business Administration, 5.39%, 12/01/2025	83,824	86,009
Small Business Administration, 5.35%, 2/01/2026	491,314	503,573
Small Business Administration, 3.25%, 11/01/2030	1,760,105	1,755,825
Small Business Administration, 2.85%, 9/01/2031	2,924,452	2,857,302
Small Business Administration, 2.37%, 8/01/2032	2,109,059	2,011,587
Small Business Administration, 2.13%, 1/01/2033	3,268,759	3,076,626
Small Business Administration, 2.21%, 2/01/2033	904,951	854,691
Small Business Administration, 2.22%, 3/01/2033	3,240,915	3,059,979
Small Business Administration, 2.08%, 4/01/2033	5,189,253	4,857,188
Small Business Administration, 2.45%, 6/01/2033	6,732,476	6,491,501
Small Business Administration, 3.15%, 7/01/2033	8,537,493	8,471,504
Small Business Administration, 3.16%, 8/01/2033	8,105,474	8,048,402
Small Business Administration, 3.62%, 9/01/2033	4,438,594	4,460,543

		$49,168,146
U.S. Treasury Obligations - 19.1%
U.S. Treasury Bonds, 4.5%, 2/15/2036	$9,176,000	$10,684,663
U.S. Treasury Bonds, 5%, 5/15/2037	2,338,000	2,899,485
U.S. Treasury Bonds, 4.375%, 2/15/2038	3,136,000	3,621,345
U.S. Treasury Bonds, 3.5%, 2/15/2039	37,732,000	38,751,943
U.S. Treasury Bonds, 4.5%, 8/15/2039	82,205,100	96,552,459

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 2.875%, 5/15/2043	$87,127,000	$79,486,371
U.S. Treasury Bonds, 2.5%, 2/15/2045	29,323,000	24,714,936
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	25,009,762
U.S. Treasury Bonds, 3%, 2/15/2048	32,903,200	30,426,463
U.S. Treasury Notes, 2.75%, 2/15/2019	62,952,900	63,020,664
U.S. Treasury Notes, 1%, 6/30/2019	62,935,000	62,285,983
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	81,292,000	80,777,575
U.S. Treasury Notes, 1.625%, 11/30/2020	250,537,000	244,156,136
U.S. Treasury Notes, 1.75%, 11/30/2021	165,691,000	159,904,759
U.S. Treasury Notes, 1.75%, 9/30/2022	41,109,000	39,259,095
U.S. Treasury Notes, 2.75%, 5/31/2023	66,210,500	65,576,845

		$1,027,128,484
Universities - Colleges - 0.1%
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	$2,920,000	$2,829,538

Utilities - Electric Power - 2.4%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$9,008,000	$8,510,365
AEP Transmission Co. LLC, 4%, 12/01/2046	7,883,000	7,278,293
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	7,489,000	7,918,912
Dominion Resources, Inc., 3.625%, 12/01/2024	15,261,000	14,955,780
Dominion Resources, Inc., 3.9%, 10/01/2025	2,892,000	2,821,168
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	27,962,000	24,278,157
Enel Finance International N.V., 3.5%, 4/06/2028 (z)	30,206,000	25,383,444
Exelon Corp., 3.497%, 6/01/2022	2,252,000	2,196,248
Firstenergy Corp., 4.85%, 7/15/2047	17,208,000	16,756,757
PPL Capital Funding, Inc., 5%, 3/15/2044	3,924,000	3,948,976
PPL Corp., 3.5%, 12/01/2022	3,299,000	3,256,647
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	10,545,000	10,869,586

		$128,174,333
Total Bonds (Identified Cost, $5,634,748,978)		$5,437,544,084

Investment Companies (h) - 1.1%
Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 2.21% (v) (Identified Cost, $56,137,958)	56,143,572	$56,137,958

22

Portfolio of Investments (unaudited) – continued

Purchased Options - 0.0%
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
U.S. Treasury Obligations - 0.0%
U.S. Treasury Note 10 yr Futures - November 2018 @ $118 (Premiums Paid, $392,641)	Put	Merrill Lynch International	$244,099,688	2,061	$322,031

Other Assets, Less Liabilities - (2.2)%					(117,341,293)
Net Assets - 100.0%					$5,376,662,780

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $56,137,958 and $5,437,866,115, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $730,648,824, representing 13.6% of net assets.

(q)	Interest received was less than stated coupon rate.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AIMCO Properties CLO LP, 2015-AA, “BR”, FLR, 3.736% (LIBOR - 3mo. + 1.3%), 1/15/2028	12/12/17	$16,000,000	$15,930,624
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.695% (LIBOR - 3mo. + 1.25%), 10/18/2027	10/04/17	8,340,000	8,258,001
ALM V Ltd., 2012-5A, “BR3”, FLR, 4.095% (LIBOR - 3mo. + 1.7%), 10/18/2027	10/04/17	3,070,000	3,048,660
Ambac Assurance Corp., 5.1%, 6/07/2020	2/14/18	7,019	18,772
Ambac LSNI, LLC, FLR, 7.396% (LIBOR - 3mo. + 5%), 2/12/2023	2/14/18	15,052	61,544
Arbor Realty CLO Ltd., 2018-A, “FL-1”, FLR, 3.43% (LIBOR - 1mo. + 1.15%), 6/15/2028	5/23/18	18,855,000	18,878,899
Ballyrock Ltd., CLO, FLR, 3.502% (LIBOR - 3mo. + 1.18%), 5/20/2025	5/10/16	432,056	434,555

23

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Bancorp Commercial Mortgage Trust 2018-CRE4, “B”, FLR, 3.53% (LIBOR - 1mo. + 1.25%), 9/15/2035	9/17/18	$5,220,000	$5,213,031
Bancorp Commercial Mortgage Trust 2018-CRE4, “D”, FLR, 4.38% (LIBOR - 1mo. + 2.1%), 9/15/2035	9/17/18	3,770,000	3,770,588
Bancorp Commercial Mortgage Trust, 2018-CR3, “A”, FLR, 3.13% (LIBOR - 1mo. + 0.85%), 1/15/2033	3/13/18	13,934,734	13,934,735
Bancorp Commercial Mortgage Trust, 2018-CR3, “AS”, FLR, 3.53% (LIBOR - 1mo. + 1.25%), 1/15/2033	3/13/18	8,360,841	8,360,839
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 4.979% (LIBOR - 1mo. + 2.7%), 1/15/2033	3/13/18-9/06/18	3,982,795	3,987,641
BAT Capital Corp., 3.222%, 8/15/2024	8/08/17-8/09/17	37,309,169	35,169,027
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	505	380
Bayview Commercial Asset Trust, FLR, 2.591% (LIBOR - 1mo. + 0.31%), 8/25/2035	6/09/05	204,582	194,496
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.894% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	1,611,641	1,511,302
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033	2/21/18	20,917,396	20,845,850
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029	10/24/17	12,257,733	12,095,264
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030	4/11/18	14,169,569	14,108,067
Commercial Mortgage Asset Trust, 1.242%, 1/17/2032	8/25/03-4/09/12	0	9
CRH America Finance, Inc., 3.95%, 4/04/2028	3/27/18	17,915,020	17,056,227
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.236% (LIBOR - 3mo. + 1.8%), 1/15/2029	10/15/18	27,695,000	27,695,000
Elanco Animal Health, Inc., 4.272%, 8/28/2023	8/14/18	8,568,000	8,528,598
Electricite de France S.A., 4.875%, 9/21/2038	9/19/18	6,709,111	6,443,749
Enel Finance International N.V., 3.5%, 4/06/2028	10/03/17	29,864,046	25,383,444
Exantas Capital Corp CLO Ltd., 2018-RS06, “B”, FLR, 3.44% (LIBOR - 1mo. + 1.15%), 6/15/2035	6/07/18	5,150,000	5,166,350
Falcon Franchise Loan LLC, 7.924%, 1/05/2023	1/18/02	0	284
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022	8/15/17	7,999,556	7,864,539
Halfmoon Parent, Inc., 3.75%, 7/15/2023	9/6/18-9/07/18	23,165,942	22,973,052
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.145% (LIBOR - 3mo. + 1.7%), 7/18/2031	5/17/18	15,920,000	15,919,777

24

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 3.729% (LIBOR - 1mo. + 1.45%), 8/15/2028	8/03/18	$1,933,000	$1,936,023
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 3.93% (LIBOR - 1mo. + 1.65%), 8/15/2028	8/03/18	3,975,500	3,990,414
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 4.629% (LIBOR - 1mo. + 2.35%), 8/15/2028	8/03/18	1,312,500	1,321,480
KeySpan Gas East Corp., 2.742%, 8/15/2026	8/02/16	14,712,000	13,478,699
Marathon Petroleum Corp., 3.8%, 4/01/2028	12/14/17	4,598,703	4,301,334
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023	3/06/18	7,284,238	7,226,574
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 3.786% (LIBOR - 3mo. + 1.35%), 7/15/2027	10/27/17	13,240,000	13,153,887
Preferred Term Securities XIX Ltd., CDO, FLR, 2.684% (LIBOR - 3mo. + 0.35%), 12/22/2035	9/08/05-3/28/11	5,088,527	4,861,204
Shelter Growth CRE, 2018-FL1, “B”, FLR, 3.779% (LIBOR - 1mo. + 1.5%), 1/15/2035	7/20/18	8,920,294	8,925,859
TICP CLO Ltd., 2018-IA, “A2”, FLR, 4.008% (LIBOR - 3mo. + 1.5%), 4/26/2028	4/17/18	16,262,022	16,253,387
Total Restricted Securities			$378,302,165
% of Net assets			7.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Derivative Contracts at 10/31/18

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	225	$31,078,125	December - 2018	$132,766
U.S. Treasury Note Ultra 10 yr	Short	USD	2,091	261,603,703	December - 2018	5,490,084

						$5,622,850

25

Portfolio of Investments (unaudited) – continued

Futures Contracts - continued

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,139	$450,593,719	December - 2018	$(1,275,554)
U.S. Treasury Ultra Bond 30 yr	Long	USD	200	29,843,750	December - 2018	(1,934,261)

						$(3,209,815)

At October 31, 2018, the fund had liquid securities with an aggregate value of $2,475,000 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

26

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $5,635,141,619)	$5,437,866,115
Investments in affiliated issuers, at value (identified cost, $56,137,958)	56,137,958
Cash	204,539
Receivables for
Daily variation margin on open futures contracts	651,069
Investments sold	11,564,249
TBA sale commitments	13,064,780
Fund shares sold	8,807,263
Interest and dividends	36,988,739
Receivable from investment adviser	21,528
Total assets	$5,565,306,240
Liabilities
Payables for
Distributions	$1,949,265
Investments purchased	28,020,129
TBA purchase commitments	137,970,521
Fund shares reacquired	11,591,712
Payable to affiliates
Shareholder servicing costs	1,580,834
Distribution and service fees	22,365
Program manager fee	32
Payable for independent Trustees’ compensation	12
Accrued expenses and other liabilities	261,222
Total liabilities	$181,396,092
Net assets	$5,383,910,148
Net assets consist of
Paid-in capital	$5,658,237,642
Total distributable earnings (loss)	(274,327,494)
Net assets	$5,383,910,148
Shares of beneficial interest outstanding	528,132,594

27

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,782,545,093	174,888,418	$10.19
Class B	14,959,919	1,465,574	10.21
Class C	89,522,792	8,772,155	10.21
Class I	1,151,200,973	112,919,163	10.19
Class R1	1,389,949	136,167	10.21
Class R2	39,116,469	3,838,960	10.19
Class R3	63,240,922	6,204,848	10.19
Class R4	102,327,467	10,036,184	10.20
Class R6	2,127,770,618	208,709,289	10.19
Class 529A	8,616,171	846,352	10.18
Class 529B	229,547	22,488	10.21
Class 529C	2,990,228	292,996	10.21

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $10.64 [100 / 95.75 x $10.19] and $10.63 [100 / 95.75 x $10.18], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

28

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$92,672,600
Dividends from affiliated issuers	956,139
Total investment income	$93,628,739
Expenses
Management fee	$12,125,348
Distribution and service fees	3,034,516
Shareholder servicing costs	1,956,543
Program manager fees	3,067
Administrative services fee	307,815
Independent Trustees’ compensation	40,586
Custodian fee	116,438
Shareholder communications	196,003
Audit and tax fees	38,859
Legal fees	24,248
Miscellaneous	198,210
Total expenses	$18,041,633
Fees paid indirectly	(10,041)
Reduction of expenses by investment adviser and distributor	(1,782,901)
Net expenses	$16,248,691
Net investment income (loss)	$77,380,048
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(19,654,667)
Affiliated issuers	8,063
Futures contracts	(1,482,427)
Net realized gain (loss)	$(21,129,031)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(87,145,035)
Affiliated issuers	(3,102)
Futures contracts	3,192,897
Net unrealized gain (loss)	$(83,955,240)
Net realized and unrealized gain (loss)	$(105,084,271)
Change in net assets from operations	$(27,704,223)

See Notes to Financial Statements

29

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 10/31/18	Year ended 4/30/18
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$77,380,048	$126,750,936
Net realized gain (loss)	(21,129,031)	10,041,753
Net unrealized gain (loss)	(83,955,240)	(148,490,813)
Change in net assets from operations	$(27,704,223)	$(11,698,124)
Total distributions declared to shareholders (a)	$(78,065,291)	$(131,036,423)
Change in net assets from fund share transactions	$104,513,307	$710,732,013
Total change in net assets	$(1,256,207)	$567,997,466
Net assets
At beginning of period	5,385,166,355	4,817,168,889
At end of period (b)	$5,383,910,148	$5,385,166,355

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended April 30, 2018, distributions from net investment income were $131,036,423.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended April 30, 2018, end of period net assets included undistributed net investment income of $4,139,158.

See Notes to Financial Statements

30

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/18		Year ended
Class A			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$10.39		$10.67	$10.79	$10.96	$10.89	$11.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.25	$0.27	$0.28	$0.27	$0.30
Net realized and unrealized gain (loss)	(0.20)		(0.27)	(0.10)	(0.10)	0.15	(0.21)
Total from investment operations	$(0.06)		$(0.02)	$0.17	$0.18	$0.42	$0.09
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.26)	$(0.29)	$(0.31)	$(0.31)	$(0.33)
From net realized gain	—		—	—	(0.04)	(0.04)	(0.00	)(w)
Total distributions declared to shareholders	$(0.14)		$(0.26)	$(0.29)	$(0.35)	$(0.35)	$(0.33)
Net asset value, end of period (x)	$10.19		$10.39	$10.67	$10.79	$10.96	$10.89
Total return (%) (r)(s)(t)(x)	(0.57	)(n)	(0.22)	1.63	1.76	3.89	0.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.88	0.90	0.89	0.89	0.90
Expenses after expense reductions (f)	0.71	(a)	0.74	0.74	0.74	0.77	0.79
Net investment income (loss)	2.72	(a)	2.36	2.49	2.63	2.46	2.74
Portfolio turnover	31	(n)	27	40	53	72	52
Net assets at end of period (000 omitted)	$1,782,545		$1,761,171	$1,706,798	$1,829,002	$1,495,612	$1,153,059
See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class B			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$10.41		$10.68	$10.80	$10.97	$10.90	$11.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.17	$0.19	$0.20	$0.19	$0.22
Net realized and unrealized gain (loss)	(0.20)		(0.26)	(0.10)	(0.10)	0.14	(0.22)
Total from investment operations	$(0.10)		$(0.09)	$0.09	$0.10	$0.33	$—
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.18)	$(0.21)	$(0.23)	$(0.22)	$(0.25)
From net realized gain	—		—	—	(0.04)	(0.04)	(0.00	)(w)
Total distributions declared to shareholders	$(0.10)		$(0.18)	$(0.21)	$(0.27)	$(0.26)	$(0.25)
Net asset value, end of period (x)	$10.21		$10.41	$10.68	$10.80	$10.97	$10.90
Total return (%) (r)(s)(t)(x)	(0.93	)(n)	(0.87)	0.87	1.01	3.12	0.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.63	1.64	1.65	1.64	1.65
Expenses after expense reductions (f)	1.46	(a)	1.49	1.49	1.49	1.52	1.54
Net investment income (loss)	1.97	(a)	1.61	1.75	1.89	1.72	2.00
Portfolio turnover	31	(n)	27	40	53	72	52
Net assets at end of period (000 omitted)	$14,960		$18,207	$24,514	$29,351	$30,730	$33,000

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class C			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$10.41		$10.68	$10.80	$10.97	$10.90	$11.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.16	$0.18	$0.19	$0.18	$0.20
Net realized and unrealized gain (loss)	(0.20)		(0.26)	(0.10)	(0.10)	0.14	(0.21)
Total from investment operations	$(0.10)		$(0.10)	$0.08	$0.09	$0.32	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.17)	$(0.20)	$(0.22)	$(0.21)	$(0.24)
From net realized gain	—		—	—	(0.04)	(0.04)	(0.00	)(w)
Total distributions declared to shareholders	$(0.10)		$(0.17)	$(0.20)	$(0.26)	$(0.25)	$(0.24)
Net asset value, end of period (x)	$10.21		$10.41	$10.68	$10.80	$10.97	$10.90
Total return (%) (r)(s)(t)(x)	(0.98	)(n)	(0.97)	0.77	0.91	3.02	(0.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.63	1.64	1.64	1.64	1.65
Expenses after expense reductions (f)	1.56	(a)	1.59	1.59	1.59	1.62	1.65
Net investment income (loss)	1.87	(a)	1.51	1.65	1.78	1.61	1.90
Portfolio turnover	31	(n)	27	40	53	72	52
Net assets at end of period (000 omitted)	$89,523		$100,768	$134,650	$150,596	$135,948	$115,495

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class I			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$10.40		$10.67	$10.79	$10.96	$10.89	$11.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.27	$0.28	$0.30	$0.29	$0.31
Net realized and unrealized gain (loss)	(0.21)		(0.26)	(0.09)	(0.10)	0.14	(0.21)
Total from investment operations	$(0.06)		$0.01	$0.19	$0.20	$0.43	$0.10
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.28)	$(0.31)	$(0.33)	$(0.32)	$(0.35)
From net realized gain	—		—	—	(0.04)	(0.04)	(0.00	)(w)
Total distributions declared to shareholders	$(0.15)		$(0.28)	$(0.31)	$(0.37)	$(0.36)	$(0.35)
Net asset value, end of period (x)	$10.19		$10.40	$10.67	$10.79	$10.96	$10.89
Total return (%) (r)(s)(t)(x)	(0.58	)(n)	0.03	1.78	1.92	4.05	0.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.63	0.65	0.64	0.64	0.65
Expenses after expense reductions (f)	0.56	(a)	0.59	0.59	0.59	0.62	0.64
Net investment income (loss)	2.86	(a)	2.51	2.62	2.78	2.60	2.89
Portfolio turnover	31	(n)	27	40	53	72	52
Net assets at end of period (000 omitted)	$1,151,201		$1,180,741	$1,256,542	$914,984	$1,274,021	$976,838

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class R1			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$10.41		$10.68	$10.81	$10.97	$10.90	$11.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.16	$0.18	$0.19	$0.18	$0.20
Net realized and unrealized gain (loss)	(0.20)		(0.26)	(0.11)	(0.09)	0.14	(0.21)
Total from investment operations	$(0.10)		$(0.10)	$0.07	$0.10	$0.32	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.17)	$(0.20)	$(0.22)	$(0.21)	$(0.24)
From net realized gain	—		—	—	(0.04)	(0.04)	(0.00	)(w)
Total distributions declared to shareholders	$(0.10)		$(0.17)	$(0.20)	$(0.26)	$(0.25)	$(0.24)
Net asset value, end of period (x)	$10.21		$10.41	$10.68	$10.81	$10.97	$10.90
Total return (%) (r)(s)(t)(x)	(0.98	)(n)	(0.97)	0.67	1.00	3.02	(0.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.63	1.64	1.64	1.64	1.65
Expenses after expense reductions (f)	1.56	(a)	1.59	1.59	1.59	1.62	1.64
Net investment income (loss)	1.87	(a)	1.50	1.66	1.78	1.60	1.89
Portfolio turnover	31	(n)	27	40	53	72	52
Net assets at end of period (000 omitted)	$1,390		$1,293	$2,466	$3,584	$4,153	$3,093

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class R2			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$10.39		$10.66	$10.78	$10.95	$10.88	$11.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.21	$0.23	$0.24	$0.23	$0.26
Net realized and unrealized gain (loss)	(0.20)		(0.26)	(0.09)	(0.09)	0.15	(0.22)
Total from investment operations	$(0.08)		$(0.05)	$0.14	$0.15	$0.38	$0.04
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.22)	$(0.26)	$(0.28)	$(0.27)	$(0.29)
From net realized gain	—		—	—	(0.04)	(0.04)	(0.00	)(w)
Total distributions declared to shareholders	$(0.12)		$(0.22)	$(0.26)	$(0.32)	$(0.31)	$(0.29)
Net asset value, end of period (x)	$10.19		$10.39	$10.66	$10.78	$10.95	$10.88
Total return (%) (r)(s)(t)(x)	(0.74	)(n)	(0.48)	1.27	1.41	3.53	0.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.13	1.15	1.14	1.14	1.15
Expenses after expense reductions (f)	1.06	(a)	1.09	1.09	1.09	1.12	1.15
Net investment income (loss)	2.37	(a)	2.01	2.15	2.29	2.12	2.40
Portfolio turnover	31	(n)	27	40	53	72	52
Net assets at end of period (000 omitted)	$39,116		$44,339	$48,893	$49,042	$49,623	$42,233

See Notes to Financial Statements

36

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class R3			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$10.39		$10.67	$10.79	$10.95	$10.88	$11.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.24	$0.26	$0.27	$0.26	$0.29
Net realized and unrealized gain (loss)	(0.20)		(0.27)	(0.10)	(0.09)	0.15	(0.22)
Total from investment operations	$(0.06)		$(0.03)	$0.16	$0.18	$0.41	$0.07
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.25)	$(0.28)	$(0.30)	$(0.30)	$(0.32)
From net realized gain	—		—	—	(0.04)	(0.04)	(0.00	)(w)
Total distributions declared to shareholders	$(0.14)		$(0.25)	$(0.28)	$(0.34)	$(0.34)	$(0.32)
Net asset value, end of period (x)	$10.19		$10.39	$10.67	$10.79	$10.95	$10.88
Total return (%) (r)(s)(t)(x)	(0.61	)(n)	(0.32)	1.52	1.76	3.79	0.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.88	0.90	0.89	0.89	0.90
Expenses after expense reductions (f)	0.81	(a)	0.84	0.84	0.84	0.87	0.89
Net investment income (loss)	2.62	(a)	2.25	2.40	2.53	2.36	2.65
Portfolio turnover	31	(n)	27	40	53	72	52
Net assets at end of period (000 omitted)	$63,241		$75,764	$90,449	$88,496	$71,742	$48,842

See Notes to Financial Statements

37

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class R4			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$10.40		$10.67	$10.79	$10.96	$10.88	$11.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.27	$0.28	$0.30	$0.28	$0.31
Net realized and unrealized gain (loss)	(0.20)		(0.26)	(0.09)	(0.10)	0.16	(0.22)
Total from investment operations	$(0.05)		$0.01	$0.19	$0.20	$0.44	$0.09
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.28)	$(0.31)	$(0.33)	$(0.32)	$(0.34)
From net realized gain	—		—	—	(0.04)	(0.04)	(0.00	)(w)
Total distributions declared to shareholders	$(0.15)		$(0.28)	$(0.31)	$(0.37)	$(0.36)	$(0.34)
Net asset value, end of period (x)	$10.20		$10.40	$10.67	$10.79	$10.96	$10.88
Total return (%) (r)(s)(t)(x)	(0.49	)(n)	0.03	1.78	1.92	4.15	0.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.63	0.65	0.64	0.64	0.65
Expenses after expense reductions (f)	0.56	(a)	0.59	0.59	0.59	0.61	0.65
Net investment income (loss)	2.87	(a)	2.50	2.64	2.79	2.59	2.90
Portfolio turnover	31	(n)	27	40	53	72	52
Net assets at end of period (000 omitted)	$102,327		$103,144	$118,494	$116,248	$150,418	$68,289

See Notes to Financial Statements

38

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class R6			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$10.39		$10.67	$10.79	$10.96	$10.89	$11.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.28	$0.30	$0.31	$0.30	$0.32
Net realized and unrealized gain (loss)	(0.20)		(0.27)	(0.10)	(0.10)	0.14	(0.22)
Total from investment operations	$(0.04)		$0.01	$0.20	$0.21	$0.44	$0.10
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.29)	$(0.32)	$(0.34)	$(0.33)	$(0.35)
From net realized gain	—		—	—	(0.04)	(0.04)	(0.00	)(w)
Total distributions declared to shareholders	$(0.16)		$(0.29)	$(0.32)	$(0.38)	$(0.37)	$(0.35)
Net asset value, end of period (x)	$10.19		$10.39	$10.67	$10.79	$10.96	$10.89
Total return (%) (r)(s)(t)(x)	(0.43	)(n)	0.04	1.89	2.03	4.15	1.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)	0.52	0.53	0.53	0.54	0.55
Expenses after expense reductions (f)	0.45	(a)	0.48	0.48	0.48	0.53	0.55
Net investment income (loss)	2.98	(a)	2.61	2.76	2.90	2.72	2.99
Portfolio turnover	31	(n)	27	40	53	72	52
Net assets at end of period (000 omitted)	$2,127,771		$2,087,409	$1,422,342	$1,423,635	$1,371,926	$1,542,574

See Notes to Financial Statements

39

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class 529A			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$10.38		$10.65	$10.77	$10.94	$10.87	$11.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.25	$0.27	$0.28	$0.27	$0.29
Net realized and unrealized gain (loss)	(0.20)		(0.26)	(0.10)	(0.10)	0.14	(0.21)
Total from investment operations	$(0.06)		$(0.01)	$0.17	$0.18	$0.41	$0.08
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.26)	$(0.29)	$(0.31)	$(0.30)	$(0.32)
From net realized gain	—		—	—	(0.04)	(0.04)	(0.00	)(w)
Total distributions declared to shareholders	$(0.14)		$(0.26)	$(0.29)	$(0.35)	$(0.34)	$(0.32)
Net asset value, end of period (x)	$10.18		$10.38	$10.65	$10.77	$10.94	$10.87
Total return (%) (r)(s)(t)(x)	(0.57	)(n)	(0.15)	1.60	1.72	3.84	0.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.96	1.00	0.99	0.99	1.00
Expenses after expense reductions (f)	0.73	(a)	0.76	0.76	0.78	0.81	0.84
Net investment income (loss)	2.70	(a)	2.34	2.47	2.60	2.43	2.72
Portfolio turnover	31	(n)	27	40	53	72	52
Net assets at end of period (000 omitted)	$8,616		$8,816	$7,879	$6,132	$4,713	$4,032

See Notes to Financial Statements

40

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class 529B			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$10.41		$10.68	$10.81	$10.97	$10.90	$11.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.15	$0.17	$0.19	$0.17	$0.20
Net realized and unrealized gain (loss)	(0.19)		(0.26)	(0.10)	(0.09)	0.15	(0.22)
Total from investment operations	$(0.10)		$(0.11)	$0.07	$0.10	$0.32	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.16)	$(0.20)	$(0.22)	$(0.21)	$(0.23)
From net realized gain	—		—	—	(0.04)	(0.04)	(0.00	)(w)
Total distributions declared to shareholders	$(0.10)		$(0.16)	$(0.20)	$(0.26)	$(0.25)	$(0.23)
Net asset value, end of period (x)	$10.21		$10.41	$10.68	$10.81	$10.97	$10.90
Total return (%) (r)(s)(t)(x)	(1.00	)(n)	(1.02)	0.62	0.95	2.96	(0.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.71	1.74	1.74	1.74	1.75
Expenses after expense reductions (f)	1.61	(a)	1.64	1.64	1.64	1.67	1.69
Net investment income (loss)	1.81	(a)	1.45	1.60	1.74	1.56	1.84
Portfolio turnover	31	(n)	27	40	53	72	52
Net assets at end of period (000 omitted)	$230		$304	$297	$339	$396	$395

See Notes to Financial Statements

41

Financial Highlights – continued

	Six months ended 10/31/18		Year ended
Class 529C			4/30/18	4/30/17	4/30/16	4/30/15	4/30/14
	(unaudited)
Net asset value, beginning of period	$10.41		$10.68	$10.80	$10.97	$10.90	$11.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.16	$0.17	$0.19	$0.17	$0.20
Net realized and unrealized gain (loss)	(0.19)		(0.27)	(0.09)	(0.10)	0.15	(0.22)
Total from investment operations	$(0.10)		$(0.11)	$0.08	$0.09	$0.32	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.16)	$(0.20)	$(0.22)	$(0.21)	$(0.23)
From net realized gain	—		—	—	(0.04)	(0.04)	(0.00	)(w)
Total distributions declared to shareholders	$(0.10)		$(0.16)	$(0.20)	$(0.26)	$(0.25)	$(0.23)
Net asset value, end of period (x)	$10.21		$10.41	$10.68	$10.80	$10.97	$10.90
Total return (%) (r)(s)(t)(x)	(1.00	)(n)	(1.02)	0.72	0.86	2.97	(0.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.71	1.75	1.74	1.74	1.75
Expenses after expense reductions (f)	1.61	(a)	1.64	1.64	1.64	1.67	1.70
Net investment income (loss)	1.82	(a)	1.45	1.59	1.73	1.56	1.84
Portfolio turnover	31	(n)	27	40	53	72	52
Net assets at end of period (000 omitted)	$2,990		$3,210	$3,843	$3,283	$2,933	$2,905

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

42

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Total Return Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period. The impact of the fund’s adoption was limited to changes in the fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the

43

Notes to Financial Statements (unaudited) – continued

impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of

44

Notes to Financial Statements (unaudited) – continued

derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

45

Notes to Financial Statements (unaudited) – continued

such as futures contracts. The following is a summary of the levels used as of October 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$322,031	$1,079,296,630	$—	$1,079,618,661
Non-U.S. Sovereign Debt	—	47,373,421	—	47,373,421
Municipal Bonds	—	63,755,232	—	63,755,232
U.S. Corporate Bonds	—	1,697,047,655	—	1,697,047,655
Residential Mortgage-Backed Securities	—	1,241,765,449	—	1,241,765,449
Commercial Mortgage-Backed Securities	—	446,375,367	—	446,375,367
Asset-Backed Securities (including CDOs)	—	428,036,486	—	428,036,486
Foreign Bonds	—	436,893,844	—	436,893,844
Mutual Funds	56,137,958	—	—	56,137,958
Total	$56,459,989	$5,437,544,084	$—	$5,494,004,073

Other Financial Instruments
Futures Contracts – Assets	$5,622,850	$—	$—	$5,622,850
Futures Contracts – Liabilities	(3,209,815)	—	—	(3,209,815)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were purchased options and futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as

46

Notes to Financial Statements (unaudited) – continued

presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$5,622,850	$(3,209,815)
Interest Rate	Purchased Interest Rate Options	322,031	—
Total		$5,944,881	$(3,209,815)

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(1,482,427)	$(1,418,527)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$3,192,897	$(70,610)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

47

Notes to Financial Statements (unaudited) – continued

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

48

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

49

Notes to Financial Statements (unaudited) – continued

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

50

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/18
Ordinary income (including any short-term capital gains)	$131,036,423

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Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/18
Cost of investments	$5,707,004,523
Gross appreciation	10,852,332
Gross depreciation	(223,852,782)
Net unrealized appreciation (depreciation)	$(213,000,450)

As of 4/30/18
Undistributed ordinary income	16,738,019
Capital loss carryforwards	(46,315,178)
Other temporary differences	(12,348,647)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(21,723,934)
Long-Term	(24,591,244)
Total	$(46,315,178)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Effective April 23, 2018, Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after

52

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/18	Year ended 4/30/18
Class A	$24,544,537	$42,118,451
Class B	167,998	365,907
Class C	916,016	1,935,562
Class I	17,063,482	28,762,383
Class R1	12,459	28,504
Class R2	518,738	986,547
Class R3	906,687	1,989,720
Class R4	1,504,149	2,930,459
Class R6	32,279,321	51,653,877
Class 529A	120,698	203,927
Class 529B	2,475	5,113
Class 529C	28,731	55,973
Total	$78,065,291	$131,036,423

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from May 1, 2018 through July 31, 2018, the management fee was computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion	0.40%

Effective August 1, 2018, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended October 31, 2018, this management fee reduction amounted to $266,919, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2018 was equivalent to an annual effective rate of 0.43% of the fund’s average daily net assets.

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Notes to Financial Statements (unaudited) – continued

For the period from May 1, 2018 through July 31, 2018, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
0.74%	1.49%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.50%	0.79%	1.64%	1.64%

This written agreement terminated on July 31, 2018. For the period from May 1, 2018 through July 31, 2018, this reduction amounted to $233,251, which is included in the reduction of total expenses in the Statement of Operations.

Effective August 1, 2018, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
0.68%	1.43%	1.53%	0.53%	1.53%	1.03%	0.78%	0.53%	0.42%	0.73%	1.58%	1.58%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2019. For the period from August 1, 2018 through October 31, 2018, this reduction amounted to $372,994, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $86,417 and $435 for the six months ended October 31, 2018, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

54

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$2,238,615
Class B	0.75%	0.25%	1.00%	0.90%	84,179
Class C	0.75%	0.25%	1.00%	1.00%	482,932
Class R1	0.75%	0.25%	1.00%	1.00%	6,565
Class R2	0.25%	0.25%	0.50%	0.50%	108,380
Class R3	—	0.25%	0.25%	0.25%	85,824
Class 529A	—	0.25%	0.25%	0.12%	11,104
Class 529B	0.75%	0.25%	1.00%	1.00%	1,344
Class 529C	0.75%	0.25%	1.00%	1.00%	15,573
Total Distribution and Service Fees					$3,034,516

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2018 based on each class’s average daily net assets. 0.10% of the Class A, Class B, and Class 529A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2018, this waiver amounted to $895,440, $8,418, and $4,442, respectively, and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2019. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2018, this rebate amounted to $75, $69, $1,279, $2, and $12 for Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2018, were as follows:

Amount
Class A	$94,533
Class B	20,622
Class C	13,272
Class 529B	724
Class 529C	313

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into

55

Notes to Financial Statements (unaudited) – continued

an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2018, were as follows:

Fee
Class 529A	$2,221
Class 529B	67
Class 529C	779
Total Program Manager Fees	$3,067

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2018, the fee was $98,342, which equated to 0.0036% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,858,201.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2018 was equivalent to an annual effective rate of 0.0113% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2018, the fee paid by the fund under this agreement was $4,537 and is included in “Miscellaneous” expense in the

56

Notes to Financial Statements (unaudited) – continued

Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On August 16, 2018, MFS redeemed 51 shares each of Class I for an aggregate amount of $534.

(4) Portfolio Securities

For the six months ended October 31, 2018, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$1,368,829,256	$1,202,149,812
Non-U.S. Government securities	$511,119,331	$462,717,253

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/18		Year ended 4/30/18
	Shares	Amount	Shares	Amount
Shares sold
Class A	27,480,710	$284,236,853	60,202,673	$641,770,684
Class B	35,372	365,451	178,879	1,909,896
Class C	590,762	6,118,864	1,793,076	19,160,176
Class I	22,488,264	232,642,697	64,005,696	683,381,684
Class R1	19,640	202,639	33,868	361,253
Class R2	347,232	3,591,776	840,720	8,955,817
Class R3	520,166	5,385,212	1,669,491	17,807,616
Class R4	1,362,669	14,094,082	3,022,567	32,264,206
Class R6	18,044,641	186,851,861	83,636,879	895,804,561
Class 529A	92,635	955,600	254,510	2,705,282
Class 529B	4,000	41,645	12,773	137,109
Class 529C	45,639	472,169	59,498	635,175
	71,031,730	$734,958,849	215,710,630	$2,304,893,459

57

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/18		Year ended 4/30/18
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,696,620	$17,599,507	3,407,169	$36,289,932
Class B	11,923	123,908	29,570	315,657
Class C	61,860	642,708	152,113	1,622,961
Class I	740,497	7,684,376	1,684,521	17,953,532
Class R1	994	10,325	2,666	28,498
Class R2	39,964	414,486	86,750	923,961
Class R3	73,209	759,340	185,971	1,982,206
Class R4	103,293	1,072,130	236,938	2,526,631
Class R6	2,561,642	26,582,950	4,814,076	51,259,996
Class 529A	9,660	100,094	19,102	203,191
Class 529B	196	2,032	476	5,077
Class 529C	2,285	23,742	5,191	55,392
	5,302,143	$55,015,598	10,624,543	$113,167,034

Shares reacquired
Class A	(24,133,583)	$(249,612,725)	(54,163,398)	$(578,252,462)
Class B	(332,512)	(3,440,709)	(754,143)	(8,046,696)
Class C	(1,573,222)	(16,288,493)	(4,869,629)	(51,731,014)
Class I	(23,906,790)	(247,206,966)	(69,882,252)	(748,274,083)
Class R1	(9,779)	(101,537)	(143,167)	(1,536,453)
Class R2	(815,954)	(8,417,552)	(1,245,185)	(13,258,140)
Class R3	(1,693,657)	(17,535,089)	(3,045,586)	(32,494,552)
Class R4	(1,380,843)	(14,291,793)	(4,444,641)	(47,536,741)
Class R6	(12,966,355)	(133,932,771)	(20,950,439)	(223,092,840)
Class 529A	(107,230)	(1,106,906)	(163,883)	(1,742,241)
Class 529B	(10,937)	(113,614)	(11,882)	(126,867)
Class 529C	(63,898)	(660,353)	(116,014)	(1,236,391)
	(66,994,760)	$(692,708,508)	(159,790,219)	$(1,707,328,480)

Net change
Class A	5,043,747	$52,223,635	9,446,444	$99,808,154
Class B	(285,217)	(2,951,350)	(545,694)	(5,821,143)
Class C	(920,600)	(9,526,921)	(2,924,440)	(30,947,877)
Class I	(678,029)	(6,879,893)	(4,192,035)	(46,938,867)
Class R1	10,855	111,427	(106,633)	(1,146,702)
Class R2	(428,758)	(4,411,290)	(317,715)	(3,378,362)
Class R3	(1,100,282)	(11,390,537)	(1,190,124)	(12,704,730)
Class R4	85,119	874,419	(1,185,136)	(12,745,904)
Class R6	7,639,928	79,502,040	67,500,516	723,971,717
Class 529A	(4,935)	(51,212)	109,729	1,166,232
Class 529B	(6,741)	(69,937)	1,367	15,319
Class 529C	(15,974)	(164,442)	(51,325)	(545,824)
	9,339,113	$97,265,939	66,544,954	$710,732,013

58

Notes to Financial Statements (unaudited) – continued

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 8%, 8%, 3%, 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended October 31, 2018, the fund’s commitment fee and interest expense were $15,285 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio		49,547,756	763,692,401	(757,096,585)	56,143,572
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$8,063	$(3,102)	$—	$956,139	$56,137,958

59

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2018 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2017 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

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Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2017, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2017 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense

61

Board Review of Investment Advisory Agreement – continued

limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median. The Trustees also noted that MFS has agreed to further reduce such expense limitation for the Fund effective August 1, 2018, which may not be changed without the Trustees’ approval.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion and $5 billion. They also noted that MFS has agreed to implement an additional contractual breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $10 billion effective August 1, 2018. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending,

62

Board Review of Investment Advisory Agreement – continued

and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that, effective January 3, 2018, MFS had discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds and would thereafter voluntarily reimburse a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2018.

63

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

64

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)

(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)     Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): MFS SERIES TRUST IX

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: December 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: December 14, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 14, 2018

*	Print name and title of each signing officer under his or her signature.